                                  United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR
   Certified Shareholder Report of Registered Management Investment Companies

                                    811-6061

                      (Investment Company Act File Number)

                              Federated Index Trust
         ---------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive
                       Pittsburgh, Pennsylvania 15237-7000

                                 (412) 288-1900
                             (Registrant's Telephone
                                     Number)

                           John W. McGonigle, Esquire
                            Federated Investors Tower
                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779
                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

                        Date of Fiscal Year End: 10/31/05
                                    --------

               Date of Reporting Period: Six months ended 4/30/05
                            ------------------------

Item 1.           Reports to Stockholders

Federated Investors
World-Class Investment Manager

Federated Max-Cap Index Fund

A Portfolio of Federated Index Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2005

Institutional Shares
Institutional Service Shares
Class C Shares
Class K Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights–Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2005	Year Ended October 31,
		2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$22.93	$21.29	$17.97	$21.51	$29.08	$28.09

Income From Investment Operations:

Net investment income	0.25	0.32	0.28	0.26	0.27	0.29

Net realized and unrealized gain (loss) on investments and futures contracts	0.49	1.63	3.31	(3.55)	(7.56)	1.23

TOTAL FROM INVESTMENT OPERATIONS	0.74	1.95	3.59	(3.29)	(7.29)	1.52

Less Distributions:

Distributions from net investment income	(0.24)	(0.31)	(0.27)	(0.25)	(0.28)	(0.28)

Distributions from net realized gain on investments and futures contracts	--	--	--	--	--	(0.25)

TOTAL DISTRIBUTIONS	(0.24)	(0.31)	(0.27)	(0.25)	(0.28)	(0.53)

Net Asset Value, End of Period	$23.43	$22.93	$21.29	$17.97	$21.51	$29.08

Total Return[1]	3.21%	9.21%[2]	20.18%[3]	(15.41)%	(25.15)%	5.40%

Ratios to Average Net Assets:

Expenses	0.35%[4]	0.35%	0.35%	0.34%	0.34%	0.34%

Net investment income	2.07%[4]	1.35%	1.44%	1.22%	1.03%	0.98%

Expense waiver/reimbursement[5]	0.29%[4]	0.28%	0.29%	0.29%	0.26%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$658,979	$705,040	$962,928	$906,710	$1,228,402	$2,021,341

Portfolio turnover	14%	19%	24%	18%	7%	11%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the year, the Fund was reimbursed by the Manager, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

3 During the year, the Fund was reimbursed by the Sub-Manager for certain losses on investments, which had an impact of less than 0.01% on total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights–Institutional Service Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2005	Year Ended October 31,
		2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$22.88	$21.24	$17.93	$21.46	$29.01	$28.03

Income From Investment Operations:

Net investment income	0.21	0.23	0.21	0.19	0.18	0.19

Net realized and unrealized gain (loss) on investments and futures contracts	0.50	1.65	3.32	(3.53)	(7.52)	1.23

TOTAL FROM INVESTMENT OPERATIONS	0.71	1.88	3.53	(3.34)	(7.34)	1.42

Less Distributions:

Distributions from net investment income	(0.21)	(0.24)	(0.22)	(0.19)	(0.21)	(0.19)

Distributions from net realized gain on investments and futures contracts	--	--	--	--	--	(0.25)

TOTAL DISTRIBUTIONS	(0.21)	(0.24)	(0.22)	(0.19)	(0.21)	(0.44)

Net Asset Value, End of Period	$23.38	$22.88	$21.24	$17.93	$21.46	$29.01

Total Return[1]	3.07%	8.89%[2]	19.84%[3]	(15.67)%	(25.39)%	5.08%

Ratios to Average Net Assets:

Expenses	0.65%[4]	0.65%	0.65%	0.64%	0.64%	0.64%

Net investment income	1.76%[4]	1.05%	1.14%	0.92%	0.73%	0.67%

Expense waiver/reimbursement[5]	0.29%[4]	0.28%	0.29%	0.29%	0.26%	0.25%

Supplemental Data:

Net assets, end of period (000 omitted)	$549,704	$556,243	$605,437	$425,421	$578,776	$900,246

Portfolio turnover	14%	19%	24%	18%	7%	11%

1 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the year, the Fund was reimbursed by the Manager, which had an impact of less than 0.01% on total return. See Notes to Financial Statements (Note 5).

3 During the year, the Fund was reimbursed by the Sub-Manager for certain losses on investments, which had an impact of less than 0.01% on total return.

4 Computed on an annualized basis.

5 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights–Class C Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2005	Year Ended October 31,
		2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$22.81	$21.18	$17.88	$21.40	$28.91	$27.96

Income From Investment Operations:

Net investment income (loss)	0.11	0.07	0.08	0.04	0.01	(0.00)[1]

Net realized and unrealized gain (loss) on investments and futures contracts	0.51	1.64	3.31	(3.52)	(7.50)	1.21

TOTAL FROM INVESTMENT OPERATIONS	0.62	1.71	3.39	(3.48)	(7.49)	1.21

Less Distributions:

Distributions from net investment income	(0.11)	(0.08)	(0.09)	(0.04)	(0.02)	(0.01)

Distributions from net realized gain on investments and futures contracts	--	--	--	--	--	(0.25)

TOTAL DISTRIBUTIONS	(0.11)	(0.08)	(0.09)	(0.04)	(0.02)	(0.26)

Net Asset Value, End of Period	$23.32	$22.81	$21.18	$17.88	$21.40	$28.91

Total Return[2]	2.71%	8.07%[3]	19.01%[4]	(16.28)%	(25.92)%	4.35%

Ratios to Average Net Assets:

Expenses	1.40%[5]	1.41%	1.37%	1.34%	1.34%	1.34%

Net investment income (loss)	1.04%[5]	0.29%	0.42%	0.22%	0.03%	(0.03)%

Expense waiver/reimbursement[6]	0.02%[5]	0.01%	0.04%	0.04%	0.01%	0.00%[7]

Supplemental Data:

Net assets, end of period (000 omitted)	$92,649	$102,614	$104,086	$88,070	$111,863	$142,999

Portfolio turnover	14%	19%	24%	18%	7%	11%

1 Represents less than $0.01.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Manager, which had an impact of less than 0.01% on the total return. See Notes to Financial Statements (Note 5).

4 During the year, the Fund was reimbursed by the Sub-Manager for certain losses on investments, which had an impact of less than 0.01% on total return.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

7 Represents less than 0.01%.

See Notes which are an integral part of the Financial Statements

Financial Highlights–Class K Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2005	Year Ended 10/31/2004	Period Ended 10/31/2003 [1]

Net Asset Value, Beginning of Period	$22.90	$21.27	$17.81

Income From Investment Operations:

Net investment income	0.16	0.14	0.10

Net realized and unrealized gain on investments and futures contracts	0.50	1.65	3.45

TOTAL FROM INVESTMENT OPERATIONS	0.66	1.79	3.55

Less Distributions:

Distributions from net investment income	(0.16)	(0.16)	(0.09)

Net Asset Value, End of Period	$23.40	$22.90	$21.27

Total Return[2]	2.84%	8.42%[3]	19.99%[4]

Ratios to Average Net Assets:

Expenses	1.10%[5]	1.10%	1.09%[5]

Net investment income	1.27%[5]	0.60%	0.70%[5]

Expense waiver/reimbursement[6]	0.02%[5]	0.01%	0.04%[5]

Supplemental Data:

Net assets, end of period (000 omitted)	$34,207	$31,940	$16,228

Portfolio turnover	14%	19%	24%[7]

1 Reflects operations for the period from April 8, 2003 (start of performance) to October 31, 2003.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the year, the Fund was reimbursed by the Manager, which had an impact of 0.05% on total return. See Notes to Financial Statements (Note 5).

4 During the year, the Fund was reimbursed by the Sub-Manager for certain losses on investments, which had an impact of less than 0.01% on total return.

5 Computed on an annualized basis.

6 This expense decrease is reflected in both the expense and the net investment income ratios shown above.

7 Portfolio turnover is calculated at the Fund Level. Percentage indicated was calculated for the year ended October 31, 2003.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period	[1]

Actual

Institutional Shares	$1,000	$1,032.10	$1.76

Institutional Service Shares	$1,000	$1,030.70	$3.27

Class C Shares	$1,000	$1,027.10	$7.04

Class K Shares	$1,000	$1,028.40	$5.53

Hypothetical (assuming a 5% return before expenses):

Institutional Shares	$1,000	$1,023.06	$1.76

Institutional Service Shares	$1,000	$1,021.57	$3.26

Class C Shares	$1,000	$1,017.85	$7.00

Class K Shares	$1,000	$1,019.34	$5.51

1 Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.35%

Institutional Service Shares	0.65%

Class C Shares	1.40%

Class K Shares	1.10%

Portfolio of Investments Summary Table

At April 30, 2005, the Fund’s sector composition1 for its equity securities investments was as follows:

Sector	Percentage of Total Net Assets

Financials	19.2%

Information Technology	14.4%

Healthcare	13.3%

Industrials	11.5%

Consumer Discretionary	11.1%

Consumer Staples	9.9%

Energy	8.2%

Utilities	3.2%

Telecommunication Services	3.1%

Materials	2.8%

Other Securities[2]	0.5%

Cash Equivalents[3]	2.7%

Other Assets and Liabilities – Net[4]	0.1%

TOTAL5	100.0%

1 Except for Other Securities and Cash Equivalents, sector classifications are based upon, and individual securities are assigned to, the classifications of the Global Industry Classification System (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Other Securities include corporate bonds, preferred stock, and U.S. Treasury securities.

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

4 See Statement of Assets and Liabilities.

5 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund’s total exposure to the Standard & Poor’s 500 Index is effectively 100%.

Portfolio of Investments

April 30, 2005 (unaudited)

Shares			Value

		COMMON STOCKS--96.7%[1]
		Consumer Discretionary--11.1%
26,100	[2]	Argosy Gaming Corp.	$1,199,034

56,690	[2]	AutoNation, Inc.	1,035,726

8,130	[2]	AutoZone, Inc.	674,790

35,014	[2]	Bed Bath & Beyond, Inc.	1,302,871

37,240		Best Buy Co., Inc.	1,874,662

44,721	[2]	Big Lots, Inc.	455,260

8,241		Black & Decker Corp.	689,195

13,700	[2]	Brookstone, Inc.	270,849

8,799		Brunswick Corp.	369,558

9,595	[2]	Caesars Entertainment, Inc.	191,420

55,507		Carnival Corp.	2,713,182

14,286		Centex Corp.	824,588

19,869		Circuit City Stores, Inc.	313,930

59,057		Clear Channel Communications, Inc.	1,886,281

42,900	[2]	Coach, Inc.	1,149,720

269,419	[2]	Comcast Corp., Class A	8,651,044

9,402		Cooper Tire & Rubber Co.	164,065

14,228		Dana Corp.	162,484

17,482		Darden Restaurants, Inc.	524,460

56,952		Delphi Corp.	187,942

10,816		Dillards, Inc., Class A	251,688

34,328		Dollar General Corp.	698,575

7,507		Dow Jones & Co.	251,034

28,005		Eastman Kodak Co.	700,125

18,060		Family Dollar Stores, Inc.	487,259

18,836		Federated Department Stores, Inc.	1,083,070

222,209		Ford Motor Co.	2,024,324

23,449		Fortune Brands, Inc.	1,983,316

32,280		Gannett Co., Inc.	2,485,560

102,960		Gap (The), Inc.	2,198,196

56,025		General Motors Corp.	1,494,747

22,967		Genuine Parts Co.	985,284

49,108	[2]	Goodyear Tire & Rubber Co.	582,912

33,520		Harley Davidson, Inc.	1,576,110

11,475		Harrah’s Entertainment, Inc.	752,990

		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
21,514		Hasbro, Inc.	$407,045

44,662		Hilton Hotels Corp.	974,971

266,489		Home Depot, Inc.	9,425,716

34,736		International Game Technology	934,051

38,819	[2]	Interpublic Group Cos., Inc.	499,212

31,506		Johnson Controls, Inc.	1,728,734

15,435		Jones Apparel Group, Inc.	469,996

12,392		KB HOME	706,344

8,097		Knight-Ridder, Inc.	523,876

38,008	[2]	Kohl’s Corp.	1,809,181

25,151		Leggett and Platt, Inc.	678,071

44,571		Limited, Inc.	966,745

10,178		Liz Claiborne, Inc.	360,607

93,307		Lowe’s Cos., Inc.	4,862,228

33,823		Marriott International, Inc., Class A	2,122,393

71,861		Mattel, Inc.	1,297,091

46,015		May Department Stores Co.	1,614,206

7,678		Maytag Corp.	74,400

150,600		McDonald’s Corp.	4,414,086

21,757		McGraw-Hill Cos., Inc.	1,894,600

7,359		Meredith Corp.	345,873

14,305		New York Times Co., Class A	477,215

29,510		Newell Rubbermaid, Inc.	641,252

340,264		News Corp., Inc., Class A	5,199,234

16,300		News Corp., Inc., Class B	259,496

30,135		Nike, Inc., Class B	2,314,669

15,780		Nordstrom, Inc.	802,097

51,553	[2]	Office Depot, Inc.	1,009,408

10,806		Officemax, Inc.	350,979

26,126		Omnicom Group, Inc.	2,165,845

33,790		Penney (J.C.) Co., Inc.	1,601,984

17,656		Pulitzer, Inc.	1,123,804

17,392		Pulte Corp.	1,242,658

17,585		Radioshack Corp.	439,097

7,898		Reebok International Ltd.	320,738

12,810	[2]	Sears Holdings Corp.	1,732,424

25,923		Sherwin-Williams Co.	1,155,388

7,303		Snap-On Tools Corp.	242,241

		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
9,613		Stanley Works	$413,647

82,690		Staples, Inc.	1,576,898

46,384	[2]	Starbucks Corp.	2,296,936

28,433		Starwood Hotels & Resorts Worldwide, Inc.	1,545,049

78,842		TJX Cos., Inc.	1,785,771

108,113		Target Corp.	5,017,524

15,296		Tiffany & Co.	461,174

582,877	[2]	Time Warner, Inc.	9,798,162

67,842	[2]	Toys ‘R’ Us, Inc.	1,719,795

30,147		Tribune Co.	1,163,674

29,468	[2]	Univision Communications, Inc., Class A	774,714

14,330		V.F. Corp.	810,935

1,400		Viacom, Inc., Class A	48,692

206,142		Viacom, Inc., Class B	7,136,636

11,714		Visteon Corp.	40,999

249,117		Walt Disney Co.	6,576,689

1		Washington Post Co., Class B	864

13,319		Wendy’s International, Inc.	571,785

6,942		Whirlpool Corp.	430,821

34,240		Yum! Brands, Inc.	1,607,910

151,500	[2]	eBay, Inc.	4,807,095

		TOTAL	147,969,976

		Consumer Staples--9.9%
8,816		Alberto-Culver Co., Class B	392,312

37,275		Albertsons, Inc.	737,672

257,962		Altria Group, Inc.	16,764,950

76,724		Anheuser-Busch Cos., Inc.	3,596,054

97,074		Archer-Daniels-Midland Co.	1,746,361

45,436		Avon Products, Inc.	1,821,075

12,760		Brown-Forman Corp., Class B	708,180

55,994		CVS Corp.	2,888,171

49,190		Campbell Soup Co.	1,462,911

16,073		Clorox Co.	1,017,421

275,082		Coca-Cola Co.	11,949,562

50,837		Coca-Cola Enterprises, Inc.	1,031,991

72,040		Colgate-Palmolive Co.	3,586,872

51,504		ConAgra, Inc.	1,377,732

45,704		Costco Wholesale Corp.	1,854,668

		COMMON STOCKS--continued[1]
		Consumer Staples--continued
37,655		General Mills, Inc.	$1,860,157

125,947		Gillette Co.	6,503,903

42,302		Heinz (H.J.) Co.	1,558,829

22,922		Hershey Foods Corp.	1,464,716

47,207		Kellogg Co.	2,121,955

59,386		Kimberly-Clark Corp.	3,708,656

72,421	[2]	Kroger Co.	1,142,079

12,700		McCormick & Co., Inc.	439,293

12,652		Molson Coors Brewing Co., Class B	781,261

194,045		PepsiCo, Inc.	10,796,664

299,113		Procter & Gamble Co.	16,196,969

13,300		Reynolds American, Inc.	1,037,001

29,190		SUPERVALU, Inc.	921,236

72,523	[2]	Safeway Inc.	1,544,015

97,187		Sara Lee Corp.	2,078,830

54,372		Sysco Corp.	1,881,271

26,624		The Pepsi Bottling Group, Inc.	763,310

16,477		UST, Inc.	754,647

409,930		Wal-Mart Stores, Inc.	19,324,100

103,096		Walgreen Co.	4,439,314

26,046		Wrigley (Wm.), Jr. Co.	1,800,560

		TOTAL	132,054,698

		Energy--8.2%
11,487		Amerada-Hess Corp.	1,075,757

28,310		Anadarko Petroleum Corp.	2,067,762

47,172		Apache Corp.	2,655,312

8,320		Ashland, Inc.	559,437

16,000		BJ Services Co.	780,000

46,281		Baker Hughes, Inc.	2,041,918

46,620		Burlington Resources, Inc.	2,266,198

254,374		ChevronTexaco Corp.	13,227,448

83,996		ConocoPhillips	8,806,981

68,136		Devon Energy Corp.	3,077,703

28,606		EOG Resources, Inc.	1,360,215

61,439		El Paso Corp.	613,776

769,471		Exxon Mobil Corp.	43,882,931

58,548		Halliburton Co.	2,435,011

17,100		Kaneb Services, Inc.	732,222

		COMMON STOCKS--continued[1]
		Energy--continued
25,389		Kerr-McGee Corp.	$1,970,186

12,113		Kinder Morgan, Inc.	926,160

39,077		Marathon Oil Corp.	1,819,816

17,990	[2]	Nabors Industries Ltd.	969,121

16,115	[2]	National-Oilwell, Inc.	640,406

12,278		Noble Corp.	624,950

46,451		Occidental Petroleum Corp.	3,205,119

8,352		Rowan Companies, Inc.	221,579

66,456		Schlumberger Ltd.	4,546,255

10,160		Sunoco, Inc.	1,008,482

37,690	[2]	Transocean Sedco Forex, Inc.	1,747,685

31,426		Unocal Corp.	1,714,288

31,500		Valero Energy Corp.	2,158,695

50,161		Williams Cos., Inc.	853,740

43,832		XTO Energy, Inc.	1,322,411

		TOTAL	109,311,564

		Financials--19.2%
35,874		AON Corp.	747,973

44,500		Ace Ltd.	1,911,720

48,682		Aflac, Inc.	1,978,923

83,325		Allstate Corp.	4,679,532

13,473		Ambac Financial Group, Inc.	900,670

146,695		American Express Co.	7,730,826

301,032		American International Group, Inc.	15,307,477

44,152		Amsouth Bancorporation	1,162,081

15,000		Apartment Investment & Management Co., Class A	571,800

23,500		Archstone-Smith Trust	845,295

66,285		BB&T Corp.	2,599,035

490,836		Bank of America Corp.	22,107,253

90,939		Bank of New York Co., Inc.	2,540,836

13,234		Bear Stearns Cos., Inc.	1,252,730

20,900		CIT Group, Inc.	841,852

27,867		Capital One Financial Corp.	1,975,492

22,295		Chubb Corp.	1,823,285

22,773		Cincinnati Financial Corp.	916,404

631,719		Citigroup, Inc.	29,665,524

20,823		Comerica, Inc.	1,192,325

14,272		Compass Bancshares, Inc.	613,981

		COMMON STOCKS--continued[1]
		Financials--continued
68,642		Countrywide Financial Corp.	$2,484,154

45,500	[2]	E*Trade Group, Inc.	505,505

61,667		Equity Office Properties Trust	1,940,660

26,900		Equity Residential Properties Trust	924,015

88,869		Federal Home Loan Mortgage Corp.	5,467,221

118,016		Federal National Mortgage Association	6,366,963

13,500		Federated Investors, Inc.	384,075

69,407		Fifth Third Bancorp	3,019,205

12,400		First Horizon National Corp.	514,972

29,280		Franklin Resources, Inc.	2,010,950

29,118		Golden West Financial Corp.	1,814,925

45,600		Goldman Sachs Group, Inc.	4,869,624

34,870		Hartford Financial Services Group, Inc.	2,523,542

26,691		Huntington Bancshares, Inc.	627,505

428,968		J.P. Morgan Chase & Co.	15,224,074

22,992		Janus Capital Group, Inc.	298,666

19,459		Jefferson-Pilot Corp.	977,036

47,279		KeyCorp	1,567,772

100		Kimco Realty Corp.	5,539

37,903		Lehman Brothers Holdings, Inc.	3,476,463

23,408		Lincoln National Corp.	1,052,658

28,643		Loews Corp.	2,030,216

11,600		M & T Bank Corp.	1,200,020

14,831		MBIA Insurance Corp.	776,848

121,397		MBNA Corp.	2,397,591

10,364		MGIC Investment Corp.	611,476

2		Manulife Financial Corp.	92

63,310		Marsh & McLennan Cos., Inc.	1,774,579

25,400		Marshall & Ilsley Corp.	1,083,056

3,500		Maxcor Financial Group, Inc.	48,580

48,217		Mellon Financial Corp.	1,335,129

112,325		Merrill Lynch & Co., Inc.	6,057,687

88,941		MetLife, Inc.	3,459,805

17,117		Moody’s Corp.	1,405,990

127,356		Morgan Stanley	6,701,473

81,966		National City Corp.	2,783,565

51,684		North Fork Bancorp, Inc.	1,454,905

23,569		Northern Trust Corp.	1,061,312

		COMMON STOCKS--continued[1]
		Financials--continued
32,157		PNC Financial Services Group	$1,711,717

20,300		Plum Creek Timber Co., Inc.	701,162

31,499	[2]	Prime Group Realty Trust	223,643

35,200		Principal Financial Group	1,375,616

22,030		Progressive Corp., OH	2,010,678

22,800		Prologis Trust	902,652

27,336	[2]	Providian Financial Corp.	455,691

64,100		Prudential Financial, Inc.	3,663,315

56,129		Regions Financial Corp.	1,879,760

6,725		Riggs National Corp.	131,339

13,522		SAFECO Corp.	712,204

44,940		SLM Corp.	2,140,942

161,886		Schwab (Charles) Corp.	1,675,520

23,400		Simon Property Group, Inc.	1,546,038

34,400		Sovereign Bancorp, Inc.	707,608

26,362		State Street Corp.	1,218,715

43,391		SunTrust Banks, Inc.	3,160,167

34,855		Synovus Financial Corp.	976,986

14,054		T. Rowe Price Group, Inc.	775,359

81,149		The St. Paul Travelers Cos., Inc.	2,905,134

15,437		Torchmark Corp.	824,799

224,063		U.S. Bancorp	6,251,358

26,953		UNUMProvident Corp.	450,654

1,240		Unizan Financial Corp.	31,521

191,404		Wachovia Corp.	9,796,057

105,525		Washington Mutual Bank FA	4,360,293

204,649		Wells Fargo & Co.	12,266,661

16,836		XL Capital Ltd.	1,183,571

8,467		Zions Bancorp	592,944

100		iStar Financial, Inc.	3,984

		TOTAL	256,238,950

		Healthcare--13.3%

189,741		Abbott Laboratories	9,327,667

1,800	[2]	Accredo Health, Inc.	81,540

38,052		Aetna, Inc.	2,791,875

12,619		Allergan, Inc.	888,251

14,192		AmerisourceBergen Corp.	869,686

152,357	[2]	Amgen, Inc.	8,868,701

		COMMON STOCKS--continued[1]
		Healthcare--continued
20,548		Applera Corp.	$435,618

18,304		Bard (C.R.), Inc.	1,302,696

5,132		Bausch & Lomb, Inc.	384,900

71,024		Baxter International, Inc.	2,634,990

28,328		Becton, Dickinson & Co.	1,657,755

52,734	[2]	Biogen Idec, Inc.	1,911,080

30,304		Biomet, Inc.	1,172,462

109,676	[2]	Boston Scientific Corp.	3,244,216

234,325		Bristol-Myers Squibb Co.	6,092,450

16,270		CIGNA Corp.	1,496,515

4,300	[2]	CTI Molecular Imaging, Inc.	88,279

52,008		Cardinal Health, Inc.	2,890,085

62,527	[2]	Caremark Rx, Inc.	2,504,206

19,394	[2]	Chiron Corp.	662,305

21,100	[2]	Closure Medical Corp.	567,379

23,800	[2]	Eon Labs, Inc.	711,144

5,000	[2]	Express Scripts, Inc., Class A	448,200

11,000	[2]	Fisher Scientific International, Inc.	653,180

43,976	[2]	Forest Laboratories, Inc., Class A	1,569,064

24,600	[2]	Genzyme Corp.	1,441,806

49,814	[2]	Gilead Sciences, Inc.	1,848,099

38,888		Guidant Corp.	2,880,823

40,348		HCA - The Healthcare Corp.	2,253,032

22,800		Health Management Association, Class A	563,844

17,144	[2]	Hospira, Inc.	575,181

19,131	[2]	Humana, Inc.	662,889

26,473		IMS Health, Inc.	634,823

358,562		Johnson & Johnson	24,608,110

28,784	[2]	King Pharmaceuticals, Inc.	230,272

13,500	[2]	Laboratory Corporation of America Holdings	668,250

128,966		Lilly (Eli) & Co.	7,540,642

10,643		Manor Care, Inc.	354,944

42,566		McKesson HBOC, Inc.	1,574,942

31,005	[2]	Medco Health Solutions, Inc.	1,580,325

40,037	[2]	Medimmune, Inc.	1,015,739

147,083		Medtronic, Inc.	7,751,274

267,620		Merck & Co., Inc.	9,072,318

5,777	[2]	Millipore Corp.	278,567

		COMMON STOCKS--continued[1]
		Healthcare--continued
33,150		Mylan Laboratories, Inc.	$546,975

17,500	[2]	Orphan Medical, Inc.	183,575

14,507		PerkinElmer, Inc.	268,380

916,620		Pfizer, Inc.	24,904,565

11,496		Quest Diagnostic, Inc.	1,216,277

144,332		Schering Plough Corp.	3,012,209

38,908	[2]	St. Jude Medical, Inc.	1,518,579

45,702		Stryker Corp.	2,218,832

45,905	[2]	Tenet Healthcare Corp.	549,483

21,053	[2]	Thermo Electron Corp.	525,904

6,000	[2]	Transkaryotic Therapies, Inc.	203,280

81,363		UnitedHealth Group, Inc.	7,689,617

12,400	[2]	Waters Corp.	491,412

23,083	[2]	Watson Pharmaceuticals, Inc.	692,490

38,495	[2]	Wellpoint, Inc.	4,917,736

145,054		Wyeth	6,518,727

34,094	[2]	Zimmer Holdings, Inc.	2,775,933

		TOTAL	177,024,098

		Industrials--11.5%
92,052		3M Co.	7,039,216

37,743	[2]	Allied Waste Industries, Inc.	301,566

21,659		American Power Conversion Corp.	525,447

33,800		American Standard Cos.	1,511,198

18,300	[2]	Apollo Group, Inc., Class A	1,319,796

21,942		Avery Dennison Corp.	1,148,664

29,143		Block (H&R), Inc.	1,451,613

108,205		Boeing Co.	6,440,362

46,238		Burlington Northern Santa Fe Corp.	2,230,984

38,432		CSX Corp.	1,542,276

33,238		Caterpillar, Inc.	2,926,606

126,563		Cendant Corp.	2,519,869

16,637		Cintas Corp.	642,022

10,157		Cooper Industries Ltd., Class A	646,594

4,217		Cummins, Inc.	286,756

34,840		Danaher Corp.	1,763,949

30,386		Deere & Co.	1,900,340

3,754	[2]	Delta Air Lines, Inc.	12,351

22,723		Donnelley (R.R.) & Sons Co.	747,814

		COMMON STOCKS--continued[1]
		Industrials--continued
23,302		Dover Corp.	$847,261

17,154		Eaton Corp.	1,006,082

49,952		Emerson Electric Co.	3,130,492

17,816		Equifax, Inc.	599,508

40,868		FedEx Corp.	3,471,737

7,256		Fluor Corp.	374,119

23,058		General Dynamics Corp.	2,422,243

1,280,936		General Electric Co.	46,369,883

13,590		Goodrich (B.F.) Co.	547,677

8,247		Grainger (W.W.), Inc.	455,977

102,618		Honeywell International, Inc.	3,669,620

10,196		ITT Industries, Inc.	922,330

29,309		Illinois Tool Works, Inc.	2,456,680

26,642		Ingersoll-Rand Co., Class A	2,047,970

25,972	[2]	Insurance Automotive Auctions, Inc.	732,410

13,975		L-3 Communications Holdings, Inc.	991,806

52,588		Lockheed Martin Corp.	3,205,239

56,836		Masco Corp.	1,789,766

10,768	[2]	Monster Worldwide, Inc.	247,772

5,763	[2]	Navistar International Corp.	170,181

48,253		Norfolk Southern Corp.	1,515,144

41,300		Northrop Grumman Corp.	2,264,892

20,296		PACCAR, Inc.	1,378,098

12,289		Pall Corp.	329,714

12,797		Parker-Hannifin Corp.	767,052

28,003		Pitney Bowes, Inc.	1,252,294

53,555		Raytheon Co.	2,014,204

21,894		Robert Half International, Inc.	543,409

21,243		Rockwell Automation, Inc.	982,064

21,843		Rockwell Collins	1,002,157

6,586		Ryder Systems, Inc.	243,221

95,546		Southwest Airlines Co.	1,421,724

21,030		Textron Inc.	1,584,611

29,586		Thomas Industries, Inc.	1,167,759

211,292		Tyco International Ltd.	6,615,553

29,895		Union Pacific Corp.	1,911,187

10,203		United Defense Industries, Inc.	754,818

135,140		United Parcel Service, Inc.	9,636,833

		COMMON STOCKS--continued[1]
		Industrials--continued
62,361		United Technologies Corp.	$6,343,361

68,824		Waste Management, Inc.	1,960,796

		TOTAL	154,105,067

		Information Technology--14.4%
84,722	[2]	ADC Telecommunications, Inc.	192,319

28,655		Adobe Systems, Inc.	1,704,113

36,634	[2]	Advanced Micro Devices, Inc.	521,302

13,700	[2]	Affiliated Computer Services, Inc., Class A	653,079

46,459	[2]	Agilent Technologies, Inc.	964,024

62,439	[2]	Altera Corp.	1,294,360

43,124		Analog Devices, Inc.	1,470,960

44,203	[2]	Andrew Corp.	542,371

97,898	[2]	Apple Computer, Inc.	3,530,202

201,210	[2]	Applied Materials, Inc.	2,991,993

30,233	[2]	Applied Micro Circuits Corp.	80,722

13,268	[2]	Ascential Software Corp.	245,060

24,320		Autodesk, Inc.	774,106

67,605		Automatic Data Processing, Inc.	2,936,761

47,439	[2]	Avaya, Inc.	411,771

48,424	[2]	BMC Software, Inc.	784,469

35,711	[2]	Broadcom Corp.	1,068,116

74,449	[2]	CIENA Corp.	171,233

783,028	[2]	Cisco Systems, Inc.	13,530,724

29,530	[2]	Citrix Systems, Inc.	664,425

67,068		Computer Associates International, Inc.	1,804,129

21,641	[2]	Computer Sciences Corp.	940,951

37,670	[2]	Compuware Corp.	224,137

21,925	[2]	Comverse Technology, Inc.	499,671

14,100	[2]	Concord Communications, Inc.	231,945

18,425	[2]	Convergys Corp.	238,788

129,100	[2]	Corning, Inc.	1,775,125

82,100	[2]	Creo, Inc.	1,315,242

294,799	[2]	Dell, Inc.	10,267,849

46,415	[2]	DoubleClick, Inc.	373,177

288,728	[2]	EMC Corp. Mass	3,788,111

29,200	[2]	Electronic Arts, Inc.	1,558,988

58,380		Electronic Data Systems Corp.	1,129,653

98,048		First Data Corp., Class	3,728,765

		COMMON STOCKS--continued[1]
		Information Technology--continued
29,867	[2]	Fiserv, Inc.	$1,263,374

37,324	[2]	Freescale Semiconductor, Inc., Class B	703,931

33,878	[2]	Gateway, Inc.	115,524

377,550		Hewlett-Packard Co.	7,728,449

202,643		IBM Corp.	15,477,872

755,980		Intel Corp.	17,780,650

18,865	[2]	Intuit, Inc.	760,260

174,542	[2]	JDS Uniphase Corp.	258,322

20,985	[2]	Jabil Circuit, Inc.	579,186

22,925	[2]	KLA-Tencor Corp.	894,534

45,314	[2]	LSI Logic Corp.	242,883

15,518	[2]	Lexmark International Group, Class A	1,077,725

35,914		Linear Technology Corp.	1,283,566

440,888	[2]	Lucent Technologies, Inc.	1,071,358

38,041		Maxim Integrated Products, Inc.	1,422,733

12,432	[2]	Mercury Interactive Corp.	513,815

58,598	[2]	Micron Technology, Inc.	568,987

1,232,918		Microsoft Corp.	31,192,825

19,981		Molex, Inc.	507,717

290,221		Motorola, Inc.	4,451,990

37,765	[2]	NASSDA Corp.	261,711

20,374	[2]	NCR Corp.	672,342

15,000	[2]	NVIDIA Corp.	329,100

59,714		National Semiconductor Corp.	1,139,343

38,961	[2]	Network Appliance, Inc.	1,037,531

46,723	[2]	Novell, Inc.	276,133

19,521	[2]	Novellus Systems, Inc.	457,377

579,313	[2]	Oracle Corp.	6,696,858

17,195	[2]	PMC-Sierra, Inc.	138,592

31,383	[2]	Parametric Technology Corp.	166,958

42,457		Paychex, Inc.	1,299,184

9,966	[2]	Qlogic Corp.	331,270

197,078		Qualcomm, Inc.	6,876,051

13,486		Sabre Group Holdings, Inc.	263,786

140,501	[2]	Sanmina-SCI Corp.	563,409

18,680		Scientific-Atlanta, Inc.	571,234

55,082	[2]	Siebel Systems, Inc.	495,738

87,605	[2]	Solectron Corp.	289,097

		COMMON STOCKS--continued[1]
		Information Technology--continued

480,486	[2]	Sun Microsystems, Inc.	$1,744,164

58,535	[2]	SunGard Data Systems, Inc.	1,955,069

74,128	[2]	Symantec Corp.	1,392,124

24,041		Symbol Technologies, Inc.	321,428

11,156		Tektronix, Inc.	241,639

58,987	[2]	Tellabs, Inc.	457,739

17,601	[2]	Teradyne, Inc.	193,963

207,091		Texas Instruments, Inc.	5,168,991

31,622	[2]	Unisys Corp.	205,227

62,457	[2]	Veritas Software Corp.	1,285,990

107,322	[2]	Xerox Corp.	1,422,017

33,412		Xilinx, Inc.	900,119

143,888	[2]	Yahoo, Inc.	4,965,575

		TOTAL	192,424,101

		Materials--2.8%
25,832		Air Products & Chemicals, Inc.	1,517,113

103,548		Alcoa, Inc.	3,004,963

11,245		Allegheny Technologies, Inc.	251,888

11,644		Ball Corp.	459,938

10,276		Bemis Co., Inc.	283,207

111,637		Dow Chemical Co.	5,127,487

118,906		Du Pont (E.I.) de Nemours & Co.	5,601,662

5,496		Eastman Chemical Co.	296,784

29,406		Ecolab, Inc.	961,870

11,763		Engelhard Corp.	360,301

18,011		Freeport-McMoRan Copper & Gold, Inc., Class B	624,261

43,690		Georgia-Pacific Corp.	1,497,256

5,855		Great Lakes Chemical Corp.	181,739

13,758	[2]	Hercules, Inc.	182,018

12,342		International Flavors & Fragrances, Inc.	467,762

46,526		International Paper Co.	1,595,377

15,182		Louisiana-Pacific Corp.	373,477

19,628		MeadWestvaco Corp.	578,045

31,277		Monsanto Co.	1,833,458

42,613		Newmont Mining Corp.	1,618,016

19,634		Nucor Corp.	1,003,297

19,342		PPG Industries, Inc.	1,306,552

16,708	[2]	Pactiv Corp.	358,220

		COMMON STOCKS--continued[1]
		Materials--continued
10,666		Phelps Dodge Corp.	$915,676

37,090		Praxair, Inc.	1,736,925

23,358		Rohm & Haas Co.	1,019,810

17,025	[2]	Sealed Air Corp.	824,691

7,180		Sigma-Aldrich Corp.	419,527

11,624		Temple-Inland, Inc.	392,310

15,910		United States Steel Corp.	680,312

11,106		Vulcan Materials Co.	589,062

28,320		Weyerhaeuser Co.	1,943,035

		TOTAL	38,006,039

		Telecommunication Services--3.1%
103,067		AT&T Corp.	1,971,672

32,314		Alltel Corp.	1,840,605

231,402		BellSouth Corp.	6,129,839

19,030		CenturyTel, Inc.	584,031

44,838		Citizens Communications Co., Class B	571,685

150,112	[2]	Nextel Communications, Inc., Class A	4,201,635

174,072	[2]	Qwest Communications International, Inc.	595,326

398,547		SBC Communications, Inc.	9,485,419

154,509		Sprint Corp.	3,439,370

340,274		Verizon Communications	12,181,809

7,904	[2]	Western Wireless Corp., Class A	309,758

		TOTAL	41,311,149

		Utilities--3.2%
84,339	[2]	AES Corp.	1,356,171

12,543	[2]	Allegheny Energy, Inc.	306,551

19,657		Ameren Corp.	1,016,267

39,504		American Electric Power Co., Inc.	1,391,331

14,892	[2]	CMS Energy Corp.	192,405

37,946	[2]	Calpine Corp.	67,923

30,914		CenterPoint Energy, Inc.	366,022

19,347		Cinergy Corp.	766,141

38,641		Consolidated Edison Co.	1,672,382

20,624		Constellation Energy Group	1,083,997

31,067		DTE Energy Co.	1,427,529

33,107		Dominion Resources, Inc.	2,496,268

120,732		Duke Energy Corp.	3,524,167

40,358	[2]	Dynegy, Inc.	135,199

		COMMON STOCKS--continued[1]
		Utilities--continued
46,658		Edison International	$1,693,685

26,782		Entergy Corp.	1,963,121

83,938		Exelon Corp.	4,154,931

53,582		FPL Group, Inc.	2,187,217

37,484		FirstEnergy Corp.	1,631,304

20,356		KeySpan Corp.	772,103

2,889		NICOR, Inc.	106,806

23,980		NiSource, Inc.	557,295

48,536		P G & E Corp.	1,685,170

16,187		PPL Corp.	878,307

3,357		Peoples Energy Corp.	132,937

8,618		Pinnacle West Capital Corp.	361,094

30,107		Progress Energy, Inc.	1,264,193

28,369		Public Service Enterprises Group, Inc.	1,648,239

38,941		Sempra Energy	1,572,438

85,586		Southern Co.	2,820,059

19,088		TECO Energy, Inc.	317,052

28,358		TXU Corp.	2,432,833

77,824		Xcel Energy, Inc.	1,337,016

		TOTAL	43,318,153

		TOTAL COMMON STOCKS (IDENTIFIED COST $614,219,111)	1,291,763,795

		CORPORATE BONDS--0.0%
		Healthcare--0.0%
250,000		Genzyme Corp., 1.25%, 12/1/2023	256,938

		Industrials--0.0%
227,000		Tyco International Group, Company Guarantee, 3.125%, 1/15/2023	332,641

		TOTAL CORPORATE BONDS (IDENTIFIED COST $583,871)	589,579

		PREFERRED STOCKS--0.1%
		Energy--0.1%
7,585		Amerada-Hess Corp., Conv. Pfd. $3.50 Annual Dividend	616,888

5,247		Valero Energy Corp., Conv. Pfd. $0.50 Annual Dividend	360,096

		TOTAL PREFERRED STOCKS (IDENTIFIED COST $706,893)	976,984

		U.S. TREASURY--0.4%[3]
5,350,000		United States Treasury Bill, 7/14/2005 (identified cost $5,320,308)	$5,320,308

		REPURCHASE AGREEMENTS--2.7%
35,835,000		Interest in $2,000,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.97%, dated 4/29/2005 to be repurchased at $35,843,869 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2031, collateral market value $2,040,000,448 (at amortized cost)	35,835,000

		TOTAL INVESTMENTS--99.9% (IDENTIFIED COST $656,665,183)4	1,334,485,666

		OTHER ASSETS AND LIABILITIES - NET--0.1%	1,054,177

		TOTAL NET ASSETS--100%	$1,335,539,843

1 The Fund purchases Index futures contracts to efficiently manage cashflows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The total market value of open index futures contracts is $55,318,375 at April 30, 2005, which represents 4.1% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the Standard & Poor’s 500 Index is 101.0%.

2 Non-income producing security.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

4 The cost of investments for federal tax purposes amounts to $656,665,183.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:

Total investments in securities (identified cost $656,665,183)		$1,334,485,666

Cash		11,034

Receivable for daily variation margin		725,112

Income receivable		1,655,612

Receivable for investments sold		895,618

Receivable for shares sold		1,433,490

TOTAL ASSETS		1,339,206,532

Liabilities:

Payable for investments purchased	$946,012

Payable for shares redeemed	2,350,898

Payable for distribution services fee (Note 5)	96,148

Payable for shareholder services fee (Note 5)	124,897

Accrued expenses	148,734

TOTAL LIABILITIES		3,666,689

Net assets for 57,067,682 shares outstanding		$1,335,539,843

Net Assets Consist of:

Paid-in capital		$734,700,035

Net unrealized appreciation of investments and future contracts		677,448,032

Accumulated net realized loss on investments and future contracts		(77,864,781)

Undistributed net investment income		1,256,557

TOTAL NET ASSETS		$1,335,539,843

Net Asset Value, Offering Price and Redemption Proceeds Per Share

Institutional Shares:

Net asset value and offering price per share ($658,979,127 ÷ 28,122,437 shares outstanding), no par value, unlimited shares authorized		$23.43

Redemption proceeds per share		$23.43

Institutional Service Shares:

Net asset value and offering price per share ($549,704,474 ÷ 23,509,954 shares outstanding), no par value, unlimited shares authorized		$23.38

Redemption proceeds per share		$23.38

Class C Shares:
Net asset value per share ($92,648,802 ÷ 3,973,343 shares outstanding), no par value, unlimited shares authorized		$23.32

Offering price per share (100/99.00 of $23.32)[1]		$23.56

Redemption proceeds per share (99.00/100 of $23.32)[1]		$23.09

Class K Shares:
Net asset value and offering price per share ($34,207,440 ÷ 1,461,948 shares shares outstanding), no par value, unlimited shares authorized		$23.40

Redemption proceeds per share		$23.40

1 See “What Do Shares Cost?” in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2005 (unaudited)

Investment Income:

Dividends (including $11,442 received from affiliated issuers (Note 5))			$16,695,191

Interest			243,150

TOTAL INCOME			16,938,341

Expenses:

Management fee (Note 5)		$2,099,799

Custodian fees		58,639

Transfer and dividend disbursing agent fees and expenses--Institutional Shares		207,685

Transfer and dividend disbursing agent fees and expenses--Institutional Service Shares		166,160

Transfer and dividend disbursing agent fees and expenses--Class C Shares		46,194

Transfer and dividend disbursing agent fees and expenses--Class K Shares		49,255

Directors’/Trustees’ fees		8,499

Auditing fees		7,452

Legal fees		4,244

Portfolio accounting fees		96,204

Distribution services fee--Institutional Service Shares (Note 5)		845,229

Distribution services fee--Class C Shares (Note 5)		375,354

Distribution services fee--Class K Shares (Note 5)		86,040

Shareholder services fee--Institutional Shares (Note 5)		877,337

Shareholder services fee--Institutional Service Shares (Note 5)		696,859

Shareholder services fee--Class C Shares (Note 5)		118,085

Share registration costs		31,852

Printing and postage		34,088

Insurance premiums		8,563

Miscellaneous		6,040

TOTAL EXPENSES		5,823,578

Waivers and Reimbursements (Note 5):

Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Shares	$(80,862)

Reimbursement of transfer and dividend disbursing agent fees and expenses--Institutional Service Shares	(64,224)

Waiver/reimbursement of management fee	(129,258)

Waiver of distribution services fee--Institutional Service Shares	(700,565)

Waiver of shareholder services fee--Institutional Shares	(877,337)

Reimbursement of shareholder services fee--Institutional Service Shares	(6,913)

TOTAL WAIVERS AND REIMBURSEMENTS		(1,859,159)

Net expenses			3,964,419

Net investment income			12,973,922

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:

Net realized gain on investments			55,587,427

Net realized gain on futures contracts			1,926,468

Net change in unrealized appreciation of investments and futures contracts			(24,542,690)

Net realized and unrealized gain on investments and futures contracts			32,971,205

Change in net assets resulting from operations			$45,945,127

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2005	Year Ended 10/31/2004

Increase (Decrease) in Net Assets

Operations:

Net investment income	$12,973,922	$17,805,371

Net realized gain on investments and futures contracts	57,513,895	60,060,206

Net change in unrealized appreciation/depreciation of investments and future contracts	(24,542,690)	(19,869,812)

Net increase due to reimbursement from Manager (Note 5)	--	303,086

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	45,945,127	58,298,851

Distributions to Shareholders:

Distributions from net investment income

Institutional Shares	(7,227,605)	(11,499,926)

Institutional Service Shares	(4,939,034)	(6,308,572)

Class C Shares	(491,472)	(366,992)

Class K Shares	(221,813)	(170,916)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(12,879,924)	(18,346,406)

Share Transactions:

Proceeds from sale of shares	142,609,444	381,538,443

Net asset value of shares issued to shareholders in payment of distributions declared	9,399,226	13,373,777

Cost of shares redeemed	(245,371,386)	(727,706,734)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(93,362,716)	(332,794,514)

Change in net assets	(60,297,513)	(292,842,069)

Net Assets:

Beginning of period	1,395,837,356	1,688,679,425

End of period (including undistributed net investment income of $1,256,557 and $1,162,559, respectively)	$1,335,539,843	$1,395,837,356

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005 (Unaudited)

1. ORGANIZATION

Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Max-Cap Index Fund (the “Fund”) a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The Fund offers four classes of shares: Institutional Shares, Institutional Service Shares, Class C Shares, and Class K Shares. The investment objective of the Fund is to provide investment results that generally correspond to the aggregate price and dividend performance of publicly-traded common stocks comprising the Standard & Poor’s 500 Composite Stock Price Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the “Trustees”).

Repurchase Agreements

It is the policy of the Fund to require the custodian bank or broker to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund’s manager to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as transfer and dividend disbursing agent, distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts are amortized/accreted.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield, and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended April 30, 2005, the Fund had realized gains on future contracts of $1,926,468.

At April 30, 2005, the Fund had the following open futures contract:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation

June 2005	191 S&P 500 Index Futures	Long	$(372,451)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2005		Year Ended 10/31/2004

Institutional Shares:	Shares	Amount	Shares	Amount

Shares sold	2,419,258	$58,129,737	7,435,898	$168,030,536
Shares issued to shareholders in payment of distributions declared	170,083	4,105,154	307,932	6,895,565
Shares redeemed	(5,213,823)	(125,429,340)	(22,234,530)	(459,152,396)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(2,624,482)	$(63,194,449)	(14,490,700)	$(284,226,295)

	Six Months Ended 4/30/2005		Year Ended 10/31/2004

Institutional Service Shares:	Shares	Amount	Shares	Amount

Shares sold	2,747,729	$65,782,020	7,733,530	$174,152,856
Shares issued to shareholders in payment of distributions declared	193,434	4,663,340	268,130	6,001,388
Shares redeemed	(3,740,862)	(89,776,511)	(12,198,542)	(241,170,302)

NET CHANGE RESULTING FROM INSTITUTIONAL SERVICE SHARE TRANSACTIONS	(799,699)	$(19,331,151)	(4,196,882)	$(61,016,058)

	Six Months Ended 4/30/2005		Year Ended 10/31/2004

Class C Shares:	Shares	Amount	Shares	Amount

Shares sold	351,562	$8,395,486	833,007	$18,607,614
Shares issued to shareholders in payment of distributions declared	16,952	409,504	13,698	305,909
Shares redeemed	(893,213)	(21,353,878)	(1,263,748)	(22,154,174)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(524,699)	$(12,548,888)	(417,043)	$(3,240,651)

	Six Months Ended 4/30/2005		Year Ended 10/31/2004

Class K Shares:	Shares	Amount	Shares	Amount

Shares sold	430,214	$10,302,201	920,279	$20,747,437
Shares issued to shareholders in payment of distributions declared	9,154	221,228	7,614	170,915
Shares redeemed	(372,289)	(8,811,657)	(296,072)	(5,229,862)

NET CHANGE RESULTING FROM CLASS K SHARE TRANSACTIONS	67,079	$1,711,772	631,821	$15,688,490

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(3,881,801)	$(93,362,716)	(18,472,804)	$(332,794,514)

4. FEDERAL TAX INFORMATION

At April 30, 2005, the cost of investments for federal tax purposes was $656,665,183. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $677,820,483. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $687,295,880 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,475,397.

At October 31, 2004, the Fund had a capital loss carryforward of $87,386,499 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount

2008	$4,496,010

2009	$38,257,525

2010	$20,026,527

2011	$24,606,437

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Equity Management Company of Pennsylvania, the Fund’s manager (the “Manager”), receives for its services an annual management fee equal to 0.30% of the Fund’s average daily net assets. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion. Under the terms of a subadvisory contract between the Manager and Fund Asset Management L.P., doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. (the “Subadviser”), the Subadviser receives an annual fee from the Manager equal to 0.015% times 80% of the Fund’s average daily net assets plus 0.150% times 20% of the Fund’s average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund, which is managed by the Fund’s Manager or an affiliate of the Manager. The Manager has agreed to reimburse certain investment manager fees as a result of these transactions. Income distributions earned from investments in this Fund are recorded as income in the accompanying financial statements and totaled $11,442 for the period.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Institutional Service Shares, Class C Shares and Class K Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses according to the following schedule annually, to compensate FSC:

Share Class Name	Percentage of Average Daily Net Assets of Class

Institutional Service Shares	0.30%

Class C Shares	0.75%

Class K Shares	0.50%

FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSC retained $196,243 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2005, FSC retained $144 of contingent deferred sales charges relating to redemptions of Class C Shares. See “What Do Shares Cost?” in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund’s Institutional Shares, Institutional Service Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSSC retained $102,917 of fees paid by the Fund.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated’s Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund’s Manager made a contribution to the Fund of $303,086, which relates to a contribution to Paid-in Capital for detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Fund’s closing times.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2005, were as follows:

Purchases	$185,570,294

Sales	$273,260,024

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Max-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420E106
Cusip 31420E403
Cusip 31420E502
Cusip 31420E809

2052905 (6/05)

Federated is a registered mark of Federated Investors, Inc.
2005 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated Mid-Cap Index Fund

A Portfolio of Federated Index Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2005

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2005	Year Ended October 31,

		2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$19.84	$18.22	$14.11	$15.26	$20.13	$17.63

Income From Investment Operations:

Net investment income	0.10	0.13	0.10	0.10	0.11	0.17

Net realized and unrealized gain (loss) on investments and futures contracts	0.98	1.75	4.12	(0.90)	(2.51)	4.71

TOTAL FROM INVESTMENT OPERATIONS	1.08	1.88	4.22	(0.80)	(2.40)	4.88

Less Distributions:

Distributions from net investment income	(0.09)	(0.12)	(0.11)	(0.10)	(0.14)	(0.16)

Distributions from net realized gain on investments and futures contracts	(0.77)	(0.14)	--	(0.25)	(2.33)	(2.22)

TOTAL DISTRIBUTIONS	(0.86)	(0.26)	(0.11)	(0.35)	(2.47)	(2.38)

Net Asset Value, End of Period	$20.06	$19.84	$18.22	$14.11	$15.26	$20.13

Total Return[1]	5.38%	10.38%	30.04%	(5.47)%	(12.97)%	30.40%

Ratios to Average Net Assets:

Expenses	0.49%[2]	0.49%	0.49%	0.50%	0.58%	0.57%

Net investment income	1.04%[2]	0.69%	0.69%	0.66%	0.72%	1.03%

Expense waiver/reimbursement[3]	0.22%[2]	0.27%	0.26%	0.23%	0.22%	0.22%

Supplemental Data:

Net assets, end of period (000 omitted)	$747,563	$708,296	$564,618	$364,656	$304,982	$213,466

Portfolio turnover	5%	16%	11%	40%	30%	38%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 Computed on an annualized basis.

3 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

ACTUAL EXPENSES

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period	[1]

Actual	$1,000	$1,053.80	$2.50

Hypothetical (assuming a 5% return before expenses)	$1,000	$1,022.36	$2.46

1 Expenses are equal to the Fund’s annualized expense ratio of 0.49%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Portfolio of Investments Summary Table

At April 30, 2005, the Fund’s sector composition1 for its equity securities investments was as follows:

Sector	Percentage of Total Net Assets

Consumer Discretionary	17.2%

Financials	16.6%

Information Technology	12.8%

Industrials	12.1%

Healthcare	11.5%

Utilities	6.9%

Energy	6.8%

Materials	4.8%

Consumer Staples	4.5%

Telecommunication Services	0.5%

Other Securities[2]	0.8%

Cash Equivalents[3]	5.5%

Other Assets and Liabilities – Net[4]	0.0%

TOTAL[5]	100.0%

1 Except for Other Securities and Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Other Securities include a U.S. Treasury security.

3 Cash Equivalents includes any investments in money market mutual funds and/or overnight repurchase agreements.

4 Represents less than 0.01%. See Statement of Assets and Liabilities.

5 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund’s total exposure to the S&P MidCap 400 Index is effectively 100%.

Portfolio of Investments

April 30, 2005 (unaudited)

Shares			Value

		COMMON STOCKS--93.7%[1]
		Consumer Discretionary--17.2%
45,710	[2]	99 Cents Only Stores	$506,467

62,426		Abercrombie & Fitch Co., Class A	3,367,882

50,300	[2]	Advance Auto Parts, Inc.	2,683,505

38,900	[2]	Aeropostale, Inc.	1,086,477

95,662		American Eagle Outfitters, Inc.	2,508,257

48,170		American Greetings Corp., Class A	1,091,050

49,200	[2]	AnnTaylor Stores Corp.	1,204,908

58,366		Applebee’s International, Inc.	1,446,309

45,913		ArvinMeritor, Inc.	545,446

12,800		Bandag, Inc.	556,032

46,550	[2]	Barnes & Noble, Inc.	1,657,180

78,332		Belo (A.H.) Corp., Series A	1,835,319

27,600		Blyth Industries, Inc.	756,516

24,500		Bob Evans Farms, Inc.	499,800

52,802		Borders Group, Inc.	1,277,280

38,888		BorgWarner, Inc.	1,777,959

47,927		Boyd Gaming Corp.	2,529,587

61,494	[2]	Brinker International, Inc.	2,078,497

33,144		CBRL Group, Inc.	1,277,038

222,277	[2]	Caesars Entertainment, Inc.	4,434,426

54,100		Callaway Golf Co.	583,198

72,613	[2]	CarMax, Inc.	1,980,883

35,200		Catalina Marketing Corp.	818,400

52,473	[2]	Cheesecake Factory, Inc.	1,610,396

123,776	[2]	Chicos Fas, Inc.	3,172,379

67,388		Claire’s Stores, Inc.	1,470,406

208,177		D. R. Horton, Inc.	6,349,399

78,332	[2]	Dollar Tree Stores, Inc.	1,918,351

37,700	[2]	Emmis Communications, Corp., Class A	581,711

33,069	[2]	Entercom Communication Corp.	1,065,814

112,900		Foot Locker, Inc.	3,009,914

37,944		Furniture Brands International, Inc.	735,355

54,150		Gentex Corp.	1,757,709

		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
80,326		Gtech Holdings Corp.	$1,965,577

45,800		Harman International Industries, Inc.	3,598,964

54,238		Harte-Hanks	1,545,783

35,188	[2]	Hovnanian Enterprises, Inc., Class A	1,786,495

32,731		International Speedway Corp., Class A	1,741,289

50,925	[2]	Krispy Kreme Doughnuts, Inc.	301,476

49,538		Lear Corp.	1,678,843

31,156		Lee Enterprises, Inc.	1,293,286

102,908		Lennar Corp., Class A	5,296,675

16,550		Media General, Inc., Class A	1,014,184

94,038		Michaels Stores, Inc.	3,122,062

23,500		Modine Manufacturing Co.	636,380

42,988	[2]	Mohawk Industries, Inc.	3,344,896

33,606		Neiman-Marcus Group, Inc., Class A	3,304,142

35,900	[2]	O’Reilly Automotive, Inc.	1,842,388

50,000		Outback Steakhouse, Inc.	2,020,000

54,000	[2]	Pacific Sunwear of California	1,220,940

48,526	[2]	Payless ShoeSource, Inc.	662,865

101,476		PetSmart, Inc.	2,704,335

61,919		Pier 1 Imports, Inc.	899,064

66,200		Readers Digest Association, Inc., Class A	1,125,400

30,450		Regis Corp. Minnesota	1,087,979

51,957	[2]	Rent-A-Center, Inc.	1,249,046

102,325		Ross Stores, Inc.	2,734,124

44,613		Ruby Tuesday, Inc.	1,003,793

33,800		Ryland Group, Inc.	2,075,320

95,899	[2]	Saks, Inc.	1,634,119

26,781	[2]	Scholastic Corp.	933,318

34,900		Thor Industries, Inc.	940,555

23,000	[2]	Timberland Co., Class A	1,588,150

44,350	[2]	Toll Brothers, Inc.	3,361,730

42,560		Tupperware Corp.	898,016

47,100	[2]	Urban Outfitters, Inc.	2,086,530

34,462	[2]	Valassis Communications, Inc.	1,214,786

4,974		Washington Post Co., Class B	4,298,780

		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
62,431		Westwood One, Inc.	$1,142,487

81,351	[2]	Williams-Sonoma, Inc.	2,724,445

		TOTAL	128,252,072

		Consumer Staples--4.5%
48,863	[2]	BJ’s Wholesale Club, Inc.	1,302,199

43,505		Church and Dwight, Inc.	1,567,050

72,201	[2]	Constellation Brands, Inc., Class A	3,805,715

103,756	[2]	Dean Foods Co.	3,565,056

49,270	[2]	Energizer Holdings, Inc.	2,806,912

77,114		Hormel Foods Corp.	2,401,330

23,049		Lancaster Colony Corp.	957,916

79,151		PepsiAmericas, Inc.	1,954,238

31,500		Ruddick Corp.	707,490

69,407	[2]	Smithfield Foods, Inc.	2,100,256

40,644		Smucker (J.M.) Co.	2,016,755

32,887		Tootsie Roll Industries, Inc.	1,015,551

216,273		Tyson Foods, Inc., Class A	3,652,851

18,337		Universal Corp.	837,084

46,119		Whole Foods Market, Inc.	4,598,987

		TOTAL	33,289,390

		Energy--6.8%
39,906	[2]	Cooper Cameron Corp.	2,192,436

109,088		ENSCO International, Inc.	3,556,269

46,341	[2]	FMC Technologies, Inc.	1,405,523

41,188	[2]	Forest Oil Corp.	1,586,974

83,667	[2]	Grant Prideco, Inc.	1,853,224

51,900	[2]	Hanover Compressor Co.	538,203

34,357		Helmerich & Payne, Inc.	1,320,683

62,575		Murphy Oil Corp.	5,574,807

43,100	[2]	Newfield Exploration Co.	3,061,393

43,044		Noble Energy, Inc.	2,759,981

25,513		Overseas Shipholding Group, Inc.	1,439,699

116,088		Patterson-UTI Energy, Inc.	2,782,629

104,351		Pioneer Natural Resources, Inc.	4,242,912

53,449	[2]	Plains Exploration & Production Co.	1,719,989

42,657		Pogo Producing Co.	1,919,992

		COMMON STOCKS--continued[1]
		Energy--continued
92,538	[2]	Pride International, Inc.	$2,063,597

76,301	[2]	Smith International, Inc.	4,439,192

41,925		Tidewater, Inc.	1,445,155

98,960	[2]	Weatherford International Ltd.	5,160,764

47,688		Western Gas Resources, Inc.	1,593,256

		TOTAL	50,656,678

		Financials--16.6%
57,657		AMB Property Corp.	2,248,046

37,000	[2]	Allmerica Financial Corp.	1,242,090

26,600		AmerUs Group Co.	1,250,466

44,344		American Financial Group, Inc.	1,378,654

105,276	[2]	Americredit Corp.	2,463,458

89,922		Associated Banc Corp.	2,780,388

76,301		Astoria Financial Corp.	2,022,739

37,563		Bank of Hawaii Corp.	1,778,608

85,875		Berkley, W. R. Corp.	2,790,938

44,938		Brown & Brown	1,966,038

33,294		City National Corp.	2,347,227

97,582		Colonial BancGroup, Inc.	2,152,659

113,776		Commerce Bancorp, Inc.	3,184,590

35,100		Cullen Frost Bankers, Inc.	1,520,532

75,900		Developers Diversified Realty	3,221,196

89,612		Eaton Vance Corp.	2,099,609

53,506		Edwards(AG), Inc.	2,124,723

38,357		Everest Re Group Ltd.	3,152,945

125,063		Fidelity National Financial, Inc.	4,015,773

60,108		First American Financial Corp.	2,151,866

57,931		FirstMerit Corp.	1,421,047

61,607		Gallagher (Arthur J.) & Co.	1,715,139

36,938		Greater Bay Bancorp	929,360

46,675		HCC Insurance Holdings, Inc.	1,660,230

112,371		Hibernia Corp., Class A	3,509,346

39,000		Highwoods Properties, Inc.	1,097,070

29,700		Horace Mann Educators Corp.	486,486

44,462		Hospitality Properties Trust	1,857,622

57,098		Independence Community Bank	2,037,257

		COMMON STOCKS--continued[1]
		Financials--continued
41,931		IndyMac Bancorp, Inc.	$1,613,505

46,357		Investors Financial Services Corp.	1,944,676

38,400		Jefferies Group, Inc.	1,390,080

40,138		Labranche & Co. Inc.	266,918

75,575		Legg Mason, Inc.	5,355,245

68,878		Leucadia National Corp.	2,395,577

58,150		Liberty Property Trust	2,316,115

42,007		Mack-Cali Realty Corp.	1,847,888

54,888		Mercantile Bankshares Corp.	2,788,859

63,700		Moneygram International, Inc.	1,235,780

71,200		New Plan Excel Realty Trust	1,837,672

176,740		New York Community Bancorp, Inc.	3,128,298

43,900	[2]	Ohio Casualty Corp.	1,029,455

126,451		Old Republic International Corp.	2,984,244

63,975		PMI Group, Inc.	2,249,361

46,944		Protective Life Corp.	1,795,139

63,982		Radian Group, Inc.	2,842,720

47,000		Raymond James Financial, Inc.	1,267,590

35,375		Rayonier, Inc.	1,777,948

46,900		Regency Centers Corp.	2,469,285

61,801		SEI Investments, Co.	2,027,691

25,188	[2]	Silicon Valley Bancshares	1,193,911

19,644		StanCorp Financial Group, Inc.	1,503,159

93,014		TCF Financial Corp.	2,352,324

245	[2]	TD Banknorth, Inc.	7,546

27,100		Texas Regional Bancshares, Inc., Class A	755,277

94,427		United Dominion Realty Trust, Inc.	2,091,558

42,931		Unitrin, Inc.	1,953,361

53,575		Waddell & Reed Financial, Inc., Class A	932,741

58,997		Washington Federal, Inc.	1,315,043

35,600		Webster Financial Corp. Waterbury	1,618,020

62,400		Weingarten Realty Investors	2,247,024

21,900		WestAmerica Bancorp.	1,093,686

46,419		Wilmington Trust Corp.	1,640,912

		TOTAL	123,874,710

		COMMON STOCKS--continued[1]
		Healthcare--11.5%
33,925	[2]	Apria Healthcare Group, Inc.	$1,021,142

66,316	[2]	Barr Laboratories, Inc.	3,439,148

43,325		Beckman Coulter, Inc.	2,890,211

40,400	[2]	Cephalon, Inc.	1,773,560

44,869	[2]	Charles River Laboratories International, Inc.	2,125,445

49,463	[2]	Community Health Systems, Inc.	1,802,926

43,519	[2]	Covance, Inc.	1,986,207

76,056	[2]	Coventry Health Care, Inc.	5,204,512

78,600	[2]	Cytyc Corp.	1,674,966

54,763		Dentsply International, Inc.	2,993,346

41,413	[2]	Edwards Lifesciences Corp.	1,823,829

34,900	[2]	Gen-Probe, Inc.	1,751,631

76,984	[2]	Health Net, Inc.	2,619,766

63,688	[2]	Henry Schein, Inc.	2,388,937

41,725		Hillenbrand Industries, Inc.	2,304,055

26,100	[2]	INAMED Corp.	1,587,924

37,300	[2]	Invitrogen Corp.	2,732,971

158,622	[2]	Ivax Corp.	2,997,956

36,650	[2]	LifePoint Hospitals, Inc.	1,629,093

69,794	[2]	Lincare Holdings, Inc.	2,978,808

22,800	[2]	Martek Biosciences Corp.	872,556

215,052	[2]	Millennium Pharmaceuticals, Inc.	1,883,856

71,994		Omnicare, Inc.	2,496,032

61,296	[2]	PacifiCare Health Systems, Inc.	3,663,049

23,062	[2]	Par Pharmaceutical Cos., Inc.	692,552

94,688	[2]	Patterson Cos., Inc.	4,786,478

48,088		Perrigo Co.	880,972

73,632	[2]	Protein Design Laboratories, Inc.	1,316,540

47,350	[2]	Renal Care Group, Inc.	1,806,403

74,957	[2]	Sepracor, Inc.	4,491,423

45,800	[2]	Steris Corp.	1,084,544

28,100	[2]	Techne Corp.	1,174,018

54,243	[2]	Triad Hospitals, Inc.	2,779,954

40,769		Universal Health Services, Inc., Class B	2,313,233

55,700	[2]	VCA Antech, Inc.	1,296,696

35,200	[2]	VISX, Inc.	839,168

		COMMON STOCKS--continued[1]
		Healthcare--continued
62,900		Valeant Pharmaceuticals International	$1,305,175

93,726	[2]	Varian Medical Systems, Inc.	3,162,315

24,269	[2]	Varian, Inc.	805,003

53,227	[2]	Vertex Pharmaceuticals, Inc.	507,786

		TOTAL	85,884,186

		Industrials--12.1%
61,157	[2]	AGCO Corp.	1,051,900

47,612		AMETEK, Inc.	1,803,066

67,100		Adesa, Inc.	1,623,149

63,600	[2]	AirTran Holdings, Inc.	527,880

18,300	[2]	Alaska Air Group, Inc.	488,061

30,450		Alexander and Baldwin, Inc.	1,240,228

26,200	[2]	Alliant Techsystems, Inc.	1,812,516

18,281		Banta Corp.	761,221

39,350		Brinks Co. (The)	1,269,431

58,944		C.H. Robinson Worldwide, Inc.	3,041,510

34,600		CNF Transportation, Inc.	1,479,150

70,594	[2]	Career Education Corp.	2,219,475

21,744		Carlisle Cos., Inc.	1,561,654

61,583	[2]	ChoicePoint, Inc.	2,430,681

58,782	[2]	Copart, Inc.	1,274,394

62,176	[2]	Corinthian Colleges, Inc.	883,521

36,994		Crane Co.	947,046

47,844	[2]	DeVRY, Inc.	1,090,843

37,870		Deluxe Corp.	1,512,149

57,276		Donaldson Co., Inc.	1,703,961

48,306	[2]	Dun & Bradstreet Corp.	3,016,227

32,806	[2]	Dycom Industries, Inc.	763,068

49,357	[2]	Education Management Corp.	1,381,996

73,313		Expeditors International Washington, Inc.	3,600,401

49,556		Fastenal Co.	2,654,219

35,526		Federal Signal Corp.	498,430

36,438	[2]	Flowserve Corp.	1,011,519

33,325		GATX Corp.	1,090,394

47,962		Graco, Inc.	1,619,677

28,125		Granite Construction, Inc.	635,063

		COMMON STOCKS--continued[1]
		Industrials--continued
38,688		HNI Corp.	$1,959,934

28,744		Harsco Corp.	1,542,116

41,624		Hubbell, Inc., Class B	1,808,563

50,288		Hunt (J.B.) Transportation Services, Inc.	1,965,758

31,844	[2]	ITT Educational Services, Inc.	1,464,187

116	[2]	Information Resources, Inc.	79

39,551	[2]	Jacobs Engineering Group, Inc.	1,926,529

70,726	[2]	Jet Blue Airways Corp.	1,418,056

22,575		Kelly Services, Inc., Class A	592,820

26,162		Kennametal, Inc.	1,185,139

26,400	[2]	Korn/Ferry International	380,160

33,956	[2]	Laureate Education, Inc.	1,508,326

63,500		Manpower, Inc.	2,447,925

49,132		Miller Herman, Inc.	1,405,175

23,882		Nordson Corp.	769,478

70,226		Pentair, Inc.	2,793,590

45,400		Precision Castparts Corp.	3,344,164

75,832	[2]	Quanta Services, Inc.	605,139

102,114		Republic Services, Inc.	3,533,144

39,075		Rollins, Inc.	771,341

54,744		SPX Corp.	2,118,045

6,200	[2]	Sequa Corp., Class A	320,850

36,638	[2]	Sothebys Holdings, Inc., Class A	600,130

31,169	[2]	Stericycle, Inc.	1,516,995

46,382	[2]	Swift Transportation Co.	989,328

13,300		Tecumseh Products Co., Class A	462,042

27,362		Teleflex, Inc.	1,463,046

40,986	[2]	Thomas & Betts Corp.	1,275,484

32,050		Trinity Industries, Inc.	748,368

52,869	[2]	United Rentals, Inc.	972,261

48,831		Werner Enterprises, Inc.	907,280

35,557	[2]	Yellow Roadway Corp.	1,742,293

29,900		York International Corp.	1,169,987

		TOTAL	90,700,562

		COMMON STOCKS--continued[1]
		Information Technology--12.8%
260,041	[2]	3Com Corp.	$819,129

131,633	[2]	Activision, Inc.	1,903,417

59,757		Acxiom Corp.	1,135,383

51,250		Adtran, Inc.	1,062,412

22,400	[2]	Advent Software, Inc.	399,616

48,400	[2]	Alliance Data Systems Corp.	1,955,360

62,900	[2]	Amphenol Corp., Class A	2,480,776

21,700		Anteon International	907,060

78,719	[2]	Arrow Electronics, Inc.	1,916,020

43,938	[2]	Ascential Software Corp.	811,534

323,604	[2]	Atmel Corp.	747,525

82,445	[2]	Avnet, Inc.	1,557,386

33,875	[2]	Avocent Corp.	851,618

81,900	[2]	Bisys Group, Inc.	1,156,428

53,457		CDW Corp.	2,923,563

37,000	[2]	CSG Systems International, Inc.	636,030

16,679	[2]	Cabot Microelectronics Corp.	480,188

187,777	[2]	Cadence Design Systems, Inc.	2,628,878

102,070	[2]	Ceridian Corp.	1,721,921

43,275		Certegy, Inc.	1,576,508

57,538	[2]	Checkfree Corp.	2,110,494

93,100	[2]	Cognizant Technology Solutions Corp.	3,911,131

39,744	[2]	CommScope, Inc.	561,185

65,088	[2]	Credence Systems Corp.	409,404

51,500	[2]	Cree, Inc.	1,245,785

94,658	[2]	Cypress Semiconductor Corp.	1,134,949

55,238	[2]	DST Systems, Inc.	2,507,805

49,644		Diebold, Inc.	2,401,280

26,400	[2]	F5 Networks, Inc.	1,130,184

48,832		Fair Isaac & Co., Inc.	1,605,596

80,632	[2]	Fairchild Semiconductor International, Inc., Class A	1,084,500

361	[2]	Gartner Group, Inc., Class A	3,047

65,400	[2]	Gartner Group, Inc., Class B	549,360

91,426		Harris Corp.	2,578,213

58,408		Henry Jack & Associates, Inc.	1,004,034

24,169		Imation Corp.	842,773

		COMMON STOCKS--continued[1]
		Information Technology--continued
49,038	[2]	Integrated Circuit System, Inc.	$895,924

71,958	[2]	Integrated Device Technology, Inc.	769,951

46,931	[2]	International Rectifier Corp.	1,996,445

105,013		Intersil Holding Corp.	1,833,527

42,838	[2]	Keane, Inc.	509,772

58,594	[2]	Kemet Corp.	366,213

39,800	[2]	LTX Corp.	152,832

100,638	[2]	Lam Research Corp.	2,581,365

76,413	[2]	Lattice Semiconductor Corp.	348,443

67,795	[2]	MPS Group, Inc.	541,682

50,226	[2]	Macromedia, Inc.	1,989,452

33,306	[2]	Macrovision Corp.	681,108

114,482	[2]	McAfee, Inc.	2,393,819

72,300	[2]	McData Corp., Class A	222,684

49,719	[2]	Mentor Graphics Corp.	444,488

61,913	[2]	Micrel, Inc.	581,982

149,120		Microchip Technology, Inc.	4,246,938

49,350		National Instruments Corp.	1,062,999

26,600	[2]	Newport Corp.	365,750

33,262		Plantronics, Inc.	1,047,420

27,800	[2]	Plexus Corp.	336,658

66,731	[2]	Polycom, Inc.	1,018,315

70,500	[2]	Powerwave Technologies, Inc.	509,010

130,751	[2]	RF Micro Devices, Inc.	512,544

45,651	[2]	RSA Security, Inc.	490,292

44,038		Reynolds & Reynolds Co., Class A	1,161,282

130,114	[2]	Sandisk Corp.	3,083,702

51,250	[2]	Semtech Corp.	865,613

33,625	[2]	Silicon Laboratories, Inc.	854,075

74,779	[2]	Storage Technology Corp.	2,078,856

61,875	[2]	Sybase, Inc.	1,171,294

105,639	[2]	Synopsys, Inc.	1,736,705

42,200	[2]	Tech Data Corp.	1,541,566

56,544	[2]	Titan Corp.	1,014,965

25,500	[2]	Transaction Systems Architects, Inc., Class A	528,615

90,525	[2]	Triquint Semiconductor, Inc.	267,954

		COMMON STOCKS--continued[1]
		Information Technology--continued
77,400	[2]	UTStarcom, Inc.	$736,074

114,309	[2]	Vishay Intertechnology, Inc.	1,221,963

55,700	[2]	Wind River Systems, Inc.	722,986

50,384	[2]	Zebra Technologies Corp., Class A	2,406,340

		TOTAL	96,042,095

		Materials--4.8%
48,244		Airgas, Inc.	1,057,508

29,581		Albemarle Corp.	1,082,960

45,900		Arch Coal, Inc.	2,035,206

38,813		Bowater, Inc.	1,261,034

42,700		Cabot Corp.	1,304,485

84,599		Crompton Corp.	1,188,616

28,926		Cytec Industries, Inc.	1,334,067

24,281	[2]	FMC Corp.	1,189,769

29,119		Ferro Corp.	527,636

29,800		Glatfelter (P.H.) Co.	355,514

35,500	[2]	Longview Fibre Co.	656,040

49,700		Lubrizol Corp.	1,926,869

155,539		Lyondell Chemical Co.	3,902,474

31,445		Martin Marietta Materials	1,729,161

14,700		Minerals Technologies, Inc.	960,204

46,894		Olin Corp.	831,900

63,851		Packaging Corp. of America	1,429,624

84,426		Peabody Energy Corp.	3,695,326

21,038		Potlatch Corp.	993,625

80,969		RPM, Inc.	1,396,715

20,900	[2]	Scotts Co.	1,513,160

33,975		Sensient Technologies Corp.	679,840

67,323		Sonoco Products Co.	1,823,780

31,200		Steel Dynamics, Inc.	848,016

36,388		Valspar Corp.	1,503,916

55,981		Worthington Industries, Inc.	910,251

		TOTAL	36,137,696

		COMMON STOCKS--continued[1]
		Telecommunication Services--0.5%
159,690	[2]	Cincinnati Bell, Inc.	$638,760

38,988		Telephone and Data System, Inc.	3,009,484

		TOTAL	3,648,244

		Utilities--6.9%
53,332		AGL Resources, Inc.	1,845,287

79,113		Alliant Energy Corp.	2,083,836

62,851		Aqua America, Inc.	1,678,121

156,100	[2]	Aquila, Inc.	536,984

22,169		Black Hills Corp.	759,953

93,113		DPL, Inc.	2,368,795

52,300		Duquesne Light Holdings, Inc.	919,957

107,400		Energy East Corp.	2,794,548

43,050		Equitable Resources, Inc.	2,481,402

53,044		Great Plains Energy, Inc.	1,622,086

58,324		Hawaiian Electric Industries, Inc.	1,475,597

28,806		Idacorp, Inc.	777,186

79,576		MDU Resources Group, Inc.	2,150,939

36,888		NSTAR	1,997,116

55,363		National Fuel Gas Co.	1,507,534

89,545		Northeast Utilities Co.	1,639,569

60,857		OGE Energy Corp.	1,679,653

76,682		ONEOK, Inc.	2,213,043

44,143		PNM Resources, Inc.	1,220,554

130,257		Pepco Holdings, Inc.	2,822,669

67,857		Puget Energy, Inc.	1,454,854

61,288		Questar Corp.	3,579,219

77,045		SCANA Corp.	2,992,428

88,770	[2]	Sierra Pacific Resources	960,491

50,404		Vectren Corp.	1,361,412

31,800		WGL Holdings, Inc.	963,858

28,457		WPS Resources Corp.	1,500,538

59,926		Westar Energy, Inc.	1,372,305

85,245		Wisconsin Energy Corp.	3,005,739

		TOTAL	51,765,673

		TOTAL COMMON STOCKS (IDENTIFIED COST $573,758,008)	700,251,306

Principal Amount			Value

		U.S. TREASURY--0.8%
$6,335,000	[3]	United States Treasury Bill, 7/14/2005 (identified cost $6,299,841)	$6,299,841

		REPURCHASE AGREEMENT--5.5%
40,920,000		Interest in $2,000,000,000 joint repurchase agreement with Barclays Capital, Inc., 2.97%, dated 4/29/2005 to be repurchased at $40,930,128 on 5/2/2005, collateralized by U.S. Government Agency Obligations with various maturities to 3/15/2031, collateral market value $2,040,000,448 (at amortized cost)	40,920,000

		TOTAL INVESTMENTS--100.0% (IDENTIFIED COST $620,977,849)4	747,471,147

		OTHER ASSETS AND LIABILITIES - NET--0.0%	92,207

		TOTAL NET ASSETS--100%	$747,563,354

1 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The underlying face amount, at value, of open index futures contracts is $47,568,750 at April 30, 2005, which represents 6.4% of total net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the S&P MidCap 400 Index is 100.0%.

2 Non-income producing security.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

4 The cost of investments for federal tax purposes amounts to $620,977,849.

Note: The categories of investments are shown as a percentage of total net assets at April 30, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:

Total investments in securities, at value (identified cost $620,977,849)		$747,471,147

Cash		125,186

Income receivable		409,570

Receivable for investments sold		2,911

Receivable for shares sold		466,815

Receivable for daily variation margin		506,908

TOTAL ASSETS		748,982,537

Liabilities:

Payable for investments purchased	$906,843

Payable for shares redeemed	352,343

Payable for transfer and dividend disbursing agent fees and expenses	106,105

Payable for shareholder services fee (Note 5)	18,794

Accrued expenses	35,098

TOTAL LIABILITIES		1,419,183

Net assets for 37,272,132 shares outstanding		$747,563,354

Net Assets Consist of:

Paid in capital		$631,638,265

Net unrealized appreciation of investments and futures contracts		123,919,348

Accumulated net realized loss on investments and futures contracts		(9,154,913)

Undistributed net investment income		1,160,654

TOTAL NET ASSETS		$747,563,354

Net Asset Value, Offering Price and Redemption Proceeds Per Share:

$747,563,354 ÷ 37,272,132 shares outstanding, no par value, unlimited shares authorized		$20.06

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2005 (unaudited)

Investment Income:

Dividends (including $14,028 received from affiliated issuers) (Note 5)			$5,302,155

Interest			512,064

TOTAL INCOME			5,814,219

Expenses:

Management fee (Note 5)		$1,511,758

Custodian fees		14,244

Transfer and dividend disbursing agent fees and expenses		151,924

Directors’/Trustees’ fees		4,909

Auditing fees		7,041

Legal fees		4,190

Portfolio accounting fees		62,275

Shareholder services fee (Note 5)		922,734

Share registration costs		11,231

Printing and postage		16,856

Insurance premiums		5,889

Miscellaneous		2,035

TOTAL EXPENSES		2,715,086

Waivers and Reimbursement (Note 5):

Waiver/reimbursement of management fee	$(36,064)

Waiver of shareholder services fee	(809,352)

TOTAL WAIVERS AND REIMBURSEMENT		(845,416)

Net expenses			1,869,670

Net investment income			3,944,549

Realized and Unrealized Gain (Loss) on Investments and Futures Contracts:

Net realized gain on investments			12,969,738

Net realized gain on futures contracts			4,514,342

Net change in unrealized appreciation of investments			19,938,176

Net change in unrealized appreciation of futures contracts			(3,187,200)

Net realized and unrealized gain on investments and futures contracts			34,235,056

Change in net assets resulting from operations			$38,179,605

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2005	Year Ended 10/31/2004

Increase (Decrease) in Net Assets

Operations:

Net investment income	$3,944,549	$4,536,197

Net realized gain on investments and futures contracts	17,484,080	30,396,416

Net change in unrealized appreciation/depreciation on investments and futures contracts	16,750,976	26,056,726

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	38,179,605	60,989,339

Distributions to Shareholders:

Distributions from net investment income	(3,326,879)	(4,092,053)

Distributions from net realized gains on investments and futures contracts	(27,655,905)	(4,326,757)

CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(30,982,784)	(8,418,810)

Share Transactions:

Proceeds from sale of shares	132,720,158	240,507,438

Net asset value of shares issued to shareholders in payment of distributions declared	27,385,789	7,128,260

Cost of shares redeemed	(128,035,084)	(156,528,759)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	32,070,863	91,106,939

Change in net assets	39,267,684	143,677,468

Net Assets:

Beginning of period	708,295,670	564,618,202

End of period (including undistributed net investment income of $1,160,654 and $542,984, respectively)	$747,563,354	$708,295,670

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005 (unaudited)

1. ORGANIZATION

Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mid-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The investment objective of the Fund is to provide investment results generally corresponding to the aggregate price and dividend performance of the publicly traded common stocks that comprise the mid-level stock capitalization sector of the United States equity market. This group of stocks is known as the Standard & Poor’s Mid Cap 400 Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the “Trustees”).

Repurchase Agreements

It is the policy of the Fund to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund’s adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cash flows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended April 30, 2005, the Fund had realized gains on futures contracts of $4,514,342.

At April 30, 2005, the Fund had the following open futures contracts as set forth below:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation

June 2005	150 S&P MidCap 400 Index Futures	Long	$(2,573,950)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following table summarizes share activity:

	Six Months Ended 4/30/2005	Year Ended 10/31/2004

Shares sold	6,427,659	12,438,325
Shares issued to shareholders in payment of distributions declared	1,344,183	378,297
Shares redeemed	(6,195,847)	(8,116,221)

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	1,575,995	4,700,401

4. FEDERAL TAX INFORMATION

At April 30, 2005, the cost of investments for federal tax purposes was $620,977,849. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation from futures contracts was $126,493,298. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $175,622,875 and net unrealized depreciation from investments for those securities having an excess of cost over value of $49,129,577.

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Equity Management Company of Pennsylvania, the Fund’s manager (the “Manager”), receives for its services an annual management fee equal to 0.40% of the Fund’s average daily net assets. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion. Under the terms of a subadvisory contract between the Manager and Fund Asset Management L.P., doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. (the “Subadvisor”), the Subadvisor receives an annual fee from the Manager equal to 0.030% of the Fund’s average daily net assets.

Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund may invest in Prime Value Obligations Fund which is managed by the Manager or an affiliate of the Manager. The Manager has agreed to reimburse the Fund for certain management fees as a result of these transactions. Income distributions earned from investments in this Fund are recorded as income in the accompanying financial statements and totaled $14,028 for the period.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund’s Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSSC did not retain any fees paid by the Fund.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2005, were as follows:

Purchases	$38,870,017

Sales	$45,284,133

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of the Federated Investors website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S.government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Mid-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420E205

3042108 (6/05)

Federated is a registered mark of Federated Investors, Inc.
2005 ©Federated Investors, Inc.

Federated Investors
World-Class Investment Manager

Federated Mini-Cap Index Fund

A Portfolio of Federated Index Trust

SEMI-ANNUAL SHAREHOLDER REPORT

April 30, 2005

Institutional Shares
Class C Shares

FINANCIAL HIGHLIGHTS
SHAREHOLDER EXPENSE EXAMPLE
PORTFOLIO OF INVESTMENTS SUMMARY TABLE
FINANCIAL STATEMENTS
VOTING PROXIES ON FUND PORTFOLIO SECURITIES
QUARTERLY PORTFOLIO SCHEDULE

Federated Investors 50 Years of Growth & Innovation

Not FDIC Insured * May Lose Value * No Bank Guarantee

Financial Highlights–Institutional Shares

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited) 4/30/2005	Year Ended October 31
		2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$14.06	$12.65	$8.95	$10.25	$13.99	$13.63

Income From Investment Operations:

Net investment income	0.03	0.02	0.04	0.05	0.06	0.12

Net realized and unrealized gain (loss) on investments and futures contracts	(0.14)	1.40	3.70	(1.30)	(1.82)	1.84

TOTAL FROM INVESTMENT OPERATIONS	(0.11)	1.42	3.74	(1.25)	(1.76)	1.96

Less Distributions:

Distributions from net investment income	(0.02)	(0.01)	(0.04)	(0.05)	(0.08)	(0.10)

Distributions from net realized gain on investments and futures contracts	--	--	--	--	(1.90)	(1.50)

TOTAL DISTRIBUTIONS	(0.02)	(0.01)	(0.04)	(0.05)	(1.98)	(1.60)

Net Asset Value, End of Period	$13.93	$14.06	$12.65	$8.95	$10.25	$13.99

Total Return[1]	(0.80)%	11.20%[2]	41.96%	(12.31)%	(13.76)%	15.14%

Ratios to Average Net Assets:

Expenses	0.91%[3]	0.91%	0.89%	0.94%	1.05%	0.96%

Net investment income (loss)	0.39%[3]	0.16%	0.41%	0.46%	0.56%	0.85%

Expense waiver/reimbursement[4]	0.24%[3]	0.23%	0.44%	0.22%	0.13%	0.13%

Supplemental Data:

Net assets, end of period (000 omitted)	$77,425	$90,937	$89,785	$61,495	$82,393	$101,330

Portfolio turnover	1%	27%	48%	75%	56%	56%

1 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

2 During the period, the Fund was reimbursed by the manager, which had an impact of 0.24% on the total return. See Notes to Financial Statements (Note 5).

3 Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and the net investment income ratios shown above.

See Notes which are an integral part of the Financial Statements

Financial Highlights–Class C Shares

(For a Share Outstanding Throughout Each Period)

Six Months Ended (unaudited) 4/30/2005		Year Ended October 31
		2004	2003	2002	2001	2000

Net Asset Value, Beginning of Period	$13.73	$12.47	$8.85	$10.18	$13.91	$13.59

Income From Investment Operations:

Net investment income (loss)	(0.01)	(0.08)	(0.03)	(0.03)	(0.03)	(0.00)[1]

Net realized and unrealized gain (loss) on investments and futures contracts	(0.15)	1.34	3.65	(1.30)	(1.80)	1.82

TOTAL FROM INVESTMENT OPERATIONS	(0.16)	1.26	3.62	(1.33)	(1.83)	1.82

Less Distributions:

Distributions from net realized gain on investments and futures contracts	--	--	--	--	(1.90)	(1.50)

Net Asset Value, End of Period	$13.57	$13.73	$12.47	$8.85	$10.18	$13.91

Total Return[2]	(1.17)%	10.10%[3]	40.90%	(13.06)%	(14.39)%	14.09%

Ratios to Average Net Assets:

Expenses	1.78%[4]	1.79%	1.77%	1.82%	1.93%	1.84%

Net investment income (loss)	(0.48)%[4]	(0.72)%	(0.47)%	(0.41)%	(0.34)%	(0.06)%

Expense waiver/reimbursement[5]	0.12%[4]	0.10%	0.31%	0.09%	--	--

Supplemental Data:

Net assets, end of period (000 omitted)	$11,421	$10,473	$8,643	$5,302	$5,375	$6,236

Portfolio turnover	1%	27%	48%	75%	56%	56%

1 Represents less than $0.01 per share.

2 Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3 During the period, the Fund was reimbursed by the manager, which had an impact of 0.16% on the total return. See Notes to Financial Statements (Note 5).

4 Computed on an annualized basis.

5 This voluntary expense decrease is reflected in both the expense and the net investment income (loss) ratios shown above.

See Notes which are an integral part of the Financial Statements

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees; to the extent applicable, distribution (12b-1) fees and/or shareholder services fees; and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2004 to April 30, 2005.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning Account Value 11/1/2004	Ending Account Value 4/30/2005	Expenses Paid During Period	[1]

Actual

Institutional Shares	$1,000	$992.00	$4.49

Class C Shares	$1,000	$988.30	$8.78

Hypothetical (assuming a 5% return before expenses)

Institutional Shares	$1,000	$1,020.28	$4.56

Class C Shares	$1,000	$1,015.97	$8.90

1 Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The annualized expense ratios are as follows:

Institutional Shares	0.91%

Class C Shares	1.78%

Portfolio of Investments Summary Table

At April 30, 2005, the Fund’s sector composition1 for its equity securities investments was as follows:

Sector	Percentage of Total Net Assets

Financials	22.1%

Information Technology	15.8%

Consumer Discretionary	14.8%

Industrials	14.6%

Healthcare	12.3%

Energy	6.4%

Materials	6.3%

Utilities	3.7%

Consumer Staples	3.0%

Telecommunication Services	1.2%

Other Securities[2]	1.1%

Cash Equivalents[3]	0.0%

Other Assets and Liabilities--Net[4]	(1.3)%

TOTAL[5]	100.0%

1 Except for Other Securities and Cash Equivalents, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification System (GICS) except that the adviser assigns a classification to securities not classified by the GICS and to securities for which the adviser does not have access to the classification made by the GICS.

2 Other Securities include a preferred stock and U.S. Treasury security.

3 Cash Equivalents includes investments in money market mutual funds and/or overnight repurchase agreements. Represents less than 0.01%.

4 See Statement of Assets and Liabilities.

5 The Fund purchases index futures contracts to efficiently manage cash flows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. Taking into consideration these open index futures contracts, the Fund’s total exposure to the Russell 2000 Index is effectively 100%.

Portfolio of Investments

April 30, 2005 (unaudited)

Shares			Value

		COMMON STOCKS--100.2%[1]
		Consumer Discretionary--14.8%
600	[2]	1-800 CONTACTS, Inc.	$11,250

1,979	[2]	1-800-FLOWERS.COM, Inc.	13,259

1,151	[2]	4Kids Entertainment, Inc.	23,204

4,100	[2]	99 Cents Only Stores	45,428

1,400	[2]	A.C. Moore Arts & Crafts, Inc.	36,414

2,625		ADVO, Inc.	75,626

3,186		Aaron Rents, Inc.	69,965

1,500		Action Performance Cos., Inc.	15,885

4,600	[2]	Aeropostale, Inc.	128,478

531	[2]	Aftermarket Technology Co.	8,209

5,500	[2]	Alliance Gaming Corp.	62,700

2,900	[2]	Alloy Online, Inc.	13,427

500		Ambassadors Group, Inc.	16,715

900	[2]	America’s Car-Mart, Inc.	19,026

5,300		American Greetings Corp., Class A	120,045

1,300		Ameristar Casinos, Inc.	64,090

2,082	[2]	Applica, Inc.	4,851

2,300		Arbitron, Inc.	97,336

1,629		Arctic Cat, Inc.	38,575

2,340	[2]	Argosy Gaming Corp.	107,500

5,800		ArvinMeritor, Inc.	68,904

900	[2]	Asbury Automotive Group, Inc.	12,366

400	[2]	Avatar Holdings, Inc.	19,420

2,917	[2]	Aztar Corp.	79,663

900	[2]	BJ’s Restaurants, Inc.	15,885

896		Bandag, Inc.	38,922

900		Bassett Furniture Industries, Inc.	17,676

493	[2]	Beasley Broadcast Group, Inc., Class A	7,770

3,570		Beazer Homes USA, Inc.	162,792

1,600		Big 5 Sporting Goods Corp.	38,224

700		Blair Corp.	23,002

600	[2]	Blue Nile, Inc.	15,102

1,200	[2]	Bluegreen Corp.	16,644

2,400		Blyth Industries, Inc.	65,784

		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
3,463		Bob Evans Farms, Inc.	$70,645

3,000	[2]	Bombay Co., Inc.	11,850

1,000		Bon-Ton Stores, Inc.	17,880

3,296		Boyd Gaming Corp.	173,963

1,200		Brookfield Homes Corp.	51,516

1,950	[2]	Brookstone, Inc.	38,551

1,539		Brown Shoe Co., Inc.	47,555

624		Buckle, Inc.	21,466

600	[2]	Buffalo Wild Wings, Inc.	18,252

1,500		Building Materials Holding Corp.	82,410

1,556		Burlington Coat Factory Warehouse	42,868

4,400		CBRL Group, Inc.	169,532

3,150	[2]	CEC Entertainment, Inc.	114,030

4,300	[2]	CKE Restaurants, Inc.	63,812

3,894	[2]	CSK Auto Corp.	60,396

581		CSS Industries, Inc.	18,865

1,400	[2]	Cache, Inc.	15,694

1,300	[2]	California Pizza Kitchen, Inc.	29,640

5,600		Callaway Golf Co.	60,368

500		Carmike Cinemas, Inc.	17,500

300	[2]	Carter’s, Inc.	11,316

2,800	[2]	Casual Male Retail Group, Inc.	18,508

4,400		Catalina Marketing Corp.	102,300

1,625		Cato Corp., Class A	41,762

5,898	[2]	Champion Enterprises, Inc.	55,677

1,200	[2]	Charlotte Russe Holdings, Inc.	12,828

9,671	[2]	Charming Shoppes, Inc.	71,952

24,300	[2]	Charter Communications, Inc., Class A	28,188

600		Cherokee, Inc.	19,536

1,421	[2]	Children’s Place Retail Stores, Inc.	52,875

3,125		Christopher & Banks Corp.	48,812

585		Churchill Downs, Inc.	22,171

1,000	[2]	Circle Group Holdings, Inc.	580

1,225		Coachmen Industries, Inc.	14,075

3,064	[2]	Coldwater Creek, Inc.	51,230

3,256	[2]	Collins & Aikman Corp.	2,670

200	[2]	Conn’s, Inc.	3,406

		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
6,700		Cooper Tire & Rubber Co.	$116,915

1,300	[2]	Cosi, Inc.	5,746

2,250	[2]	Cost Plus, Inc.	52,177

500		Courier Corp.	24,390

1,271	[2]	Crown Media Holdings, Inc., Class A	11,121

4,118	[2]	Cumulus Media, Inc., Class A	53,452

2,000	[2]	DHB Industries, Inc.	13,280

900	[2]	Dave & Buster’s, Inc.	15,165

400		Deb Shops, Inc.	9,588

600	[2]	Deckers Outdoor Corp.	12,642

1,100	[2]	Department 56, Inc.	14,344

2,500	[2]	Dick’s Sporting Goods, Inc.	76,900

400	[2]	Dominion Homes, Inc.	5,576

1,250	[2]	Domino’s Pizza, Inc.	22,700

747		Dover Downs Gaming & Entertainment, Inc.	8,986

1,269		Dover Motorsports, Inc.	5,799

1,934	[2]	Dress Barn, Inc.	33,265

1,000	[2]	Drew Industries, Inc.	37,880

3,200	[2]	Drugstore.com, Inc.	7,648

3,400	[2]	Emmis Communications, Corp., Class A	52,462

400	[2]	Empire Resorts, Inc.	1,560

3,900	[2]	Entravision Communications Corp.	30,693

400		Escalade, Inc.	5,684

3,000		Ethan Allen Interiors, Inc.	90,390

2,100	[2]	Exide Corp.	21,840

100	[2]	F.A.O., Inc.	0

1,200	[2]	FTD Group, Inc.	12,840

2,900		Finish Line, Inc., Class A	52,258

500	[2]	Fisher Communications, Inc.	24,020

4,474	[2]	Fleetwood Enterprises, Inc.	34,181

4,003		Freds, Inc.	57,803

4,100		Furniture Brands International, Inc.	79,458

1,500	[2]	GSI Commerce, Inc.	21,750

1,296	[2]	Game Group PLC	72,226

3,100	[2]	GameStop Corp.	72,354

200	[2]	Gander Mountain, CO	2,080

2,578	[2]	Gaylord Entertainment Co.	103,120

		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
1,854	[2]	Genesco, Inc.	$47,703

1,600		Goody’s Family Clothing, Inc.	13,200

12,800	[2]	Goodyear Tire & Rubber Co.	151,936

3,800		Gray Television, Inc.	49,970

2,000	[2]	Great Wolf Resorts, Inc.	42,450

1,645	[2]	Group 1 Automotive, Inc.	41,372

1,145	[2]	Guess ?, Inc.	14,908

1,597	[2]	Guitar Center, Inc.	78,812

3,100	[2]	Gymboree Corp.	35,433

2,500		Hancock Fabrics, Inc.	14,800

1,829		Handleman Co.	31,733

4,400	[2]	Harris Interactive, Inc.	18,304

1,100	[2]	Hartmarx Corp.	9,493

1,548		Haverty Furniture Cos., Inc.	22,214

3,300	[2]	Hayes Lemmerz International, Inc.	17,721

2,625	[2]	Hibbett Sporting Goods, Inc.	70,796

4,900		Hollinger International, Inc.	46,305

200		Hooker Furniture Corp.	3,340

4,166	[2]	Hot Topic, Inc.	83,278

1,695		IHOP Corp.	69,325

4,500	[2]	Insight Communication Co.	50,445

4,096	[2]	Insight Enterprises, Inc.	74,138

3,100	[2]	Interactive Data Corp.	62,155

3,705	[2]	Interface, Inc.	22,230

1,823	[2]	Isle of Capri Casinos, Inc.	44,044

1,950	[2]	J. Jill Group, Inc.	24,453

2,943	[2]	JAKKS Pacific, Inc.	55,299

3,037	[2]	Jack in the Box, Inc.	111,033

2,450	[2]	Jarden Corp.	109,441

1,540	[2]	Jo-Ann Stores, Inc.	38,962

562	[2]	Jos A. Bank Clothiers, Inc.	18,434

1,400		Journal Communications, Inc., Class A	21,560

3,519	[2]	Journal Register Co.	55,671

2,600		K-Swiss, Inc., Class A	78,000

2,900	[2]	K2, Inc.	36,888

2,239		Kellwood Co.	57,184

869		Kenneth Cole Productions, Inc., Class A	26,053

		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
1,200	[2]	Keystone Automotive Industries, Inc.	$24,036

1,796		Kimball International, Inc., Class B	20,456

1,500	[2]	Kirkland’s, Inc.	13,770

4,600	[2]	Krispy Kreme Doughnuts, Inc.	27,232

1,000	[2]	LKQ Corp.	20,140

15,768	[2]	La Quinta Properties, Inc.	137,182

4,400		La-Z Boy Chair Co.	52,096

2,000	[2]	Lakes Gaming, Inc.	29,460

2,163		Landry’s Seafood Restaurants, Inc.	56,238

2,400	[2]	Leapfrog Enterprises, Inc.	24,024

1,325		Levitt Corp.	33,231

1,449		Libbey, Inc.	25,401

1,290		Liberty Corp.	46,775

750	[2]	Life Time Fitness, Inc.	20,302

600		Lifetime Hoan Corp.	10,116

2,100	[2]	Lin TV Corp., Class A	32,739

3,782	[2]	Linens ‘N Things, Inc.	88,234

1,300		Lithia Motors, Inc., Class A	32,058

1,058	[2]	Lodgenet Entertainment	17,224

1,909		Lone Star Steakhouse & Saloon	54,120

1,000		M/I Schottenstein Homes, Inc.	45,700

2,500	[2]	MTR Gaming Group, Inc.	27,525

2,100	[2]	Magna Entertainment Corp., Class A	11,004

1,617		Marcus Corp.	30,966

1,100		Marine Products Corp.	14,410

900	[2]	MarineMax, Inc.	24,345

496	[2]	Martha Stewart Living Omnimedia	10,034

5,500	[2]	Mediacom Communications Corp.	30,415

2,631	[2]	Mens Wearhouse, Inc.	108,581

1,800	[2]	Meritage Corp.	113,922

1,789	[2]	Midas, Inc.	38,678

2,021		Modine Manufacturing Co.	54,729

2,179		Monaco Coach Corp.	30,898

800	[2]	Monro Muffler Brake, Inc.	20,480

1,300		Movado Group, Inc.	20,891

3,175		Movie Gallery, Inc.	85,820

2,600	[2]	Multimedia Games, Inc.	20,566

		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
436		National Presto Industries, Inc.	$17,004

2,500	[2]	Navarre Corp.	20,000

1,300	[2]	Navigant International, Inc.	16,133

1,600	[2]	Nexstar Broadcasting Group, Inc., Class A	9,328

900		Noble International Ltd.	18,252

2,121	[2]	O’ Charleys, Inc.	42,293

1,700		Oakley, Inc.	22,695

200		Orleans Homebuilders, Inc.	3,468

1,159		OshKosh B’Gosh, Inc., Class A	30,540

1,100	[2]	Overstock.com, Inc.	38,808

1,100		Oxford Industries, Inc.	40,282

2,010	[2]	P. F. Chang’s China Bistro, Inc.	111,595

1,100	[2]	PC Mall, Inc.	5,863

1,243	[2]	Palm Harbor Homes, Inc.	21,181

2,400	[2]	Panera Bread Co.	120,048

1,453	[2]	Papa Johns International, Inc.	49,809

1,100	[2]	Party City Corp.	15,917

6,243	[2]	Paxson Communications Corp.	4,807

5,700	[2]	Payless ShoeSource, Inc.	77,862

6,640	[2]	Penn National Gaming, Inc.	209,160

4,856		Pep Boys-Manny Moe & Jack	68,858

900	[2]	Perry Ellis International, Inc.	18,009

1,600	[2]	PetMed Express, Inc.	10,608

1,995		Phillips Van Heusen Corp.	51,631

3,311	[2]	Pinnacle Entertainment, Inc.	50,195

1,440	[2]	Playboy Enterprises, Inc., Class B	17,395

2,700	[2]	Prestige Brands Holdings, Inc.	48,600

2,050	[2]	Priceline.com, Inc.	51,988

11,100	[2]	Primedia, Inc.	49,062

2,016	[2]	ProQuest Co.	65,399

100	[2]	Provide Commerce, Inc.	1,765

817		Pulitzer, Inc.	52,002

4,968	[2]	Quiksilver, Inc.	136,868

1,857	[2]	R.H. Donnelley Corp.	105,756

1,400	[2]	RC2 Corp.	48,524

2,895	[2]	Rare Hospitality International, Inc.	80,539

9,000		Readers Digest Association, Inc., Class A	153,000

		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
400	[2]	Reading International, Inc., Class A	$2,480

1,200	[2]	Red Robin Gourmet Burgers	58,152

2,916	[2]	Regent Communications, Inc.	15,513

2,153	[2]	Rent-Way, Inc.	16,793

2,900	[2]	Restoration Hardware, Inc.	18,009

700	[2]	Retail Ventures, Inc.	7,056

1,070		Russ Berrie & Co., Inc.	13,835

2,391		Russell Corp.	41,866

3,554	[2]	Ryans Restaurant Group, Inc.	45,065

5,038		SCP Pool Corp.	164,138

1,361	[2]	Saga Communications, Inc., Class A	20,020

833	[2]	Salem Communications Corp.	16,010

876		Sauer-Danfoss, Inc.	17,319

2,700	[2]	Scholastic Corp.	94,095

5,200	[2]	Scientific Games Holdings Corp.	111,644

3,100	[2]	Select Comfort Corp.	68,572

800	[2]	Sharper Image Corp.	10,712

600	[2]	Shoe Carnival, Inc.	11,442

2,617	[2]	Shopko Stores, Inc.	62,703

2,850	[2]	Shuffle Master, Inc.	71,791

4,431		Sinclair Broadcast Group, Inc.	33,941

7,800	[2]	Six Flags, Inc.	30,420

1,636	[2]	Skechers USA, Inc., Class A	20,025

525		Skyline Corp.	18,952

2,300		Sonic Automotive, Inc.	45,241

5,719	[2]	Sonic Corp.	183,237

2,600	[2]	Source Information Management Co.	27,222

4,224	[2]	Spanish Broadcasting System, Inc.	35,270

1,236		Speedway Motorsports, Inc.	42,395

1,880	[2]	Sports Authority, Inc.	50,008

1,000	[2]	Sports Resorts Int’l, Inc.	2,320

1,500	[2]	Stage Stores, Inc.	56,730

1,808	[2]	Stamps.com, Inc.	34,949

1,100		Standard Motor Products, Inc.	9,988

800		Stanley Furniture Co., Inc.	33,480

2,061	[2]	Stein Mart, Inc.	41,756

600	[2]	Steinway Musical Instruments	18,126

		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
1,070	[2]	Steven Madden Ltd.	$16,992

1,298	[2]	Stoneridge, Inc.	12,954

300	[2]	Strattec Security Corp.	15,297

3,319		Stride Rite Corp.	40,492

1,752		Sturm Ruger & Co., Inc.	11,563

1,100	[2]	Sunterra Corp.	17,105

1,791		Superior Industries International, Inc.	36,411

200	[2]	Systemax, Inc.	1,452

1,900		TBC Corp.	49,704

562		Technical Olympic USA, Inc.	11,830

1,200	[2]	Tempur-Pedic International, Inc.	22,908

3,500	[2]	Tenneco Automotive, Inc.	44,905

2,363		The Nautilus Group, Inc.	58,744

1,000	[2]	The Pantry, Inc.	32,020

2,069	[2]	The Steak ’n Shake Co.	37,408

800		Thomas Nelson, Inc.	19,184

3,036		Thor Industries, Inc.	81,820

5,431	[2]	TiVo, Inc.	30,577

2,926	[2]	Too, Inc.	67,327

2,900	[2]	Tractor Supply Co.	116,638

1,814	[2]	Trans World Entertainment Corp.	24,090

3,042		Triarc Cos., Inc., Class B	39,059

2,208	[2]	Tuesday Morning Corp.	57,982

3,696		Tupperware Corp.	77,986

800		Unifirst Corp.	29,952

1,617		United Auto Group, Inc.	45,826

1,408	[2]	Universal Electronics, Inc.	23,077

1,643	[2]	Vail Resorts, Inc.	42,504

4,400	[2]	Valassis Communications, Inc.	155,100

74		Value Line, Inc.	2,916

1,667	[2]	Valuevision International, Inc., Class A	16,503

10,900	[2]	Visteon Corp.	38,150

2,800	[2]	WCI Communities, Inc.	78,484

1,556	[2]	WMS Industries, Inc.	39,522

4,200	[2]	Warnaco Group, Inc.	94,332

1,300	[2]	West Marine, Inc.	21,255

400	[2]	William Lyon Homes, Inc.	35,360

		COMMON STOCKS--continued[1]
		Consumer Discretionary--continued
2,324		Winnebago Industries, Inc.	$67,721

5,690		Wolverine World Wide, Inc.	115,450

1,097		World Wrestling Entertainment, Inc.	11,727

3,886	[2]	Yankee Candle Co., Inc., The	107,992

2,126	[2]	Young Broadcasting, Inc., Class A	15,988

4,400	[2]	Zale Corp.	118,932

1,119		Bebe stores, Inc.	36,166

		TOTAL	13,161,914

		Consumer Staples--3.0%
300		Alico, Inc.	15,180

943		American Italian Pasta Co., Class A	22,311

100		Arden Group, Inc., Class A	6,950

100	[2]	Aurora Foods, Inc.	0

1,200		Cal-Maine Foods, Inc.	8,244

4,154		Casey’s General Stores, Inc.	70,120

1,550	[2]	Central European Distribution Corp.	57,536

1,200	[2]	Central Garden & Pet Co.	49,908

1,400	[2]	Chattem, Inc.	57,596

3,700	[2]	Chiquita Brands International	92,685

342		Coca-Cola Bottling Co.	16,320

6,696		Corn Products International, Inc.	147,446

5,400	[2]	Darling International, Inc.	20,952

3,054		Delta & Pine Land Co.	76,961

4,100		Dimon, Inc.	24,395

1,900	[2]	Elizabeth Arden, Inc.	41,610

610		Farmer Brothers Co.	13,359

2,950		Flowers Foods, Inc.	85,078

2,247	[2]	Great Atlantic & Pacific Tea Co., Inc.	35,233

2,766	[2]	Hain Celestial Group, Inc.	49,096

800	[2]	Hansen Natural Corp.	45,344

1,890		Ingles Markets, Inc., Class A	24,438

500		Inter Parfums, Inc.	7,225

500	[2]	J&J Snack Foods Corp.	24,475

2,300		Lancaster Colony Corp.	95,588

2,895		Lance, Inc.	47,710

2,453		Longs Drug Stores Corp.	89,167

900	[2]	M & F Worldwide Corp.	11,475

		COMMON STOCKS--continued[1]
		Consumer Staples--continued
1,200		MGP Ingredients, Inc.	$10,536

800		Mannatech, Inc.	15,864

300	[2]	Maui Land & Pineapple Co., Inc.	11,676

1,200		Nash Finch Co.	42,444

600	[2]	National Beverage Corp.	4,260

1,600		Natures Sunshine Products, Inc.	23,984

4,000	[2]	NeighborCare, Inc.	114,880

4,707		Nu Skin Enterprises, Inc., Class A	103,554

3,900	[2]	Pathmark Stores, Inc.	30,108

1,000	[2]	Peet’s Coffee & Tea, Inc.	25,300

4,000	[2]	Performance Food Group Co.	107,560

2,925	[2]	Playtex Products, Inc.	29,689

2,767	[2]	Ralcorp Holdings, Inc.	109,629

3,119	[2]	Rayovac Corp.	113,656

12,255	[2]	Revlon, Inc., Class A	36,030

2,764		Ruddick Corp.	62,079

800		Sanderson Farms, Inc.	28,992

600	[2]	Sanfilippo (John B. & Sons), Inc.	13,476

33		Seaboard Corp.	28,215

1,169	[2]	Smart & Final, Inc.	11,573

800		Standard Commercial Corp.	13,960

4,200	[2]	Star Scientific, Inc.	21,420

800	[2]	The Boston Beer Co., Inc., Class A	16,000

2,948		Topps Co.	25,412

1,300	[2]	USANA, Inc.	53,729

3,772	[2]	United Natural Foods, Inc.	101,090

2,588		Universal Corp.	118,142

2,779		Vector Group Ltd.	43,714

2,049		WD 40 Co.	57,454

900		Weis Markets, Inc.	34,110

2,828	[2]	Wild Oats Markets, Inc.	28,563

		TOTAL	2,673,501

		Energy--6.4%
700	[2]	Atlas America, Inc.	23,142

842	[2]	Atwood Oceanics, Inc.	48,053

1,597		Berry Petroleum Co., Class A	74,612

1,200		Bill Barrett Corp.	31,968

1,200	[2]	Brigham Exploration Co.	10,020

		COMMON STOCKS--continued[1]
		Energy--continued
4,476		Cabot Oil & Gas Corp., Class A	$131,773

3,278	[2]	Cal Dive International, Inc.	145,805

1,400	[2]	Callon Petroleum Corp.	19,026

1,068		Carbo Ceramics, Inc.	70,894

4,400	[2]	Cheniere Energy, Inc.	121,880

4,000	[2]	Cimarex Energy Co.	142,000

400	[2]	Clayton Williams Energy, Inc.	9,396

2,946	[2]	Comstock Resources, Inc.	74,534

1,700	[2]	Delta Petroleum Corp.	19,006

4,559	[2]	Denbury Resources, Inc.	144,703

581	[2]	Dril-Quip, Inc.	16,936

1,400	[2]	Edge Petroleum Corp.	19,621

1,800	[2]	Encore Aquisition Co.	66,096

2,300	[2]	Energy Partners Ltd.	52,578

1,900	[2]	FX Energy, Inc.	20,178

4,600	[2]	Forest Oil Corp.	177,238

3,117		Frontier Oil Corp.	131,163

1,400	[2]	Giant Industries, Inc.	36,554

9,400	[2]	Global Industries Ltd.	90,616

15,598	[2]	Grey Wolf, Inc.	93,588

1,239		Gulf Island Fabrication, Inc.	26,069

1,400	[2]	Gulfmark Offshore, Inc.	31,332

6,400	[2]	Hanover Compressor Co.	66,368

3,000	[2]	Harvest Natural Resources, Inc.	32,370

4,200		Helmerich & Payne, Inc.	161,448

1,900		Holly Corp.	65,113

1,800	[2]	Hydril Co.	94,680

5,164	[2]	Input/Output, Inc.	31,191

4,100	[2]	KCS Energy, Inc.	57,564

3,500	[2]	KFX, Inc.	38,150

6,300	[2]	Key Energy Group, Inc.	70,875

2,368	[2]	Lone Star Technologies, Inc.	92,210

1,200		Lufkin Industries, Inc.	35,304

7,825	[2]	Magnum Hunter Resources, Inc.	112,915

1,700	[2]	Matrix Services Co.	6,613

3,503	[2]	Maverick Tube Corp.	101,902

1,400	[2]	McMoRan Exploration Co.	25,228

4,986	[2]	Meridian Resource Corp.	20,143

		COMMON STOCKS--continued[1]
		Energy--continued
5,000	[2]	Mission Resources Corp.	$34,300

1,491	[2]	NS Group, Inc.	42,881

6,983	[2]	Newpark Resources, Inc.	41,968

2,392	[2]	Oceaneering International, Inc.	78,482

1,709	[2]	Offshore Logistics, Inc.	49,510

2,200	[2]	Oil States International, Inc.	44,682

2,206		Overseas Shipholding Group, Inc.	124,485

7,937	[2]	Parker Drilling Co.	42,384

1,522		Penn Virginia Corp.	62,509

1,900	[2]	Petroleum Development Corp.	48,640

6,439	[2]	Plains Exploration & Production Co.	207,207

2,500	[2]	Quicksilver Resources, Inc.	128,325

1,241		RPC Energy Services, Inc.	18,044

6,800		Range Resources Corp.	154,020

2,000	[2]	Remington Oil & Gas Corp.	58,340

1,200		Resource America, Inc., Class A	39,420

1,606	[2]	SEACOR SMIT, Inc.	91,558

500	[2]	Seabulk International, Inc.	9,795

3,383	[2]	Southwestern Energy Co.	198,751

2,210	[2]	Spinnaker Exploration Co.	70,742

5,416		St. Mary Land & Exploration Co.	117,527

1,531	[2]	Stone Energy Corp.	68,803

4,819	[2]	Superior Energy Services, Inc.	71,707

2,323	[2]	Swift Energy Co.	61,165

3,700	[2]	Syntroleum Corp.	32,782

113		Tel Offshore Trust	834

5,520	[2]	Tesoro Petroleum Corp.	209,429

2,200	[2]	Tetra Technologies, Inc.	59,466

1,420	[2]	The Houston Exploration Co.	72,335

500	[2]	Todco, Class A	11,125

1,702	[2]	Transmontaigne, Co.	12,033

3,438	[2]	Unit Corp.	131,882

1,467	[2]	Universal Compression Holdings, Inc.	51,492

2,859	[2]	Veritas DGC, Inc.	73,190

4,734		Vintage Petroleum, Inc.	136,765

1,200	[2]	W&T Offshore, Inc.	24,060

2,500	[2]	W-H Energy Services, Inc.	55,050

		COMMON STOCKS--continued[1]
		Energy--continued
1,600		Warren Resources, Inc.	$13,696

1,900	[2]	Whiting Petroleum Corp.	57,513

2,200		World Fuel Services Corp.	55,000

		TOTAL	5,702,752

		Financials--22.1%
958		1st Source Corp.	21,172

1,900		21st Century Insurance Group	25,042

1,080		ABC Bancorp	18,792

1,200	[2]	ACE Cash Express, Inc.	26,400

500		ASTA Funding, Inc.	10,450

3,700	[2]	Aames Investment Corp.	31,265

2,700		Acadia Realty Trust	43,335

1,500	[2]	Accredited Home Lenders Holding, Co.	59,595

6,300	[2]	Advance America Cash Advance, Inc.	87,759

1,700		Advanta Corp., Class B	41,735

2,050	[2]	Affiliated Managers Group	128,186

550		Affirmative Insurance Holdings, Inc.	8,321

2,200		Affordable Residential Communities	28,336

1,096		Alabama National Bancorp	62,669

119	[2]	Alexander’s, Inc.	27,307

1,650		Alexandria Real Estate Equities, Inc.	113,553

2,762		Alfa Corp.	38,060

2,480		Amcore Financial, Inc.	63,885

4,200		AmerUs Group Co.	197,442

700		American Campus Communities, Inc.	14,686

1,200	[2]	American Equity Investment Life Holding Co.	14,328

9,700		American Financial Realty Trust	148,701

2,862		American Home Mortgage Investment Corp.	93,587

900	[2]	American Physicians Capital, Inc.	27,927

660	[2]	AmericanWest Bancorp.	12,296

2,088		Amli Residential Properties Trust	58,297

1,805		Anchor Bancorp Wisconsin, Inc.	47,688

4,500		Anthracite Capital, Inc.	49,995

4,000		Anworth Mortgage Asset Corp.	37,320

5,192	[2]	Apollo Investment Corp.	82,352

200		Arbor Realty Trust, Inc.	4,900

700	[2]	Archipelago Holdings, Inc.	22,715

1,969	[2]	Argonaut Group, Inc.	38,730

		COMMON STOCKS--continued[1]
		Financials--continued
682		Arrow Financial Corp.	$16,781

900		Ashford Hospitality Trust	9,216

250	[2]	BFC Financial Corp., Class A	2,157

300		BKF Capital Group, Inc.	10,038

673		Baldwin & Lyons, Inc., Class B	16,791

289		BancFirst Corp.	20,372

300		BancTrust Financial Group, Inc.	5,667

230		Bancorp, Inc., DE	3,560

6,500		Bancorpsouth, Inc.	137,605

1,090		Bank Granite Corp.	19,042

7,035		Bank Mutual Corp.	74,079

900		Bank of the Ozarks, Inc.	27,873

3,600		BankAtlantic Bancorp, Inc., Class A	61,416

2,800	[2]	BankUnited Financial Corp., Class A	66,864

800		Banner Corp.	19,960

1,673		Bedford Property Investors, Inc.	35,618

400		Berkshire Hills Bancorp, Inc.	12,560

600		Beverly Hills Bancorp, Inc.	6,264

1,350		BioMed Realty Trust, Inc.	27,270

3,200		Boston Private Financial Holdings	71,488

3,834		Brandywine Realty Trust	108,502

1,000		Bristol West Holdings, Inc.	15,080

5,750		Brookline Bancorp, Inc.	86,250

600		Bryn Mawr Bank Corp.	11,442

1,350	[2]	CB Richard Ellis Services	46,912

1,272	[2]	CNA Surety Corp.	16,714

2,729		CRT Properties, Inc.	63,013

3,875		CVB Financial Corp.	66,650

1,800	[2]	Calamos Asset Management, Inc.	41,922

600		Camden National Corp.	19,506

3,872		Capital Automotive	131,571

837		Capital City Bank Group, Inc.	31,530

800		Capital Corp. of the West	19,400

200	[2]	Capital Crossing Bank	6,468

3,300		Capital Lease Funding, Inc.	36,894

200		Capital Southwest Corp.	15,119

200		Capital Trust, Inc.	6,736

800		Capitol Bancorp Ltd.	24,504

		COMMON STOCKS--continued[1]
		Financials--continued
2,183		Capstead Mortgage Corp.	$16,875

4,000		CarrAmerica Realty Corp.	132,160

1,425		Cascade Bancorp	27,616

2,557		Cash America International, Inc.	37,971

4,258		Cathay Bancorp, Inc.	139,960

2,200		Cedar Shopping Centers, Inc.	30,360

1,000		Center Financial Corp.	19,940

906	[2]	Central Coast Bancorp	14,904

2,991		Central Pacific Financial Corp.	97,507

700		Century Bancorp, Inc., Class A	18,991

2,000	[2]	Ceres Group, Inc.	10,880

200		Charter Financial Corp.	6,304

4,460		Charter Municipal Mortgage Acceptance Co.	93,214

2,076		Chemical Financial Corp.	62,197

4,162		Chittenden Corp.	104,508

4,100		Citizens Banking Corp.	109,921

700		Citizens First Bancorp, Inc.	14,315

2,676	[2]	Citizens, Inc., Class A	13,915

688		City Bank Lynwood, WA	20,392

2,000		City Holding Co.	64,320

1,400	[2]	Clark, Inc.	19,390

600		Clifton Savings Bancorp, Inc.	6,132

1,125		CoBiz, Inc.	18,900

1,207		Coastal Financial Corp.	17,634

400		Cohen & Steers, Inc.	6,780

450	[2]	Collegiate Funding Services	6,970

2,639		Colonial Properties Trust	101,997

500		Columbia Bancorp	15,950

1,621		Columbia Banking Systems, Inc.	38,045

1,989		Commerce Group, Inc.	117,510

25		Commercial Bankshares, Inc.	930

3,929		Commercial Capital Bancorp, Inc.	62,039

4,274		Commercial Federal Corp.	111,594

4,286		Commercial Net Lease Realty	81,348

2,300		Community Bank System, Inc.	50,899

871		Community Banks, Inc.	21,122

1,034		Community Trust Bancorp, Inc.	31,072

1,467	[2]	CompuCredit Corp.	38,861

		COMMON STOCKS--continued[1]
		Financials--continued
300		Consolidated Tomoka Co.	$18,315

3,100		Corporate Office Properties Trust	81,530

900		Correctional Properties Trust	23,094

1,262		Corus Bankshares, Inc.	61,623

3,300		Cousins Properties, Inc.	89,100

1,662		Crawford & Co., Class B	12,315

1,400	[2]	Danielson Holding Corp.	20,104

2,175		Delphi Financial Group, Inc., Class A	90,306

3,757		Dime Community Bancorp, Inc.	55,754

1,300		Direct General Corp.	23,088

533		Donegal Group, Inc., Class A	9,941

1,606		Downey Financial Corp.	103,956

5,400	[2]	ECC Capital Corp.	28,080

100		EMC Insurance Group, Inc.	1,725

5,174		East West Bancorp, Inc.	166,189

1,887		EastGroup Properties, Inc.	70,762

1,800	[2]	Education Realty Trust, Inc.	28,800

900	[2]	Encore Capital Group, Inc.	14,085

2,132		Entertainment Properties Trust	92,102

4,991		Equity Inns, Inc.	56,199

1,651		Equity Lifestyle Properties, Inc.	60,427

2,868		Equity One, Inc.	60,056

2,023		Essex Property Trust, Inc.	153,647

500	[2]	Eurobancshares, Inc.	7,030

1,100		Extra Space Storage, Inc.	14,300

1,028		FBL Financial Group, Inc., Class A	26,934

4,200		FNB Corp.	79,590

600		FNB Corp.	15,102

500	[2]	FPIC Insurance Group, Inc.	13,830

504		Farmers Capital Bank Corp.	16,506

700	[2]	Federal Agricultural Mortgage Association, Class C	12,152

4,092	[2]	FelCor Lodging Trust, Inc.	50,086

1,800		Fidelity Bankshares, Inc.	41,508

4,600		Fieldstone Investment Corp.	58,742

1,529		Financial Federal Corp.	53,974

700		Financial Institutions, Inc.	12,866

1,100	[2]	First Acceptance Corp.	11,000

3,100		First BanCorp	112,406

		COMMON STOCKS--continued[1]
		Financials--continued
950		First Bancorp, Inc.	$19,247

1,146		First Busey Corp.	21,774

1,500	[2]	First Cash Financial Services, Inc.	29,310

2,686		First Charter Corp.	58,125

467		First Citizens Bancshares, Inc., Class A	60,019

5,825		First Commmonwealth Financial Corp.	76,657

1,400		First Community Bancorp	57,890

868		First Community Bancshares, Inc.	24,022

2,941		First Financial Bancorp	50,850

1,108		First Financial Bankshares, Inc.	45,317

1,088		First Financial Corp.	28,963

1,072		First Financial Holdings, Inc.	28,537

1,071		First Indiana Corp.	26,561

4,300		First Industrial Realty Trust	164,260

1,515		First Merchants Corp.	38,511

4,300		First Midwest Bancorp, Inc.	140,438

12,143		First Niagara Financial Group, Inc.	152,273

450		First Oak Brook Bancshares, Inc.	12,820

1,100		First Place Financial Corp.	19,283

1,950		First Republic Bank	61,015

1,800		First State Bancorporation	31,500

1,438	[2]	FirstFed Financial Corp.	72,806

2,650		Flagstar Bancorp, Inc.	50,456

1,425		Flushing Financial Corp.	23,313

400	[2]	Franklin Bank Corp.	6,724

1,396		Frontier Financial Corp.	50,354

250		GB&T Bancshares, Inc.	5,051

600	[2]	GFI Group, Inc.	14,010

2,700		GMH Communities Trust	31,725

522		Gabelli Asset Management, Inc., Class A	20,838

2,407		Gables Residential Trust	88,217

736		German American Bancorp	9,848

1,500		Getty Realty Holding Corp.	37,845

2,125		Glacier Bancorp, Inc.	56,886

2,193		Glenborough Realty Trust, Inc.	45,044

2,965		Glimcher Realty Trust	74,629

500		Global Signal, Inc.	14,920

4,610		Gold Banc Corp., Inc.	63,756

		COMMON STOCKS--continued[1]
		Financials--continued
2,900		Government Properties Trust, Inc.	$28,594

500	[2]	Gramercy Capital Corp.	9,940

563		Great American Financial Resources, Inc.	8,946

900		Great Southern Bancorp, Inc.	26,046

4,400		Greater Bay Bancorp	110,704

1,000		Greenhill & Co., Inc.	31,500

2,306		Hancock Holding Co.	68,765

2,480		Hanmi Financial Corp.	36,332

1,775		Harbor Florida Bancshares, Inc.	61,415

1,854		Harleysville Group, Inc.	38,545

2,191		Harleysville National Corp.	43,689

1,300		Harris & Harris Group, Inc.	13,624

3,900		Healthcare Realty Trust, Inc.	150,579

850		Heartland Financial USA, Inc.	17,000

2,300		Heritage Property Investment	70,840

2,500	[2]	Highland Hospitality Corp.	26,225

4,600		Highwoods Properties, Inc.	129,398

2,796		Hilb Rogal & Hamilton Co.	97,888

3,015		Home Properties of New York, Inc.	126,178

1,850	[2]	Homebanc Corp.	16,169

4,293		Horace Mann Educators Corp.	70,319

900		Horizon Financial Corp.	16,092

6,000		IMPAC Mortgage Holdings, Inc.	109,920

800	[2]	ITLA Capital Corp.	36,720

800		Iberiabank Corp.	45,592

32		Imperial Credit Industries, Inc., Warrants	0

340		Independence Holdings Co.	6,161

1,400		Independent Bank Corp. – Massachusetts	38,416

1,921		Independent Bank Corp. – Michigan	52,482

2,000		Infinity Property & Casualty	64,900

4,001		Innkeepers USA Trust	53,093

1,362		Integra Bank Corp.	27,785

1,400		Interchange Financial Services Corp.	24,612

3,700	[2]	Investment Technology Group, Inc.	70,337

3,700		Investors Real Estate Trust	33,485

1,507		Irwin Financial Corp.	30,245

2,683	[2]	Jones Lang LaSalle, Inc.	100,612

2,400		KNBT Bancorp, Inc.	32,952

		COMMON STOCKS--continued[1]
		Financials--continued
355		Kansas City Life Insurance Co.	$16,220

2,100	[2]	Kearny Financial Corp.	21,819

2,796		Kilroy Realty Corp.	121,989

950		Kite Realty Group Trust	13,300

10,500	[2]	Knight Trading Group, Inc.	88,515

1,300		LTC Properties, Inc.	23,868

2,520		LaSalle Hotel Properties	76,558

4,400		Labranche & Co. Inc.	29,260

667	[2]	Ladenburg Thalmann Financial Services, Inc.	380

1,272		Lakeland Bancorp, Inc.	18,838

500		Lakeland Financial Corp.	17,650

1,639		LandAmerica Financial Group, Inc.	81,294

4,030		Lexington Corporate Properties Trust	92,609

2,800		Luminent Mortgage Capital, Inc.	27,860

2,921		MAF Bancorp, Inc.	117,950

1,700		MB Financial, Inc.	61,829

1,238		MBT Financial Corp.	22,965

3,100		MCG Capital Corp.	47,833

6,800		MFA Mortgage Investments, Inc.	48,824

771		Macatawa Bank Corp.	28,535

3,000		Maguire Properties, Inc.	76,500

1,300		Main Street Banks, Inc.	30,797

810		MainSource Financial Group, Inc.	15,811

100	[2]	Marlin Business Services, Inc.	1,969

740		Mercantile Bancorporation, Inc.	29,304

7,265	[2]	MeriStar Hospitality Corp.	49,765

2,700		Metris Cos., Inc.	32,724

1,481		Mid-American Apartment Communities, Inc.	56,619

1,940		Mid-State Bancshares	47,297

788		Midland Co.	24,743

1,100		Midwest Banc Holdings, Inc.	19,910

1,500		Mission West Properties, Inc.	15,225

750	[2]	MortgageIT Holdings,. Inc.	12,750

200		NASB Financial, Inc.	7,822

566		NBC Capital Corp.	13,131

2,723		NBT Bancorp, Inc.	56,584

2,400		Nara Bancorp, Inc.	32,256

2,900		National Financial Partners Corp.	110,896

		COMMON STOCKS--continued[1]
		Financials--continued
1,921		National Health Investors, Inc.	$50,330

2,813		National Penn Bancshares, Inc.	63,067

191	[2]	National Western Life Insurance Co., Class A	31,576

6,101		Nationwide Health Properties, Inc.	130,744

700	[2]	Navigators Group, Inc.	22,400

400	[2]	Nelnet, Inc., Class A	12,740

5,517		Net.B@nk, Inc.	45,295

4,300		New Century Financial Corp.	195,435

3,300		Newcastle Investment Corp.	97,317

1,400		Northwest Bancorp, Inc.	28,798

2,100		Novastar Financial, Inc.	74,970

200		Nymagic, Inc.	4,550

808		OceanFirst Financial Corp.	17,251

3,105	[2]	Ocwen Financial Corp.	22,604

6,519	[2]	Ohio Casualty Corp.	152,871

5,810		Old National Bancorp	110,913

1,098		Old Second Bancorp, Inc.	32,512

839		Omega Financial Corp.	23,735

3,600		Omega Healthcare Investors	40,392

1,900	[2]	OptionsXpress Holdings, Inc.	24,776

1,691		Oriental Financial Group	23,589

1,400		Origen Financial, Inc.	10,206

1,876		PFF Bancorp, Inc.	52,378

3,119	[2]	PMA Capital Corp.	22,114

1,329		PS Business Parks, Inc.	53,638

4,189		Pacific Capital Bancorp	120,769

1,165		Park National Corp.	117,082

1,140		Parkway Properties, Inc.	51,984

2,121		Partners Trust Financial Group, Inc.	21,549

637		Peapack-Gladstone Financial Corp.	17,836

800		PennFed Financial Services, Inc.	10,728

704		PennRock Financial Services Corp.	23,373

2,596		Pennsylvania Real Estate Investment Trust	109,421

1,145		Peoples Bancorp, Inc.	29,713

1,568	[2]	Philadelphia Consolidated Holding Corp.	117,600

7,900		Phoenix Companies, Inc.	89,507

1,644	[2]	Piper Jaffray Cos., Inc.	45,457

300	[2]	Placer Sierra Bancshares	6,966

		COMMON STOCKS--continued[1]
		Financials--continued
3,800		Post Properties, Inc.	$123,804

4,236		Prentiss Properties Trust	140,720

1,753		Presidential Life Corp.	25,436

2,000		PrivateBancorp, Inc.	62,500

2,180	[2]	ProAssurance Corp.	81,772

1,400		Prosperity Bancshares, Inc.	35,770

2,972		Provident Bancorp, Inc.	31,473

3,467		Provident Bankshares Corp.	101,514

400		Provident Financial Holdings, Inc.	10,792

5,930		Provident Financial Services, Inc.	100,751

2,772		R&G Financial Corp., Class B	39,390

2,100		RAIT Investment Trust	56,973

1,910		RLI Corp.	81,939

1,100		Ramco-Gershenson Properties	30,459

6,600		Realty Income Corp.	159,126

1,500		Redwood Trust, Inc.	75,180

800		Renasant Corp.	23,400

682		Republic Bancorp, Inc.	14,413

6,676		Republic Bancorp, Inc.	84,652

1,400	[2]	Rewards Network, Inc.	6,930

1,020		Riggs National Corp.	19,921

352		Royal Bancshares of Pennsylvania	7,959

2,071		S & T Bancorp, Inc.	70,000

1,000		S.Y. Bancorp, Inc.	21,600

687		SCBT Financial Corp.	19,875

1,242		SWS Group, Inc.	18,133

500		Safety Insurance Group, Inc.	14,210

1,200		Sanders Morris Harris Group, Inc.	22,200

1,319		Sandy Spring Bancorp, Inc.	40,968

413		Santander BanCorp	9,152

1,129		Saul Centers, Inc.	37,821

4,200	[2]	Saxon Capital, Inc.	72,240

920		Seacoast Banking Corp. of Florida	16,983

300		Security Bank Corp.	11,643

2,996		Selective Insurance Group, Inc.	132,273

4,843		Senior Housing Properties Trust	83,784

200	[2]	Signature Bank	4,926

3,800	[2]	Silicon Valley Bancshares	180,120

		COMMON STOCKS--continued[1]
		Financials--continued
1,200		Simmons 1st National Corp., Class A	$28,464

300		Smithtown Bancorp, Inc.	7,308

600		Southern Community Financial Corp.	5,028

814		Southside Bancshares, Inc.	15,987

1,100		Southwest Bancorp, Inc.	20,746

7,190		Southwest Bancorp. of Texas, Inc.	119,354

1,055		Sovran Self Storage, Inc.	45,101

6,100		Spirit Finance Corp.	63,135

1,147		State Auto Financial Corp.	31,244

661		State Bancorp, Inc.	14,013

500		State Financial Services Corp., Class A	18,270

1,324		Sterling Bancorp	30,465

5,074		Sterling Bancshares, Inc.	68,144

2,239	[2]	Sterling Financial Corp.	73,193

1,850		Sterling Financial Corp.	46,731

1,377		Stewart Information Services Corp.	49,600

266		Stifel Financial Corp.	5,397

1,050		Strategic Hotel Capital, Inc.	14,815

900		Suffolk Bancorp	23,472

935	[2]	Sun Bancorp, Inc.	18,709

1,366		Sun Communities, Inc.	47,605

2,000		Sunstone Hotel Investors, Inc.	43,920

4,630		Susquehanna Bankshares, Inc.	97,369

2,690		Tanger Factory Outlet Centers, Inc.	62,300

187		Tarragon Corp.	3,701

4,146		Taubman Centers, Inc.	122,722

608	[2]	Tejon Ranch Co.	26,965

1,500	[2]	Texas Capital Bancshares, Inc.	26,805

4,180		Texas Regional Bancshares, Inc., Class A	116,497

100	[2]	The Enstar Group, Inc.	6,032

300		The First of Long Island Corp.	11,472

1,900		TierOne Corp.	44,232

659		Tompkins County TrustCo., Inc.	25,543

1,716		Town & Country Trust	46,075

1,600	[2]	Tradestation Group, Inc.	10,320

2,700	[2]	Trammell Crow Co.	57,510

900		TriCo Bancshares	17,163

767	[2]	Triad Guaranty, Inc.	38,588

		COMMON STOCKS--continued[1]
		Financials--continued
7,431		Trustco Bank Corp.	$81,815

3,900		Trustmark Corp.	107,328

6,000		Trustreet Properties, Inc.	93,840

2,400		U-Store-It Trust	41,952

2,900	[2]	U.S.I. Holdings Corp.	32,886

3,458		UICI	80,295

1,450		UMB Financial Corp.	78,488

919		USB Holdings Co., Inc.	18,564

4,364		Umpqua Holdings Corp.	96,968

800		Union Bankshares Corp.	27,800

3,400		United Bankshares, Inc.	104,108

2,350		United Community Banks, Inc.	53,321

2,292		United Community Financial Corp.	23,653

1,400		United Fire & Casualty Co.	47,432

400	[2]	United PanAm Financial Corp.	8,848

2,400	[2]	Universal American Financial Corp.	40,200

1,000		Universal Health Realty Trust, Inc.	32,750

600		Univest Corp.	21,012

2,160		Unizan Financial Corp.	54,907

1,700		Urstadt Biddle Properties, Class A	25,296

2,700		Vesta Insurance Group, Inc.	6,615

1,125	[2]	Virginia Commerce Bancorp, Inc.	30,161

600		Virginia Financial Group, Inc.	19,500

600		WSFS Financial Corp.	30,678

3,502		Washington Real Estate Investment Trust	104,395

1,100		Washington Trust Bancorp	26,741

1,735		Wesbanco, Inc.	46,619

1,470		West Bancorp., Inc.	24,622

1,400		West Coast Bancorp	28,630

2,900		WestAmerica Bancorp.	144,826

502	[2]	Western Sierra Bancorp	15,883

100		Westfield Financial, Inc.	2,390

1,900		Wilshire Bancorp, Inc.	25,992

1,900		Winston Hotels, Inc.	21,850

2,099		Wintrust Financial Corp.	96,365

2,000	[2]	World Acceptance Corp.	50,900

1,300		Yardville National Bancorp	42,042

		COMMON STOCKS--continued[1]
		Financials--continued
979		Zenith National Insurance Corp.	$56,302

2,759	[2]	eSpeed, Inc., Class A	23,838

		TOTAL	19,593,195

		Healthcare--12.3%
1,093	[2]	AMN Healthcare Services, Inc.	16,144

1,400	[2]	Abaxis, Inc.	13,300

6,800	[2]	Abgenix, Inc.	47,396

1,100	[2]	Abiomed, Inc.	11,165

2,000	[2]	Able Laboratories, Inc.	47,680

2,732	[2]	Accelrys, Inc.	14,124

4,300	[2]	Adolor Corp.	38,227

2,600	[2]	Advanced Medical Optics, Inc.	96,148

1,900	[2]	Advanced Neuromodulation Systems, Inc.	57,209

200	[2]	Advancis Pharmaceutical Corp.	862

1,500	[2]	Advisory Board Co.	61,050

1,700	[2]	Aksys Ltd.	4,369

2,594	[2]	Albany Molecular Research, Inc.	24,474

3,800	[2]	Alderwoods Group, Inc.	49,590

2,203	[2]	Alexion Pharmaceuticals, Inc.	45,690

4,400	[2]	Align Technology, Inc.	37,048

8,100	[2]	Alkermes, Inc.	91,125

1,100	[2]	Alliance Imaging, Inc.	11,484

2,421	[2]	Allscripts Healthcare Solutions, Inc.	31,691

3,245		Alpharma, Inc., Class A	30,633

600	[2]	Amedisys, Inc.	18,006

750	[2]	America Service Group, Inc.	17,040

3,000	[2]	American Healthcorp, Inc.	112,050

5,000	[2]	American Medical Systems Holdings, Inc.	87,300

1	[2]	American Pharmaceutical Partners, Inc.	52

4,100	[2]	Amerigroup Corp.	143,992

3,200	[2]	Amsurg Corp.	82,848

895		Analogic Corp.	37,330

900	[2]	Animas Corp.	16,870

3,234	[2]	Antigenics, Inc.	23,220

6,100	[2]	Applera Corp.	56,120

4,200	[2]	Apria Healthcare Group, Inc.	126,420

4,402	[2]	Ariad Pharmaceutiacals, Inc.	27,028

1,700	[2]	Array BioPharma, Inc.	10,574

		COMMON STOCKS--continued[1]
		Healthcare--continued
1,574		Arrow International, Inc.	$52,162

1,662	[2]	Arthrocare Corp.	48,830

1,500	[2]	Aspect Medical Systems, Inc.	37,545

3,500	[2]	AtheroGenics, Inc.	37,590

6,200	[2]	Avant Immunotherapeutics, Inc.	7,564

6,000	[2]	Axonyx, Inc.	6,900

300	[2]	Barrier Therapeutics, Inc.	5,157

1,300	[2]	Bentley Pharmaceuticals, Inc.	8,840

9,046	[2]	Beverly Enterprises, Inc.	106,019

1,500	[2]	Bio Rad Laboratories, Inc., Class A	72,510

1,200	[2]	Bio-Reference Laboratories, Inc.	16,680

1,700	[2]	BioCryst Pharmaceuticals, Inc.	6,783

2,500		BioLase Technology, Inc.	16,450

7,394	[2]	BioMarin Pharmaceutical, Inc.	43,846

1,300	[2]	Bioenvision, Inc.	8,320

1,103	[2]	Biosite Diagnostics, Inc.	62,871

1,810	[2]	Bioveris Corp.	8,652

1,753	[2]	Bone Care International, Inc.	45,245

1,600	[2]	Bradley Pharmaceuticals, Inc.	14,304

1,752	[2]	Bruker BioSciences Corp.	5,712

2,602	[2]	CONMED Corp.	77,331

2,800	[2]	CTI Molecular Imaging, Inc.	57,484

3,057	[2]	CV Therapeutics, Inc.	60,590

1,100	[2]	CancerVax Corp.	3,014

1,900	[2]	Candela Corp.	17,214

400	[2]	Caraco Pharmaceutical Laboratories, Ltd.	3,324

6,900	[2]	Cardiac Science, Inc.	6,210

3,271	[2]	CardioDynamics International Corp.	6,935

4,390	[2]	Cell Genesys, Inc.	20,457

4,706	[2]	Cell Therapeutics, Inc.	18,118

4,100	[2]	Centene Corp.	114,185

3,500	[2]	Cepheid, Inc.	31,360

2,500	[2]	Cerner Corp.	145,150

1,163		Chemed Corp.	82,387

1,900	[2]	Ciphergen Biosystems, Inc.	2,850

704	[2]	Closure Medical Corp.	18,931

600		Computer Programs & Systems, Inc.	18,954

2,100	[2]	Conceptus, Inc.	12,831

		COMMON STOCKS--continued[1]
		Healthcare--continued
2,593	[2]	Connetics Corp.	$56,346

800	[2]	Conor Medsystems, Inc.	10,792

200	[2]	Corgentech, Inc.	440

4,931	[2]	Corixa Corp.	15,237

914	[2]	Corvel Corp.	18,774

2,200	[2]	Cross Country Healthcare, Inc.	35,442

4,138	[2]	Cubist Pharmaceuticals, Inc.	37,449

3,600	[2]	CuraGen Corp.	11,160

3,000	[2]	Curis, Inc.	10,110

1,398	[2]	Cyberonics, Inc.	52,691

2,500	[2]	Cypress Biosciences, Inc.	25,750

1,700	[2]	Cytogen Corp.	6,358

400	[2]	Cytokinetics, Inc.	1,964

1,400	[2]	DJ Orthopedics, Inc.	35,210

1,600	[2]	DOV Pharmaceutical, Inc.	24,928

1,000	[2]	DUSA Pharmaceuticals, Inc.	10,445

959		Datascope Corp.	27,542

4,600	[2]	Decode Genetics, Inc.	24,840

4,800	[2]	Dendreon Corp.	22,176

3,383	[2]	Dendrite International, Inc.	52,166

1,200	[2]	DepoMed, Inc.	4,656

1,900		Diagnostic Products Corp.	92,150

1,196	[2]	Digene Corp.	22,784

4,000	[2]	Discovery Laboratories, Inc.	22,720

2,025	[2]	Diversa Corp.	10,631

3,000	[2]	Durect Corp.	8,280

2,500	[2]	Dyax Corp.	9,950

300	[2]	E-Z-EM, Inc.	3,870

2,000	[2]	EPIX Medical, Inc.	13,540

3,094	[2]	Eclipsys Corp.	41,800

2,200	[2]	Encore Medical Corp.	9,174

4,784	[2]	Encysive Pharmaceuticals, Inc.	46,692

2,108	[2]	Enzo Biochem, Inc.	28,711

4,600	[2]	Enzon, Inc.	35,650

500	[2]	Exactech, Inc.	6,845

5,555	[2]	Exelixis, Inc.	38,052

2,200	[2]	First Horizon Pharmaceutical Corp.	39,842

61,000	[2]	Five Star Quality Care, Inc., Rights	0

		COMMON STOCKS--continued[1]
		Healthcare--continued
100	[2]	GTX, Inc.	$895

3,800	[2]	Genaera Corp.	7,258

7,000	[2]	Genelabs Technologies, Inc.	2,940

1,750	[2]	Genesis Healthcare Corp.	69,825

6,247	[2]	Genta, Inc.	6,434

3,100	[2]	Gentiva Health Services, Inc.	60,698

4,440	[2]	Geron Corp.	27,395

4,230	[2]	Guilford Pharmaceuticals, Inc.	9,814

1,664	[2]	Haemonetics Corp.	71,169

2,800	[2]	Hanger Orthopedic Group, Inc.	16,352

1,700	[2]	HealthExtras, Inc.	28,135

1,800	[2]	Hollis-Eden Pharmaceuticals, Inc.	12,564

1,700	[2]	Hologic, Inc.	60,486

4,758		Hooper Holmes, Inc.	17,414

11,700	[2]	Human Genome Sciences, Inc.	120,978

1,400	[2]	I-Flow Corp.	19,908

800	[2]	ICU Medical, Inc.	28,344

1,751	[2]	IDX Systems Corp.	54,228

2,100	[2]	Illumina, Inc.	20,622

4,468	[2]	Immucor, Inc.	133,325

3,045	[2]	Immunogen, Inc.	15,377

3,763	[2]	Immunomedics, Inc.	8,128

5,200	[2]	Impax Laboratories, Inc.	84,604

3,400	[2]	InKine Pharmaceutical Co., Inc.	8,024

7,000	[2]	Incyte Genomics, Inc.	45,780

4,100	[2]	Indevus Pharmaceuticals, Inc.	10,024

3,200	[2]	Inspire Pharmaceuticals, Inc.	22,592

1,900	[2]	Integra Lifesciences Corp.	67,317

2,948	[2]	InterMune, Inc.	31,838

2,642	[2]	Intermagnetics General Corp.	64,888

2,800	[2]	Intuitive Surgical, Inc.	120,232

2,163		Invacare Corp.	88,596

1,100	[2]	Inverness Medical Innovations, Inc.	25,916

4,678	[2]	Isis Pharmaceuticals, Inc.	13,566

2,500	[2]	Isolagen, Inc.	12,125

300	[2]	Ista Pharmaceuticals, Inc.	2,283

2,950	[2]	KV Pharmaceutical Co., Class A	69,030

1,200	[2]	Kensey Nash Corp.	32,976

		COMMON STOCKS--continued[1]
		Healthcare--continued
1,700	[2]	Keryx Biopharmaceuticals, Inc.	$24,633

2,600	[2]	Kindred Healthcare, Inc.	85,540

1,078	[2]	Kos Pharmaceuticals, Inc.	51,927

1,800	[2]	Kosan Biosciences, Inc.	9,666

2,100	[2]	Kyphon, Inc.	54,915

1,550		LCA Vision, Inc.	60,744

1,200	[2]	Labone, Inc.	42,096

600	[2]	Lannett Co., Inc.	3,630

1,500	[2]	Laserscope	47,520

5,350	[2]	Lexicon Genetics, Inc.	23,433

3,400	[2]	LifeCell Corp.	40,800

5,224	[2]	LifePoint Hospitals, Inc.	232,221

1,000	[2]	Lifeline Systems, Inc.	34,100

6,753	[2]	Ligand Pharmaceuticals, Inc., Class B	35,656

2,139	[2]	Luminex Corp.	16,898

2,400	[2]	Magellan Health Services, Inc.	81,744

500	[2]	Mannkind Corp.	6,925

100	[2]	Marshall Edwards, Inc.	733

1,800	[2]	Matria Healthcare, Inc.	49,734

2,692		Matthews International Corp., Class A	95,862

3,500	[2]	Maxim Pharmaceuticals, Inc.	5,075

1,907	[2]	Maxygen, Inc.	14,322

500	[2]	MedCath Corp.	13,825

9,700	[2]	Medarex, Inc.	68,676

800	[2]	Medical Action Industries, Inc.	14,264

1,000	[2]	Medical Staffing Network Holdings, Inc.	5,580

4,500	[2]	Medicines Co.	96,075

3,876		Mentor Corp.	142,249

700	[2]	Merge Technologies, Inc.	11,361

2,354	[2]	Merit Medical Systems, Inc.	29,778

3,200	[2]	Microtek Medical Holdings, Inc.	12,000

1,371	[2]	Molecular Devices Corp.	25,912

900	[2]	Molina Healthcare, Inc.	39,375

700	[2]	Myogen, Inc.	4,550

2,600	[2]	Myriad Genetics, Inc.	42,016

3,021		NDCHealth Corp.	46,131

3,139	[2]	NPS Pharmaceuticals, Inc.	38,139

5,403	[2]	Nabi Biopharmaceuticals	58,893

		COMMON STOCKS--continued[1]
		Healthcare--continued
4,000	[2]	Nanogen, Inc.	$10,640

600		National Healthcare Corp.	18,390

2,274	[2]	NeoPharm, Inc.	18,988

1,600	[2]	Neurogen Corp.	9,808

2,400	[2]	Northfield Laboratories, Inc.	34,536

2,001	[2]	Noven Pharmaceuticals, Inc.	33,277

1,300	[2]	NuVasive, Inc.	19,006

1,100	[2]	Nutraceutical International Corp.	13,750

3,466	[2]	Nuvelo, Inc.	20,207

4,300	[2]	OCA, Inc.	17,458

4,075	[2]	Odyssey Healthcare, Inc.	46,577

1,800	[2]	Omnicell, Inc.	11,070

3,100	[2]	Onyx Pharmaceuticals, Inc.	95,759

2,137		Option Care, Inc.	30,410

3,600	[2]	OraSure Technologies, Inc.	28,656

4,300	[2]	OrthoLogic Corp.	18,533

4,100	[2]	Orthovita, Inc.	13,489

4,900	[2]	Oscient Pharmaceutical Corp.	9,800

3,326		Owens & Minor, Inc.	96,487

676	[2]	PDI, Inc.	12,432

6,261	[2]	PSS World Medical, Inc.	69,873

3,200	[2]	Pain Therapeutics, Inc.	16,672

4,400	[2]	Palatin Technologies, Inc.	7,480

900	[2]	Palomar Medical Technologies, Inc.	20,160

3,100	[2]	Par Pharmaceutical Cos., Inc.	93,093

3,105	[2]	Parexel International Corp.	56,604

1,800	[2]	Pediatrix Medical Group	122,562

2,100	[2]	Penwest Pharmaceuticals Co.	26,880

443	[2]	Per-Se Technologies, Inc.	6,893

11,313	[2]	Peregrine Pharmaceuticals, Inc.	13,689

5,274		Perrigo Co.	96,620

1,600	[2]	Pharmacyclics, Inc.	11,488

1,200	[2]	Pharmion Corp.	27,720

7,300	[2]	Pharmos Corp.	4,380

2,354		PolyMedica Industries, Inc.	72,950

1,800	[2]	Possis Corp.	15,948

3,200	[2]	Pozen, Inc.	22,432

5,261	[2]	Praecis Pharmaceuticals, Inc.	4,998

		COMMON STOCKS--continued[1]
		Healthcare--continued
3,100	[2]	Priority HealthCare Corp., Class B	$70,618

900	[2]	Progenics Pharmaceuticals, Inc.	16,029

200	[2]	ProxyMed, Inc.	1,392

1,200	[2]	Psychiatric Solutions, Inc.	51,624

4,200	[2]	Quidel Corp.	18,144

2,300	[2]	Regeneration Technologies, Inc.	21,137

3,212	[2]	Regeneron Pharmaceuticals, Inc.	17,859

1,499	[2]	RehabCare Group, Inc.	45,000

100	[2]	Renovis, Inc.	715

1,200	[2]	Res-Care, Inc.	17,148

656	[2]	Rigel Pharmaceuticals, Inc.	11,250

1,000	[2]	SFBC International, Inc.	31,200

3,350	[2]	Salix Pharmaceuticals Ltd.	47,905

300	[2]	Santarus, Inc.	1,284

3,700	[2]	SciClone Pharmaceuticals, Inc.	8,251

2,300	[2]	Seattle Genetics, Inc.	9,200

3,200	[2]	Serologicals Corp.	68,896

1,900	[2]	Sierra Health Services, Inc.	122,911

2,700	[2]	Sonic Innovations, Inc.	11,799

1,287	[2]	SonoSight, Inc.	37,458

700	[2]	Specialty Labratories, Inc.	5,726

5,900	[2]	Steris Corp.	139,712

8,960	[2]	Stewart Enterprises, Inc., Class A	48,384

1,388	[2]	Sunrise Senior Living, Inc.	71,121

4,226	[2]	SuperGen, Inc.	17,791

832	[2]	SurModics, Inc.	30,010

3,200	[2]	Sybron Dental Specialties, Inc.	119,200

400	[2]	Symbion, Inc.	8,512

800	[2]	Symmetry Medical, Inc.	13,760

2,200	[2]	Tanox, Inc.	21,164

4,300	[2]	Techne Corp.	179,654

4,600	[2]	Telik, Inc.	74,520

3,300	[2]	ThermoGenesis Corp.	11,319

1,700	[2]	Third Wave Technologies, Inc.	7,259

3,330	[2]	Thoratec Laboratories Corp.	43,123

3,303	[2]	Transkaryotic Therapies, Inc.	111,906

2,200	[2]	TriPath Imaging, Inc.	14,124

2,335	[2]	TriZetto Group, Inc.	24,307

		COMMON STOCKS--continued[1]
		Healthcare--continued
1,590	[2]	Trimeris, Inc.	$15,820

2,900	[2]	United Surgical Partners International, Inc.	128,325

2,173	[2]	United Therapeutics Corp.	104,282

1,500	[2]	Urologix, Inc.	5,775

4,343	[2]	VISX, Inc.	103,537

7,800		Valeant Pharmaceuticals International	161,850

3,160	[2]	Varian, Inc.	104,817

1,948	[2]	Ventana Medical Systems	77,569

2,100	[2]	Ventiv Health, Inc.	43,785

6,800	[2]	Vertex Pharmaceuticals, Inc.	64,872

2,600	[2]	Viasys Healthcare, Inc.	55,224

4,300	[2]	Vicuron Pharmaceuticals, Inc.	70,305

5,000	[2]	Vion Pharmaceuticals, Inc.	13,450

1,200	[2]	VistaCare, Inc., Class A	21,480

501		Vital Signs, Inc.	20,441

218	[2]	WebMD Corp.	2,071

500	[2]	Wellcare Group, Inc.	14,750

2,484		West Pharmaceutical Services, Inc.	65,429

1,800	[2]	Wilson Greatbatch Technology, Inc.	34,524

2,400	[2]	Wright Medical Group, Inc.	59,592

400		Young Innovations, Inc.	14,556

3,800	[2]	Zila, Inc.	11,742

894	[2]	Zoll Medical Corp.	20,330

1,400	[2]	Zymogenetics, Inc.	21,644

4,225	[2]	eResearch Technology, Inc.	47,996

		TOTAL	10,957,102

		Industrials--14.6%
800	[2]	A.S.V., Inc.	28,592

3,767	[2]	AAR Corp.	55,488

3,104		ABM Industries, Inc.	56,400

700	[2]	AMERCO	32,158

700	[2]	Aaon, Inc.	12,789

3,000		Aceto Corp.	20,250

2,200	[2]	Actuant Corp.	93,698

3,877		Acuity Brands, Inc.	92,699

1,826	[2]	Administaff, Inc.	24,961

7,094	[2]	AirTran Holdings, Inc.	58,880

2,151	[2]	Alaska Air Group, Inc.	57,367

		COMMON STOCKS--continued[1]
		Industrials--continued
2,156		Albany International Corp., Class A	$67,612

3,659		Alexander and Baldwin, Inc.	149,031

2,900	[2]	America West Holdings Corp., Class B	12,180

1,300	[2]	American Reprographics Co.	18,265

2,000	[2]	American Superconductor Corp.	17,500

900		American Woodmark Corp.	28,656

700		Ameron, Inc.	23,107

800		Angelica Corp.	21,584

3,100		Apogee Enterprises, Inc.	39,928

3,089		Applied Industrial Technologies, Inc.	86,183

900		Applied Signal Technology, Inc.	17,559

1,384		Arkansas Best Corp.	43,638

2,520	[2]	Armor Holdings, Inc.	88,225

4,138	[2]	Artesyn Technologies, Inc.	29,173

300	[2]	Asset Acceptance Capital Corp.	6,135

1,261	[2]	Astec Industries, Inc.	29,381

783		Aura Systems, Inc., Warrants	0

2,000	[2]	Aviall, Inc.	58,500

3,600	[2]	BE Aerospace, Inc.	43,704

2,776		Baldor Electric Co.	69,122

2,100		Banta Corp.	87,444

1,478		Barnes Group, Inc.	42,493

900		BlueLinx Holdings, Inc.	10,800

3,155		Bowne & Co., Inc.	41,078

3,074		Brady (W.H.) Co.	91,144

2,346	[2]	Bright Horizons Family Solutions, Inc.	79,506

650	[2]	Bucyrus International, Inc.	25,311

2,129		C&D Technologies, Inc.	14,967

1,351		CDI Corp.	29,871

1,100		CIRCOR International, Inc.	26,191

2,309		CLARCOR, Inc.	116,858

6,000	[2]	Capstone Turbine Corp.	6,780

900		Cascade Corp.	28,350

1,909	[2]	Casella Waste Systems, Inc.	22,507

1,900	[2]	Central Freight Lines, Inc.	5,396

1,565		Central Parking Corp.	25,588

5,259	[2]	Century Business Services, Inc.	18,722

2,100	[2]	Ceradyne, Inc.	41,706

		COMMON STOCKS--continued[1]
		Industrials--continued
600	[2]	Charles River Associates, Inc.	$31,440

1,445	[2]	CoStar Group, Inc.	57,150

2,125	[2]	Coinstar, Inc.	36,423

2,800	[2]	Comfort Systems USA, Inc.	19,992

550	[2]	Commercial Vehicle Group, Inc.	10,604

900	[2]	Consolidated Graphics, Inc.	41,310

5,500	[2]	Continental Airlines, Inc., Class B	65,120

1,600	[2]	Cornell Corrections, Inc.	18,880

3,297	[2]	Corrections Corp. of America	124,791

900	[2]	Covenant Transport, Inc., Class A	12,078

1,300		Cubic Corp.	22,867

1,648	[2]	Cuno, Inc.	83,587

1,732		Curtiss Wright Corp.	93,874

1,721	[2]	DRS Technologies, Inc.	76,154

10,200	[2]	Delta Air Lines, Inc.	33,558

2,000	[2]	DiamondCluster International, Inc., Class A	24,900

2,100	[2]	Dollar Thrifty Automotive Group	71,085

600	[2]	Ducommun, Inc.	10,710

1,100	[2]	Duratek, Inc.	25,487

4,300	[2]	Dycom Industries, Inc.	100,018

1,300		EDO Corp.	38,779

3,442	[2]	EGL, Inc.	67,153

1,083	[2]	ESCO Technologies, Inc.	79,406

1,479	[2]	Electro Rent Corp.	17,807

2,267		ElkCorp	62,343

1,278	[2]	Emcor Group, Inc.	57,101

1,700	[2]	EnPro Industries, Inc.	42,755

1,550	[2]	Encore Wire Corp.	14,105

800	[2]	EnerSys, Inc.	7,544

1,675	[2]	Energy Conversion Devices, Inc.	37,755

2,888		Engineered Support Systems, Inc.	101,987

1,400		Ennis Business Forms, Inc.	21,700

2,051	[2]	Esterline Technologies Corp.	66,288

1,000	[2]	Exponent, Inc.	23,830

3,100	[2]	ExpressJet Holdings, Inc.	27,528

3,550	[2]	FTI Consulting, Inc.	78,384

4,013		Federal Signal Corp.	56,302

700	[2]	First Advantage Corp., Class A	14,700

		COMMON STOCKS--continued[1]
		Industrials--continued
2,000	[2]	Flanders Corp.	$19,860

1,600		Florida East Coast Industries, Inc.	68,160

4,500	[2]	Flowserve Corp.	124,920

3,838	[2]	Flyi, Inc.	2,802

2,752	[2]	Forward Air Corp.	66,201

1,340		Franklin Electronics, Inc.	47,650

2,961	[2]	Frontier Airlines, Inc.	28,751

3,540	[2]	Fuelcell Energy, Inc.	28,320

1,455		G & K Services, Inc., Class A	55,843

4,100		GATX Corp.	134,152

1,845	[2]	Gardner Denver, Inc.	67,416

4,590	[2]	GenCorp, Inc.	87,256

500	[2]	General Binding Corp.	10,640

3,267	[2]	General Cable Corp.	39,694

1,450	[2]	Genesee & Wyoming, Inc., Class A	34,771

1,254	[2]	Genlyte Group, Inc.	99,492

900	[2]	Geo Group, Inc.	23,634

2,100		Gevity HR, Inc.	33,705

2,600	[2]	Global Power Equipment Group	23,556

800		Gorman Rupp Co.	16,000

8,118	[2]	GrafTech International Ltd.	30,930

2,766		Granite Construction, Inc.	62,456

200		Greenbrier Cos., Inc.	5,840

900	[2]	Greg Manning Auctions, Inc.	8,667

2,629	[2]	Griffon Corp.	50,451

2,391		Harland (John H.) Co.	86,076

1,400		Healthcare Services Group, Inc.	35,350

3,800		Heartland Express, Inc.	70,452

1,658		Heico Corp.	31,469

1,922	[2]	Heidrick & Struggles International, Inc.	49,703

1,400	[2]	Herley Industries, Inc.	25,382

1,869		Hexcel Corp.	30,652

400	[2]	Hub Group, Inc.	22,000

2,600	[2]	Hudson Highland Group, Inc.	35,854

4,187		IDEX Corp.	155,966

2,148	[2]	II-VI, Inc.	30,523

1,500	[2]	Imagistics International, Inc.	40,275

200	[2]	Infrasource Services, Inc.	2,010

		COMMON STOCKS--continued[1]
		Industrials--continued
900	[2]	Innovative Solutions and Support, Inc.	$28,404

2,692	[2]	Insituform Technologies, Inc., Class A	40,138

906	[2]	Insurance Automotive Auctions, Inc.	25,549

2,803	[2]	Integrated Electrical Services	4,205

1,200	[2]	Interline Brands, Inc.	19,920

1,100	[2]	Intersections, Inc.	9,493

4,163		JLG Industries, Inc.	84,842

3,700		Jackson Hewitt Tax Service, Inc.	68,154

6,278	[2]	Jacuzzi Brands, Inc.	56,816

6,750		Joy Global, Inc.	228,623

1,700	[2]	KForce Com, Inc.	13,566

1,800	[2]	KVH Industries, Inc.	18,000

1,228	[2]	Kadant, Inc.	21,122

2,241		Kaman Corp., Class A	28,864

5,300	[2]	Kansas City Southern Industries, Inc.	100,276

2,568		Kaydon Corp.	70,466

1,520		Kelly Services, Inc., Class A	39,915

3,595		Kennametal, Inc.	162,854

1,835	[2]	Kirby Corp.	74,758

3,048	[2]	Knight Transportation, Inc.	64,404

1,200	[2]	Knoll, Inc.	19,500

2,808	[2]	Korn/Ferry International	40,435

1,500	[2]	LECG Corp.	31,095

1,675		LSI Industries, Inc.	20,217

3,470	[2]	Labor Ready, Inc.	57,914

8,700	[2]	Laidlaw International, Inc.	194,793

5,048	[2]	Landstar System, Inc.	154,721

425		Lawson Products, Inc.	16,375

1,400	[2]	Layne Christensen Co.	21,700

1,426	[2]	Learning Tree International, Inc.	18,196

4,060		Lennox International, Inc.	79,373

3,320		Lincoln Electric Holdings	101,426

1,072		Lindsay Manufacturing Co.	20,004

3,288	[2]	MOOG, Inc., Class A	98,000

600	[2]	MTC Technologies, Inc.	18,192

2,100	[2]	Magnetek, Inc.	7,602

2,352		Manitowoc, Inc.	94,080

400	[2]	Marten Transport Ltd.	7,600

		COMMON STOCKS--continued[1]
		Industrials--continued
2,000	[2]	Mastec, Inc.	$13,500

1,512		McGrath Rentcorp.	33,566

1,099	[2]	Medis Technologies Ltd.	14,661

2,347	[2]	Mercury Computer Systems, Inc.	61,797

3,222	[2]	Mesa Air Group, Inc.	17,173

2,400	[2]	Microvision, Inc.	11,040

600		Middleby Corp.	26,424

5,616		Milacron, Inc.	11,794

1,776		Mine Safety Appliances Co.	63,403

1,076	[2]	Mobile Mini, Inc.	37,725

3,281		Mueller Industries, Inc.	84,978

414		NACCO Industries, Inc., Class A	43,118

1,927	[2]	NCI Building System, Inc.	62,473

2,227	[2]	NCO Group, Inc.	41,489

3,839	[2]	Navigant Consulting, Inc.	90,101

2,686		Nordson Corp.	86,543

7,000	[2]	Northwest Airlines Corp., Class A	36,260

300	[2]	NuCo2, Inc.	7,365

1,350	[2]	Old Dominion Freight Lines, Inc.	37,935

4,362	[2]	Orbital Sciences Corp.	40,654

2,100		Overnite Corp.	62,958

400	[2]	P.A.M. Transportation Services, Inc.	6,736

666	[2]	PICO Holdings, Inc.	16,044

3,737	[2]	PRG-Schultz International, Inc.	17,825

3,000	[2]	Pacer International, Inc.	62,190

870		Penn Engineering & Manufacturing Corp.	15,756

1,200	[2]	Perini Corp.	16,632

1,400	[2]	Pinnacle Airlines Corp.	14,476

5,600	[2]	Plug Power, Inc.	31,080

1,300	[2]	Portfolio Recovery Associates, Inc.	46,735

600	[2]	Powell Industries, Inc.	10,854

5,800	[2]	Power-One, Inc.	24,244

1,131	[2]	Pre-Paid Legal Services, Inc.	40,388

1,400	[2]	Princeton Review (The), Inc.	7,756

6,300	[2]	Quanta Services, Inc.	50,274

900		Quixote Corp.	18,117

3,000	[2]	RailAmerica, Inc.	30,960

1,400		Raven Industries, Inc.	26,677

		COMMON STOCKS--continued[1]
		Industrials--continued
2,398		Regal Beloit Corp.	$63,427

3,800	[2]	Resources Connection, Inc.	72,618

947		Robbins & Myers, Inc.	20,645

2,490		Rollins, Inc.	49,153

1,801	[2]	SCS Transportation, Inc.	27,537

800	[2]	SI International, Inc.	18,032

4,200	[2]	SITEL Corp.	7,308

1,474	[2]	SOURCECORP, Inc.	26,311

800		Schawk, Inc.	16,840

1,260	[2]	School Specialty, Inc.	46,759

474	[2]	Sequa Corp., Class A	24,530

5,300	[2]	Shaw Group, Inc.	95,771

3,108		Simpson Manufacturing Co., Inc.	83,916

5,100		SkyWest, Inc.	92,208

1,704		Smith (A.O.) Corp.	48,564

3,841	[2]	Sothebys Holdings, Inc., Class A	62,916

6,065	[2]	Spherion Corp.	34,025

1,530		Standard Register	19,079

977		Standex International Corp.	25,597

2,665		Stewart & Stevenson Services	63,960

1,300		Strayer Education, Inc.	139,464

4,400	[2]	Swift Transportation Co.	93,852

500		Sypris Solutions, Inc.	5,235

683		TIMCO Aviation Services	96

800	[2]	TRC Cos., Inc.	11,056

1,626		Tecumseh Products Co., Class A	56,487

3,200	[2]	TeleTech Holdings, Inc.	33,600

2,752	[2]	Teledyne Technologies, Inc.	83,716

661		Tennant Co.	23,492

4,162	[2]	Terex Corp.	155,576

5,587	[2]	Tetra Tech, Inc.	59,166

4,900	[2]	Thomas & Betts Corp.	152,488

1,176		Thomas Industries, Inc.	46,417

3,604		Toro Co.	148,917

2,321		Tredegar Industries, Inc.	37,739

1,029	[2]	Trex Co. Inc.	41,345

3,836		Trinity Industries, Inc.	89,571

1,410	[2]	Triumph Group, Inc.	43,893

		COMMON STOCKS--continued[1]
		Industrials--continued
2,500	[2]	U.S.G. Corp.	$104,975

2,728	[2]	URS Corp.	83,886

600	[2]	US Xpress Enterprises, Inc., Class A	6,696

2,833		USF Corp.	120,771

1,100	[2]	Ultralife Batteries, Inc.	17,259

1,100		United Industrial Corp.	30,921

3,600	[2]	United Rentals, Inc.	66,204

2,793	[2]	United Stationers, Inc.	117,809

1,338		Universal Forest Products, Inc.	50,924

1,200	[2]	Universal Technical Institute, Inc.	41,892

500	[2]	Universal Truckload Services, Inc.	7,970

4,300	[2]	Valence Technology, Inc.	8,600

1,164		Valmont Industries, Inc.	27,075

928	[2]	Vertrue, Inc.	28,220

1,566		Vicor Corp.	18,479

674	[2]	Volt Information Science, Inc.	13,332

1,573	[2]	WESCO International, Inc.	38,035

2,472	[2]	Wabash National Corp.	63,036

3,735		Wabtec Corp.	74,700

2,351		Walter Industries, Inc.	80,639

2,500	[2]	Washington Group International, Inc.	103,575

4,086	[2]	Waste Connections, Inc.	143,909

500	[2]	Water Pik Technologies, Inc.	9,410

1,848		Watsco, Inc.	80,185

2,700		Watson Wyatt & Co. Holdings	71,280

1,980		Watts Industries, Inc., Class A	61,875

4,300		Werner Enterprises, Inc.	79,894

798		Woodward Governor Co.	56,307

3,500		York International Corp.	136,955

		TOTAL	13,009,263

		Information Technology--15.8%
1,900	[2]	24/7 Media, Inc.	5,453

2,600	[2]	AMIS Holdings, Inc.	29,276

3,170	[2]	ATMI, Inc.	72,641

3,151	[2]	Actel Corp.	44,209

4,300	[2]	ActivCard Corp.	22,489

3,600	[2]	Actuate Software Corp.	6,840

9,800	[2]	Adaptec, Inc.	35,868

		COMMON STOCKS--continued[1]
		Information Technology--continued
700	[2]	Ade Corp.	$14,966

5,394	[2]	Advanced Digital Information Corp.	37,273

1,869	[2]	Advanced Energy Industries, Inc.	19,774

2,300	[2]	Advent Software, Inc.	41,032

5,494	[2]	Aeroflex, Inc.	43,567

4,700	[2]	Agile Software Corp.	30,879

3,279		Agilysys, Inc.	43,348

2,800	[2]	Airspan Networks, Inc.	12,824

2,588	[2]	Alliance Semiconductor Corp.	4,089

1,800	[2]	Altiris, Inc.	29,322

1,680	[2]	Anaren Microwave, Inc.	16,346

2,830	[2]	Anixter International, Inc.	104,484

300	[2]	Ansoft Corp.	6,960

3,600	[2]	AnswerThink Consulting Group, Inc.	12,132

3,300	[2]	Ansys, Inc.	100,452

2,300	[2]	Anteon International Corp.	96,140

1,400	[2]	Applied Films Corp.	33,474

5,279	[2]	Ariba, Inc.	31,885

7,300	[2]	Arris Group, Inc.	55,407

6,425	[2]	Ascential Software Corp.	118,670

3,700	[2]	Asiainfo Holdings, Inc.	17,982

3,500	[2]	Aspect Communications Corp.	29,785

4,979	[2]	Aspen Technology, Inc.	22,406

3,948	[2]	Asyst Technologies, Inc.	12,949

1,140	[2]	Atari, Inc.	3,032

400	[2]	Atheros Communications	2,912

1,798	[2]	Audiovox Corp., Class A	24,561

1,300	[2]	August Technology Corp.	15,340

2,400	[2]	Authentidate Holding Corp.	9,744

4,000	[2]	Autobytel.com, Inc.	19,080

6,100	[2]	Avanex Corp.	6,588

8,300	[2]	Axcelis Technologies, Inc.	51,543

1,100		BEI Technologies, Inc.	25,300

900		Bel Fuse, Inc.	24,165

3,972		Belden CDT, Inc.	72,846

3,428	[2]	Benchmark Electronics, Inc.	92,693

10,100	[2]	Bisys Group, Inc.	142,612

1,322		Black Box Corp.	42,991

		COMMON STOCKS--continued[1]
		Information Technology--continued
400	[2]	Blackboard Inc.	$7,256

1,100	[2]	Blue Coat Systems, Inc.	15,840

6,720	[2]	Borland Software Corp.	39,043

1,700	[2]	Brightpoint, Inc.	35,904

21,700	[2]	Brocade Communications Systems, Inc.	94,612

3,701	[2]	Brooks Automation, Inc.	47,595

3,724	[2]	C-COR Electronics, Inc.	24,616

2,408	[2]	CACI International, Inc., Class A	149,585

238	[2]	CCC Information Service Group, Inc.	5,553

34,100	[2]	CMG Information Services, Inc.	60,016

10,700	[2]	CNET, Inc.	106,091

4,400	[2]	CSG Systems International, Inc.	75,636

3,050		CTS Corp.	32,178

2,100	[2]	Cabot Microelectronics Corp.	60,459

1,600	[2]	California Micro Devices Corp.	6,736

2,100	[2]	Captaris, Inc.	7,686

1,400	[2]	Carreker-Antinori, Inc.	6,328

1,500	[2]	Carrier Access Corp.	7,905

600	[2]	Catapult Communications Corp.	8,868

3,332	[2]	Checkpoint Systems, Inc.	52,746

200	[2]	Cherokee International Corp	1,160

6,000	[2]	Chordiant Software, Inc.	10,560

4,280	[2]	Ciber, Inc.	33,298

7,100	[2]	Cirrus Logic, Inc.	29,962

3,700		Cognex Corp.	80,808

2,544	[2]	Coherent, Inc.	81,612

2,621		Cohu, Inc.	46,785

5,200	[2]	CommScope, Inc.	73,424

2,475	[2]	Comtech Telecommunications Corp.	86,897

1,700	[2]	Concord Communications, Inc.	27,965

2,200	[2]	Concur Technologies, Inc.	18,326

2,200	[2]	Corillian Corp.	6,754

1,400	[2]	Covansys Corp.	14,126

7,200	[2]	Cray, Inc.	15,408

7,640	[2]	Credence Systems Corp.	48,056

1,300	[2]	CyberGuard Corp.	6,331

900	[2]	Cyberoptics Corp.	11,151

2,900	[2]	Cybersource Corp.	17,661

		COMMON STOCKS--continued[1]
		Information Technology--continued
4	[2]	CycleLogic, Inc.	$0

3,100	[2]	Cymer, Inc.	76,849

1,900	[2]	DDI Corp.	5,225

1,818	[2]	DSP Group, Inc.	43,814

1,200	[2]	Daktronics, Inc.	24,432

1,500	[2]	Digi International, Inc.	15,975

1,283	[2]	Digimarc Corp.	6,505

3,490	[2]	Digital Insight Corp.	70,044

2,800	[2]	Digital River, Inc.	74,480

1,400	[2]	Digital Theater Systems, Inc.	23,660

4,667	[2]	Digitas, Inc.	46,530

650	[2]	Diodes, Inc.	19,039

2,001	[2]	Dionex Corp.	85,943

2,700	[2]	Ditech Communications Corp.	30,537

3,600	[2]	Dot Hill Systems Corp.	16,992

9,500	[2]	DoubleClick, Inc.	76,380

6,400	[2]	E.piphany, Inc.	19,648

900	[2]	EMS Technologies, Inc.	10,161

1,300	[2]	EPIQ Systems, Inc.	19,721

2,984	[2]	ESS Technology, Inc.	11,459

13,500	[2]	Eagle Broadband, Inc.	3,240

12,600	[2]	EarthLink Network, Inc.	115,668

2,300	[2]	Echelon Corp.	14,467

2,539	[2]	Electro Scientific Industries, Inc.	41,970

4,500	[2]	Electronics for Imaging, Inc.	73,890

1,689	[2]	Embarcadero Technologies, Inc.	8,192

6,900	[2]	Emulex Corp.	107,157

3,700	[2]	Entegris, Inc.	31,857

17,600	[2]	Enterasys Networks, Inc.	12,672

5,100	[2]	Entrust Technologies, Inc.	19,278

3,800	[2]	Epicor Software Corp.	41,838

1,100	[2]	Equinix, Inc.	38,478

2,600	[2]	Euronet Worldwide, Inc.	76,856

4,644	[2]	Exar Corp.	58,932

950	[2]	Excel Technology, Inc.	19,941

9,100	[2]	Extreme Networks, Inc.	40,495

3,096	[2]	F5 Networks, Inc.	132,540

2,031	[2]	FEI Co.	36,619

		COMMON STOCKS--continued[1]
		Information Technology--continued
2,100	[2]	FSI International, Inc.	$6,930

2,600		FactSet Research Systems	72,176

2,373	[2]	FalconStor Software, Inc.	13,455

1,300	[2]	Faro Technologies, Inc.	34,905

3,437	[2]	Filenet Corp.	91,081

1,600	[2]	FindWhat.com	13,472

13,900	[2]	Finisar Corp.	17,514

2,400	[2]	FormFactor, Inc.	54,816

1,241	[2]	Forrester Research, Inc.	18,541

4,541	[2]	Gartner Group, Inc., Class A	38,326

800	[2]	Gartner Group, Inc., Class B	6,720

18,700	[2]	Gateway, Inc.	63,767

2,600	[2]	Genesis Microchip, Inc.	37,206

1,900	[2]	Global Imaging Systems, Inc.	65,911

250	[2]	Greenfield Online, Inc.	4,505

6,000	[2]	Harmonic Lightwaves, Inc.	33,060

2,951		Helix Technology Corp.	35,545

9,000	[2]	Homestore.com, Inc.	17,640

2,060	[2]	Hutchinson Technology, Inc.	76,302

4,300	[2]	Hypercom Corp.	21,328

3,592	[2]	Hyperion Solutions Corp.	146,087

1,700	[2]	IGATE Capital Corp.	6,545

400	[2]	INTAC International, Inc.	4,932

1,544	[2]	IXYS Corp.	15,687

8,964	[2]	Identix, Inc.	47,420

3,000		Imation Corp.	104,610

3,897	[2]	InFocus Corp.	14,029

2,700	[2]	InfoSpace.com, Inc.	83,673

2,624	[2]	InfoUSA, Inc.	28,812

1,200	[2]	Infocrossing, Inc.	19,740

7,200	[2]	Informatica Corp.	55,656

8,900	[2]	Integrated Device Technology, Inc.	95,230

3,565	[2]	Integrated Silicon Solution, Inc.	23,030

2,180		Inter-Tel, Inc.	41,507

500	[2]	InterVideo, Inc.	4,845

4,700	[2]	Interdigital Communications Corp.	76,892

4,018	[2]	Intergraph Corp.	118,812

19,100	[2]	Internap Network Services Corp.	8,022

		COMMON STOCKS--continued[1]
		Information Technology--continued
3,700	[2]	Internet Capital Group, Inc.	$20,387

3,200	[2]	Internet Security Systems, Inc.	62,240

3,300	[2]	Intervoice, Inc.	35,393

3,725	[2]	Interwoven, Inc.	28,757

1,000	[2]	Intevac, Inc.	8,560

1,500	[2]	Intrado, Inc.	18,915

4,312	[2]	Iomega Corp.	12,591

1,400	[2]	Itron, Inc.	50,498

2,300	[2]	Ixia	36,823

2,693	[2]	JDA Software Group, Inc.	27,576

1,700	[2]	Jupitermedia Corp.	21,607

350	[2]	Kanbay International, Inc.	6,293

4,200	[2]	Keane, Inc.	49,980

1,056		Keithley Instruments, Inc.	14,668

7,200	[2]	Kemet Corp.	45,000

1,318	[2]	Keynote Systems, Inc.	14,432

100	[2]	Kintera, Inc.	447

2,000	[2]	Komag, Inc.	47,040

5,900	[2]	Kopin Corp.	18,113

2,815	[2]	Kronos, Inc.	109,926

4,294	[2]	Kulicke & Soffa Industries	21,942

5,931	[2]	LTX Corp.	22,775

700		Landauer, Inc.	31,745

1,500	[2]	LaserCard, Corp.	7,995

9,500	[2]	Lattice Semiconductor Corp.	43,320

4,400	[2]	Lawson Software Inc.	23,232

400	[2]	LeCroy Corp.	5,264

4,000	[2]	Lexar Media, Inc.	18,120

4,000	[2]	Lionbridge Technologies, Inc.	17,000

2,164	[2]	Littelfuse, Inc.	58,298

8,900	[2]	LookSmart Ltd.	5,874

3,326	[2]	MICROS Systems Corp.	131,876

3,200	[2]	MIPS Technologies, Inc.	22,400

2,700	[2]	MKS Instruments, Inc.	39,960

8,858	[2]	MPS Group, Inc.	70,775

1,658	[2]	MRO Software, Inc.	21,206

9,590	[2]	MRV Communications, Inc.	18,317

2,100		MTS Systems Corp.	60,816

		COMMON STOCKS--continued[1]
		Information Technology--continued
4,100	[2]	Macrovision Corp.	$83,845

2,200	[2]	Magma Design Automation	13,508

2,000	[2]	ManTech International Corp., Class A	48,100

2,712	[2]	Manhattan Associates, Inc.	51,203

4,800	[2]	Manugistics Group, Inc.	7,872

1,500	[2]	Mapinfo Corp.	16,995

4,318	[2]	MatrixOne, Inc.	18,438

3,371	[2]	Mattson Technology, Inc.	21,406

1,579	[2]	Maximus, Inc.	48,475

700		Maxwell Technologies, Inc.	5,411

9,800	[2]	McData Corp., Class A	30,184

800	[2]	Measurement Specialties, Inc.	17,744

6,400	[2]	Mentor Graphics Corp.	57,216

2,300	[2]	Merix Corp.	18,078

2,986		Methode Electronics, Inc., Class A	33,652

900	[2]	Metrologic Instruments, Inc.	12,078

5,700	[2]	Micrel, Inc.	53,580

737	[2]	MicroStrategy, Inc., Class A	32,082

6,600	[2]	Micromuse, Inc.	34,122

5,008	[2]	Microsemi Corp.	84,735

3,500	[2]	Microtune, Inc.	12,040

3,889	[2]	Midway Games, Inc.	35,740

9,000	[2]	Mindspeed Technologies, Inc.	12,240

1,800	[2]	Mobility Electronics, Inc.	13,968

2,000	[2]	Monolithic System Technology, Inc.	11,820

3,700	[2]	Mykrolis Corp.	47,175

2,600	[2]	NIC, Inc.	10,946

3,800	[2]	NMS Communications Corp.	12,084

900	[2]	Neoforma, Inc.	5,220

4,794	[2]	Net2Phone, Inc.	8,342

4,800	[2]	NetIQ Corp.	51,456

1,068	[2]	NetRatings, Inc.	15,518

1,923	[2]	NetScout Systems, Inc.	7,086

1,600	[2]	Netgear, Inc.	25,808

3,100	[2]	Network Equipment Technologies, Inc.	15,965

3,600	[2]	Newport Corp.	49,500

2,000	[2]	Novatel Wireless, Inc.	17,920

10,100	[2]	ON Semiconductor Corp.	34,744

		COMMON STOCKS--continued[1]
		Information Technology--continued
1,000	[2]	OPNET Technologies, Inc.	$7,790

1,300	[2]	OSI Systems, Inc.	18,460

6,000	[2]	Omnivision Technologies, Inc.	84,000

1,300	[2]	Open Solutions, Inc.	24,310

5,733	[2]	Openwave Systems, Inc.	76,765

9,000	[2]	Oplink Communications, Inc.	13,590

4,800	[2]	Opsware, Inc.	22,944

1,500	[2]	Optical Communication Products, Inc.	2,430

1,300	[2]	Overland Storage, Inc.	13,780

652	[2]	PC Connections, Inc.	3,756

1,881	[2]	PC-Tel, Inc.	13,618

1,200	[2]	PDF Solutions, Inc.	15,876

2,100	[2]	PLATO Learning, Inc.	15,393

1,800	[2]	PLX Technology, Inc.	16,182

2,761	[2]	Packeteer, Inc.	32,248

3,839	[2]	PalmOne, Inc.	82,270

1,710	[2]	PalmSource, Inc.	15,202

2,800	[2]	Paradyne Networks, Inc.	5,040

22,500	[2]	Parametric Technology Corp.	119,700

1,592		Park Electrochemical Corp.	35,263

2,852	[2]	Paxar Corp.	51,108

880	[2]	Pec Solutions, Inc.	13,490

2,623	[2]	Pegasus Systems, Inc.	28,040

700	[2]	Pegasystems, Inc.	3,661

1,884	[2]	Pericom Semiconductor Corp.	15,788

6,400	[2]	Perot Systems Corp.	80,832

1,399	[2]	Photon Dynamics, Inc.	27,071

3,324	[2]	Photronics, Inc.	52,852

6,614	[2]	Pinnacle Systems, Inc.	32,938

3,441	[2]	Pixelworks, Inc.	26,496

1,400	[2]	Planar Systems, Inc.	10,794

3,658	[2]	Plexus Corp.	44,298

4,700	[2]	Portal Software, Inc.	11,045

2,292	[2]	Power Integrations, Inc.	49,851

6,400	[2]	Powerwave Technologies, Inc.	46,208

3,242	[2]	Presstek, Inc.	24,153

3,214	[2]	Progress Software Corp.	85,750

700		QAD, Inc.	5,733

		COMMON STOCKS--continued[1]
		Information Technology--continued
1,000	[2]	Quality Systems, Inc.	$47,580

15,100	[2]	Quantum Corp. - DLT & Storage Systems	36,240

4,200	[2]	Quest Software, Inc.	49,812

2,500	[2]	RAE Systems, Inc.	7,000

5,571	[2]	REMEC, Inc.	27,576

15,600	[2]	RF Micro Devices, Inc.	61,152

7,100	[2]	RSA Security, Inc.	76,254

1,849	[2]	RadiSys Corp.	25,886

9,400	[2]	RealNetworks, Inc.	57,904

2,600	[2]	Redback Networks, Inc.	13,936

679		Renaissance Learning, Inc.	11,319

1,700	[2]	Rofin-Sinar Technologies, Inc.	50,184

1,416	[2]	Rogers Corp.	48,909

1,078	[2]	Rudolph Technologies, Inc.	13,906

5,900	[2]	S1 Corp.	31,152

1,996	[2]	SBS Technologies, Inc.	18,782

2,658	[2]	SERENA Software, Inc.	50,582

1,216	[2]	SPSS, Inc.	19,565

1,100	[2]	SRA International, Inc.	71,885

1,650		SS&C Technologies, Inc.	41,927

10,000	[2]	Safeguard Scientifics, Inc.	13,000

2,020	[2]	Safenet, Inc.	56,459

700	[2]	Salesforce.com Inc.	10,136

6,600	[2]	Sapient Corp.	47,190

6,752	[2]	ScanSoft, Inc.	27,143

1,300	[2]	ScanSource, Inc.	60,125

2,803	[2]	SeaChange International, Inc.	28,885

4,152	[2]	Secure Computing Corp.	36,745

4,189	[2]	SeeBeyond Technology Corp.	11,227

1,343	[2]	Semitool, Inc.	12,127

700	[2]	SiRF Technology Holdings, Inc.	7,987

2,100	[2]	Sigmatel Inc.	54,999

21,894	[2]	Silicon Graphics, Inc.	17,077

6,506	[2]	Silicon Image, Inc.	65,515

6,800	[2]	Silicon Storage Technology	17,816

500	[2]	Siliconix, Inc.	16,485

800	[2]	SimpleTech, Inc.	2,984

1,984	[2]	Sipex Corp.	3,214

		COMMON STOCKS--continued[1]
		Information Technology--continued
13,200	[2]	Skyworks Solutions, Inc.	$69,168

2,000	[2]	Sohu.com, Inc.	34,300

1,600	[2]	Sonic Solutions	23,504

5,264	[2]	Sonicwall, Inc.	27,057

3,300	[2]	Spatialight, Inc.	14,916

1,827		SpectraLink Corp.	20,298

300	[2]	Staktek Holdings, Inc.	1,083

1,822	[2]	Standard Microsystems Corp.	25,781

1,080		StarTek, Inc.	15,714

2,400	[2]	Stellent, Inc.	16,920

200	[2]	StorageNetworks, Inc.	0

1,050	[2]	Stratasys, Inc.	28,403

7,900	[2]	Stratex Networks, Inc.	10,270

731	[2]	Supertex, Inc.	10,424

4,300	[2]	Support.com, Inc.	20,425

14,600	[2]	Sycamore Networks, Inc.	49,056

2,100	[2]	Sykes Enterprises, Inc.	14,700

3,800	[2]	Symmetricom, Inc.	39,140

2,500	[2]	Synaptics, Inc.	45,325

200	[2]	Synnex Corp.	3,018

565		Syntel, Inc.	9,063

3,233	[2]	THQ, Inc.	81,536

100	[2]	TNS, Inc.	1,856

3,400	[2]	TTM Technologies	30,634

6,419	[2]	Take-Two Interactive Software, Inc.	151,027

1,720		Talx Corp.	42,518

4,300	[2]	Taser International, Inc.	37,152

3,338	[2]	Technitrol, Inc.	43,327

5,200	[2]	Tekelec, Inc.	70,772

5,600	[2]	Terayon Communication Systems, Inc.	16,296

24,400	[2]	Terremark Worldwide, Inc.	14,640

2,000	[2]	Tessera Technologies, Inc.	53,120

1,600	[2]	Tier Technologies, Inc., Class B	11,808

7,000	[2]	Titan Corp.	125,650

1,100	[2]	TransAct Technologies, Inc.	9,581

3,341	[2]	Transaction Systems Architects, Inc., Class A	69,259

13,400	[2]	Transmeta Corp.	9,246

1,400	[2]	Trident Microsystems, Inc.	23,842

		COMMON STOCKS--continued[1]
		Information Technology--continued
5,032	[2]	Trimble Navigation Ltd.	$173,201

2,000	[2]	Tripath Technology, Inc.	1,580

11,412	[2]	Triquint Semiconductor, Inc.	33,780

3,600	[2]	Tumbleweed Communications Corp.	7,704

3,100	[2]	Tyler Technologies, Inc.	17,918

3,983	[2]	UNOVA, Inc.	70,738

1,087	[2]	Ulticom, Inc.	9,707

1,700	[2]	Ultimate Software Group, Inc.	26,350

2,143	[2]	Ultratech Stepper, Inc.	34,117

4,500	[2]	United Online, Inc.	39,555

1,690	[2]	Universal Display Corp.	13,993

6,600	[2]	ValueClick, Inc.	68,376

3,346	[2]	Varian Semiconductor Equipment Associates, Inc.	124,772

2,341	[2]	Veeco Instruments, Inc.	31,159

1,000	[2]	Verint Systems, Inc.	31,820

2,702	[2]	Verity, Inc.	22,156

9,700	[2]	Verso Technologies, Inc.	2,425

2,074	[2]	ViaSat, Inc.	36,938

24,200	[2]	Vignette Corp.	28,314

2,500	[2]	Viisage Technology, Inc.	7,525

18,200	[2]	Vitesse Semiconductor Corp.	37,856

1,500	[2]	WJ Communications, Inc.	2,985

3,651	[2]	Watchguard Technologies, Inc.	11,829

2,500	[2]	WebEx Communications, Inc.	54,550

1,988	[2]	Websense, Inc.	105,463

5,200	[2]	Westell Technologies, Inc., Class A	26,936

6,000	[2]	Wind River Systems, Inc.	77,880

2,000	[2]	Witness Systems, Inc.	35,220

980		Woodhead Industries, Inc.	11,378

3,800	[2]	Wright Express Corp.	63,460

1,806		X-Rite, Inc.	18,728

14,100	[2]	Xybernaut Corp.	2,397

4,125	[2]	Zhone Technologies, Inc.	8,663

2,400		ZixIt Corp.	6,600

4,193	[2]	Zoran Corp.	44,362

1,521	[2]	Zygo Corp.	14,267

4,700	[2]	aQuantive, Inc.	52,170

2,000	[2]	eCollege.com	22,280

		COMMON STOCKS--continued[1]
		Information Technology--continued
4,000	[2]	eFunds Corp.	$87,440

3,800	[2]	iPass, Inc.	19,988

1,100	[2]	iPayment Holdings, Inc.	40,029

1,700	[2]	iVillage, Inc.	11,135

1,500	[2]	j2 Global Communications, Inc.	53,580

4,600	[2]	webMethods, Inc.	21,482

		TOTAL	14,000,961

		Materials--6.3%
9,100	[2]	AK Steel Holding Corp.	65,975

1,766		AMCOL International Corp.	33,748

5,000		Airgas, Inc.	109,600

3,000		Albemarle Corp.	109,830

3,100	[2]	Aleris International, Inc.	66,526

8,000		Allegheny Technologies, Inc.	179,200

2,800	[2]	Alpha Natural Resources, Inc.	64,820

900		American Vanguard Corp.	15,885

500	[2]	Anchor Glass Container Corp.	930

3,100		Aptargroup, Inc.	149,513

1,993		Arch Chemicals, Inc.	51,380

1,555	[2]	Brush Engineered Materials, Inc.	22,252

2,490	[2]	Buckeye Technologies, Inc.	19,671

3,651		Calgon Carbon Corp.	31,508

2,365		Cambrex Corp.	44,935

2,953	[2]	Caraustar Industries, Inc.	26,400

2,057		Carpenter Technology Corp.	113,752

1,770	[2]	Century Aluminium Co.	41,241

1,429		Chesapeake Corp.	27,751

1,740	[2]	Cleveland Cliffs, Inc.	100,937

21,700	[2]	Coeur d’Alene Mines Corp.	67,053

4,912		Commercial Metals Corp.	125,305

1,000		Compass Minerals International, Inc.	24,150

11,454		Crompton Corp.	160,929

13,800	[2]	Crown Holdings, Inc.	207,690

3,500		Cytec Industries, Inc.	161,420

792		Deltic Timber Corp.	28,076

1,898		Eagle Materials, Inc.	142,825

3,000	[2]	FMC Corp.	147,000

3,801		Ferro Corp.	68,874

		COMMON STOCKS--continued[1]
		Materials--continued
2,200	[2]	Foundation Coal Holdings, Inc.	$51,370

2,536		Fuller (H.B.) Co.	76,892

2,683		Georgia Gulf Corp.	99,030

2,118		Gibraltar Industries, Inc.	44,499

2,857		Glatfelter (P.H.) Co.	34,084

6,200	[2]	Grace (W.R.) & Co.	58,156

5,600	[2]	Graphic Packaging Corp.	18,144

4,500		Great Lakes Chemical Corp.	139,680

1,184		Greif Brothers Corp., Class A	82,134

4,100	[2]	Headwaters, Inc.	131,077

13,000		Hecla Mining Co.	60,580

10,800	[2]	Hercules, Inc.	142,884

685		Kronos Worldwide, Inc.	23,186

4,320	[2]	Longview Fibre Co.	79,834

2,272		MacDermid, Inc.	68,955

2,000	[2]	Metal Management, Inc.	40,340

1,600	[2]	Metals USA, Inc.	23,424

1,863		Minerals Technologies, Inc.	121,691

10,400	[2]	Mosaic Co./The	133,640

2,059		Myers Industries, Inc.	19,787

622		NL Industries, Inc.	10,002

1,600		NN, Inc.	20,080

1,100	[2]	Newmarket Corp.	16,335

2,400	[2]	OM Group, Inc.	52,656

1,200		Octel Corp.	20,640

5,823		Olin Corp.	103,300

3,368	[2]	Omnova Solutions, Inc.	13,640

2,600	[2]	Oregon Steel Mills, Inc.	43,238

7,642	[2]	Polyone Corp.	58,996

1,288		Pope & Talbot, Inc.	16,808

2,927		Potlatch Corp.	138,242

800		Quaker Chemical Corp.	15,592

2,037		Quanex Corp.	102,787

1,777	[2]	RTI International Metals	39,965

2,386		Reliance Steel & Aluminum Co.	90,024

2,304		Rock-Tenn Co.	23,386

2,200		Royal Gold, Inc.	41,448

2,067		Ryerson Tull, Inc.	21,600

		COMMON STOCKS--continued[1]
		Materials--continued
1,500		Schnitzer Steel Industries, Inc., Class A	36,945

3,559		Schulman (A.), Inc.	59,435

1,493		Schweitzer-Mauduit International, Inc.	43,625

3,963		Sensient Technologies Corp.	79,300

900		Silgan Holdings, Inc.	55,062

2,247		Spartech Corp.	43,749

3,956		Steel Dynamics, Inc.	107,524

600		Steel Technologies, Inc.	11,514

430		Stepan, Co.	9,271

3,390	[2]	Stillwater Mining Co.	24,747

2,401	[2]	Symyx Technologies, Inc.	58,512

2,900	[2]	Terra Industries, Inc.	20,010

2,106		Texas Industries, Inc.	97,255

500	[2]	Titanium Metals Corp.	16,810

1,000	[2]	U.S. Concrete, Inc.	6,020

7,583		USEC, Inc.	99,716

1,940		Valhi, Inc.	34,939

3,795		Wausau-Mosinee Paper Corp.	50,360

4,303		Wellman, Inc.	46,300

500	[2]	Westlake Chemical Corp.	13,125

300	[2]	Wheeling Pittsburgh Corp.	7,197

		TOTAL	5,608,718

		Telecommunication Services--1.2%
2,900	[2]	AT Road, Inc.	9,831

8,383	[2]	Alamosa Holdings, Inc.	108,895

100		Alaska Communications Systems Holdings, Inc.	941

600	[2]	Arbinet Holdings, Inc.	11,586

1,800	[2]	Boston Communications Group, Inc.	10,008

3,560	[2]	Broadwing Corp.	13,101

1,540		CT Communications, Inc.	17,679

827	[2]	Centennial Cellular Corp., Class A	9,511

20,500	[2]	Cincinnati Bell, Inc.	82,000

2,302	[2]	Commonwealth Telephone Enterprises, Inc.	106,951

1,000		D & E Communications, Inc.	8,320

9,500	[2]	Dobson Communications Corp., Class A	19,000

2,400	[2]	FairPoint Communications, Inc.	35,232

4,176	[2]	General Communications, Inc., Class A	35,245

1,157		Golden Telecom, Inc.	30,996

		COMMON STOCKS--continued[1]
		Telecommunication Services--continued
300	[2]	ITC DeltaCom, Inc.	$174

1,800		Iowa Telecommunication Services, Inc.	34,380

1,229		North Pittsburgh Systems, Inc.	22,220

5,100	[2]	Premiere Global Services, Inc.	55,080

4,195	[2]	Price Communications Corp.	71,231

8,400	[2]	Primus Telecommunications Group, Inc.	12,684

5,400	[2]	SBA Communications, Corp.	45,792

600		Shenandoah Telecommunications Co.	17,616

1,200		SureWest Communications	24,492

1,700	[2]	Syniverse Holdings, Inc.	20,570

3,466	[2]	TALK America Holdings, Inc.	29,842

4,900	[2]	Time Warner Telecom, Inc.	19,943

2,500	[2]	Triton PCS, Inc., Class A	4,125

2,040	[2]	USA Mobility, Inc.	61,078

6,800	[2]	UbiquiTel, Inc.	49,164

2,800	[2]	Valor Communications Group	37,800

4,000	[2]	Wireless Facilities, Inc.	21,160

		TOTAL	1,026,647

		Utilities--3.7%
1,479		American States Water Co.	37,567

17,999	[2]	Aquila, Inc.	61,917

5,609		Atmos Energy Corp.	147,517

4,085		Avista Corp.	68,587

2,700		Black Hills Corp.	92,556

1,304		CH Energy Group, Inc.	55,616

17,800	[2]	CMS Energy Corp.	229,976

1,427		California Water Service Group	47,391

37,200	[2]	Calpine Corp.	66,588

1,552		Cascade Natural Gas Corp.	29,069

1,200		Central VT Public Service Corp.	25,332

3,980		Cleco Corp.	81,272

650		Connecticut Water Service, Inc.	15,451

6,400		Duquesne Light Holdings, Inc.	112,576

4,315	[2]	El Paso Electric Co.	84,186

2,861		Empire Distribution Electric Co.	63,171

3,300		Energen Corp.	204,435

900		EnergySouth, Inc.	24,111

3,300		Idacorp, Inc.	89,034

		COMMON STOCKS--continued[1]
		Utilities--3.7%
1,897		Laclede Group, Inc.	$51,921

1,642		MGE Energy, Inc.	54,711

1,133		Middlesex Water Co.	19,658

4,000		NICOR, Inc.	147,880

2,921		New Jersey Resources Corp.	126,655

2,296		Northwest Natural Gas Co.	81,508

2,371		Otter Tail Power Co.	58,184

6,134		PNM Resources, Inc.	169,605

3,400		Peoples Energy Corp.	134,640

6,400		Piedmont Natural Gas, Inc.	146,880

582		SJW Corp.	22,262

9,866	[2]	Sierra Pacific Resources	106,750

1,182		South Jersey Industries, Inc.	64,242

6,198	[2]	Southern Union Co.	148,380

3,078		Southwest Gas Corp.	75,319

2,559		Southwest Water Co.	28,418

1,465		UIL Holdings Corp.	75,213

2,806		UniSource Energy Corp.	87,688

4,300		WGL Holdings, Inc.	130,333

		TOTAL	3,266,599

		TOTAL COMMON STOCKS (IDENTIFIED COST $65,801,940)	89,000,652

Shares or Principal Amount			Value

		PREFERRED STOCKS--0.0%
		Healthcare--0.0%
76		Genesis Health Ventures, Inc., Pfd. (identified cost $28,732)	$0

		U.S. Treasury--1.1%
$1,020,000	[3]	United States Treasury Bill, 7/14/2005 (identified cost $1,014,339)	1,014,339

		MUTUAL FUND--0.0%
900		Gladstone Capital Corp. (identified cost $16,245)	19,800

		TOTAL INVESTMENTS--101.3% (IDENTIFIED COST $66,861,256)[4]	90,034,791

		OTHER ASSETS AND LIABILITIES--NET--(1.3)%	(1,188,557)

		TOTAL NET ASSETS--100%	$88,846,234

1 The Fund purchases index futures contracts to efficiently manage cashflows resulting from shareholder purchases and redemptions, dividend and capital gain payments to shareholders and corporate actions while maintaining exposure to the index and minimizing trading costs. The total market value of open index futures contracts is $580,900 at April 30, 2005, which represents 0.7% of net assets. Taking into consideration these open index futures contracts, the Fund’s effective total exposure to the Russell 2000 Index is 100.8%.

2 Non-income producing security.

3 Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding long futures contracts.

4 The cost of investments for federal tax purposes amounts to $66,861,256.

Note: The categories of investments are shown as a percentage of total net assets at
April 30, 2005.

See Notes which are an integral part of the Financial Statements

Statement of Assets and Liabilities

April 30, 2005 (unaudited)

Assets:

Total investments in securities, at value (identified cost $66,861,256)		$90,034,791

Income receivable		50,706

Receivable for investments sold		46,586

Receivable for shares sold		77,311

Receivable for daily variation margin		2,628

TOTAL ASSETS		90,212,022

Liabilities:

Payable for investments purchased	$51,167

Payable for shares redeemed	709,359

Payable for transfer and dividend disbursing agent fees and expenses	27,027

Payable for distribution services fee (Note 5)	7,238

Payable for shareholder services fee (Note 5)	10,299

Payable to Bank	511,133

Accrued expenses	49,565

TOTAL LIABILITIES		1,365,788

Net assets for 6,397,935 shares outstanding		$88,846,234

Net Assets Consist of:

Paid-in capital		$72,055,139

Net unrealized appreciation of investments and futures contracts		23,151,424

Accumulated net realized loss on investments and futures contracts		(6,426,676)

Undistributed net investment income		66,347

TOTAL NET ASSETS		$88,846,234

Net Asset Value, Offering Price and Redemption Proceeds Per Share

Institutional Shares:

Net asset value, offering price and redemption proceeds per share ($77,425,080 ÷ 5,556,510 shares outstanding), no par value, unlimited shares authorized		$13.93

Class C Shares:

Net asset value per share ($11,421,154 ÷ 841,425 shares outstanding), no par value, unlimited shares authorized		$13.57

Offering price per share (100/99.00 of $13.57)[1]		$13.71

Redemption proceeds per share (99.00/100 of $13.57)[1]		$13.43

1 See “What Do Shares Cost?” in the Prospectus.

See Notes which are an integral part of the Financial Statements

Statement of Operations

Six Months Ended April 30, 2005 (unaudited)

Investment Income:

Dividends (net of foreign taxes withheld of $211)			$637,123

Interest			41,865

Total income			678,988

Expenses:

Management fee (Note 5)		$259,876

Custodian fees		25,266

Transfer and dividend disbursing agent fees and expenses		55,168

Directors’/Trustees’ fees		2,112

Auditing fees		7,190

Legal fees		3,873

Portfolio accounting fees		64,344

Distribution services fee--Class C Shares (Note 5)		43,202

Shareholder services fee--Institutional Shares (Note 5)		112,890

Shareholder services fee--Class C Shares (Note 5)		13,723

Share registration costs		16,876

Printing and postage		27,897

Insurance premiums		4,153

Miscellaneous		5,957

TOTAL EXPENSES		642,527

Waivers (Note 5):

Waiver of management fee	$(59,925)

Waiver of shareholder services fee--Institutional Shares	(57,432)

TOTAL WAIVERS		(117,357)

Net expenses			525,170

Net investment income			153,818

Realized and Unrealized (Loss) on Investments and Futures Contracts:

Net realized gain on investments			1,581,855

Net realized gain on futures contracts			184,899

Net change in unrealized appreciation of investments			(1,965,630)

Net change in unrealized appreciation of futures contracts			(105,170)

Net realized and unrealized loss on investments and futures contracts			(304,046)

Change in net assets resulting from operations			$(150,228)

See Notes which are an integral part of the Financial Statements

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 4/30/2005	Year Ended 10/31/2004

Increase (Decrease) in Net Assets

Operations:

Net investment income	$153,818	$82,270

Net realized gain on investments and futures contracts	1,766,754	8,363,759

Net increase due to reimbursement from manager (Note 5)	--	173,364

Net change in unrealized appreciation/depreciation of investments and futures contracts	(2,070,800)	1,986,738

CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(150,228)	10,606,131

Distributions to Shareholders:

Distributions from net investment income

Institutional Shares	(122,716)	(43,776)

Share Transactions:

Proceeds from sale of shares	17,760,549	44,465,217

Net asset value of shares issued to shareholders in payment of distributions declared	94,673	34,796

Cost of shares redeemed	(30,146,048)	(52,079,883)

CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(12,290,826)	(7,579,870)

Change in net assets	(12,563,770)	2,982,485

Net Assets:
Beginning of period	101,410,004	98,427,519

End of period (including undistributed net investment income of $66,347 and $35,245, respectively)	$88,846,234	$101,410,004

See Notes which are an integral part of the Financial Statements

Notes to Financial Statements

April 30, 2005 (unaudited)

1. ORGANIZATION

Federated Index Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of three portfolios. The financial statements included herein are only those of Federated Mini-Cap Index Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. The Fund offers two classes of shares: Institutional Shares and Class C Shares. The investment objective of the Fund is to provide investment results that correspond to the aggregate price and dividend performance of approximately 2,000 publicly traded common stocks that are ranked in terms of capitalization below the top 1,000 stocks that comprise the large and mid-range capitalization sector of the United States equity market. This group of stocks is known as the Russell 2000® Index.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles (GAAP) in the United States of America.

Investment Valuation

Listed equity securities are valued at the last sale price or official closing price reported on a national securities exchange. If unavailable, the security is generally valued at the mean between the last closing bid and asked prices. Short-term securities are valued at the prices provided by an independent pricing service. However, short-term securities with remaining maturities of 60 days or less at the time of purchase may be valued at amortized cost, which approximates fair market value. Investments in other open-end regulated investment companies are valued at net asset value. Securities for which no quotations are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees (the “Trustees”).

Repurchase Agreements

It is the policy of the Fund to require the custodian bank or broker to take possession, to have legally segregated in the Federal Reserve Book Entry System, or to have segregated within the custodian bank’s vault, all securities held as collateral under repurchase agreement transactions. Additionally, procedures have been established by the Fund to monitor, on a daily basis, the market value of each repurchase agreement’s collateral to ensure that the value of the collateral at least equals the repurchase price to be paid under the repurchase agreement.

The Fund will only enter into repurchase agreements with banks and other recognized financial institutions, such as broker/dealers, which are deemed by the Fund’s adviser to be creditworthy pursuant to the guidelines and/or standards reviewed or established by the Board of Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Fund could receive less than the repurchase price on the sale of collateral securities. The Fund, along with other affiliated investment companies, may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

Investment Income, Gains and Losses, Expenses and Distributions

Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.

Premium and Discount Amortization

All premiums and discounts on fixed income securities are amortized/accreted for financial statement purposes.

Federal Taxes

It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary.

Withholding taxes on foreign interest, dividend and capital gains have been provided for in accordance with the applicable country’s tax rules and rates.

When-Issued and Delayed Delivery Transactions

The Fund may engage in when-issued or delayed delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Futures Contracts

The Fund purchases stock index futures contracts to manage cashflows, enhance yield and to potentially reduce transaction costs. Upon entering into a stock index futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. For the six months ended April 30, 2005, the Fund had realized gains on future contracts of $184,899.

At April 30, 2005, the Fund had the following open futures contracts:

Expiration Date	Contracts to Receive	Position	Unrealized Depreciation

June 2005	2 Russell 2000 Index Futures	Long	$(22,111)

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated.

Other

Investment transactions are accounted for on a trade date basis. Realized gains and losses from investment transactions are recorded on an identified cost basis.

3. SHARES OF BENEFICIAL INTEREST

The following tables summarize share activity:

	Six Months Ended 4/30/2005		Year Ended 10/31/2004

Institutional Shares:	Shares	Amount	Shares	Amount

Shares sold	999,939	$14,978,578	3,025,520	$40,986,860

Shares issued to shareholders in payment of distributions declared	6,111	94,673	2,630	34,796

Shares redeemed	(1,919,492)	(28,512,331)	(3,653,159)	(49,526,193)

NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(913,442)	$(13,439,080)	(625,009)	$(8,504,537)

	Six Months Ended 4/30/2005		Year Ended 10/31/2004

Class C Shares:	Shares	Amount	Shares	Amount

Shares sold	190,499	$2,781,971	260,248	$3,478,357

Shares redeemed	(111,651)	(1,633,717)	(190,791)	(2,553,690)

NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	78,848	$1,148,254	69,457	$924,667

NET CHANGE RESULTING FROM SHARE TRANSACTIONS	(834,594)	$(12,290,826)	(555,552)	$(7,579,870)

4. FEDERAL TAX INFORMATION

At April 30, 2005, the cost of investments for federal tax purposes was $66,861,256. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation from futures contracts was $23,173,535. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $31,039,027 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,865,492.

At October 31, 2004, the Fund had a capital loss carryforward of $4,201,868 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal tax. Pursuant to the Code, such capital loss carryforward will expire as follows:

Expiration Year	Expiration Amount

2010	$3,021,527

2011	$1,180,341

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

Federated Equity Management Company of Pennsylvania, the Fund’s manager (the “Manager”), receives for its services an annual investment adviser fee equal to 0.50% of the Fund’s average daily net assets. The Manager may voluntarily choose to waive any portion of its fee. The Manager can modify or terminate this voluntary waiver at any time at its sole discretion.

Under the terms of a subadvisory contract between the Manager and the Fund Asset Management L.P. doing business as Mercury Advisors, an indirect, wholly owned subsidiary of Merrill Lynch & Co., Inc. (the “Subadviser”), the Subadviser receives an annual fee from the Manager equal to 0.030% of the Fund’s average daily net assets.

Distribution Services Fee

The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses of up to 0.75% of average daily net assets, annually, to compensate FSC. FSC may voluntarily choose to waive any portion of its fee. FSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSC and FSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSC retained $8,844 of fees paid by the Fund.

Sales Charges

For the six months ended April 30, 2005, FSC retained $110 of contingent deferred sales charges relating to redemptions of Class C Shares. See “What Do Shares Cost?” in the Prospectus.

Shareholder Services Fee

Under the terms of a Shareholder Services Agreement with Federated Shareholder Services Company (FSSC), the Fund will pay FSSC up to 0.25% of the average daily net assets of the Fund’s Institutional Shares and Class C Shares for the period. The fee paid to FSSC is used to finance certain services for shareholders and to maintain shareholder accounts. FSSC may voluntarily choose to waive any portion of its fee. FSSC can modify or terminate this voluntary waiver at any time at its sole discretion. Rather than paying investment professionals directly, the Fund may pay fees to FSSC and FSSC will use the fees to compensate investment professionals. For the six months ended April 30, 2005, FSSC did not retain any fees paid by the Fund.

Other

Federated has retained an outside law firm to perform an internal review of past mutual fund trading practices and report to a special investigative committee of Federated’s Board. In conjunction with this review, the Independent Trustees of the Fund have retained a financial expert to assess the impact of these trading practices. In accordance with the findings of the financial expert, the Fund’s Manager made a contribution to the Fund of $173,364, which relates to a contribution to Paid-In Capital for detrimental impact to the Fund from frequent trading activity and detrimental impact on those Funds that may have resulted from orders incorrectly accepted by Federated employees after the Fund’s closing times.

General

Certain of the Officers and Trustees of the Fund are Officers and Directors or Trustees of the above companies.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations (and in-kind contributions), for the six months ended April 30, 2005, were as follows:

Purchases	$974,318

Sales	$8,618,742

7. LEGAL PROCEEDINGS

Beginning in October 2003, Federated Investors, Inc. and various subsidiaries thereof (including the advisers and distributor for various investment companies, collectively, “Federated”), along with various investment companies sponsored by Federated (“Funds”) were named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland seeking damages of unspecified amounts. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. Federated and various Funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and rule 12b-1 fees, and seeking damages of unspecified amounts. The Board of the Funds has retained the law firm of Dickstein Shapiro Morin & Oshinsky LLP to represent the Funds in these lawsuits. Federated and the Funds, and their respective counsel, are reviewing the allegations and will respond appropriately. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these recent lawsuits and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Funds, there can be no assurance that these suits, the ongoing adverse publicity and/or other developments resulting from the regulatory investigations will not result in increased Fund redemptions, reduced sales of Fund shares, or other adverse consequences for the Funds.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available through Federated’s website. Go to FederatedInvestors.com, select “Products,” select the “Prospectuses and Regulatory Reports” link, then select the Fund to access the link to Form N-PX. This information is also available from the EDGAR database on the SEC’s Internet site at www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULE

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information from the “Products” section of Federated’s website at FederatedInvestors.com by clicking on “Portfolio Holdings” and selecting the name of the Fund, or by selecting the name of the Fund and clicking on “Portfolio Holdings.” You must register on the website the first time you wish to access this information.

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank, and are not insured or guaranteed by the U.S.government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.

This report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s prospectus, which contains facts concerning its objective and policies, management fees, expenses, and other information.

IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY

In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.

Federated Investors
World-Class Investment Manager

Federated Mini-Cap Index Fund
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

Contact us at FederatedInvestors.com
or call 1-800-341-7400.

Federated Securities Corp., Distributor

Cusip 31420E304
Cusip 31420E601

3052012 (6/05)

Federated is a registered mark of Federated Investors, Inc.
2005 ©Federated Investors, Inc.

Item 2.           Code of Ethics

                  Not Applicable

Item 3.           Audit Committee Financial Expert

                  Not Applicable

Item 4.           Principal Accountant Fees and Services

                  Not Applicable

Item 5.           Audit Committee of Listed Registrants

                  Not Applicable

Item 6.           Schedule of Investments

                  Not Applicable

Item 7.           Disclosure of Proxy Voting Policies and Procedures for
                  Closed-End Management Investment Companies

                  Not Applicable

Item 8.           Portfolio Managers of Closed-End Management
                  Investment Companies

                  Not Applicable

Item 9.           Purchases of Equity Securities by Closed-End Management
                  Investment Company and Affiliated Purchasers

                  Not Applicable

Item 10.          Submission of Matters to a Vote of Security Holders

                  Not Applicable

Item 11.          Controls and Procedures

(a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c)
under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.          Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant        Federated Index Trust

By                /S/Richard J. Thomas, Principal Financial Officer

Date              June 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                /S/J. Christopher Donahue, Principal Executive Officer

Date              June 22, 2005

By                /S/Richard J. Thomas, Principal Financial Officer

Date              June 22, 2005